UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-6093

Name of Registrant:	Vanguard Institutional Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31, 2007

Date of reporting period:	March 31, 2008

Item 1:	Schedule of Investments

Vanguard Institutional Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.7%)

Consumer Discretionary (8.6%)
McDonald's Corp.	6,714,122	374,447
The Walt Disney Co.	10,977,845	344,485
Comcast Corp. Class A	17,476,375	337,993
Time Warner, Inc.	20,849,794	292,314
Home Depot, Inc.	9,838,670	275,188
News Corp., Class A	13,409,462	251,427
Target Corp.	4,773,240	241,908
Lowe's Cos., Inc.	8,527,055	195,611
NIKE, Inc. Class B	2,232,317	151,798
* Viacom Inc. Class B	3,718,456	147,325
* Amazon.com, Inc.	1,798,382	128,225
Johnson Controls, Inc.	3,461,731	117,007
Yum! Brands, Inc.	2,772,308	103,158
Carnival Corp.	2,545,139	103,027
* DIRECTV Group, Inc.	4,154,057	102,979
Staples, Inc.	4,082,067	90,255
CBS Corp.	3,950,839	87,235
Best Buy Co., Inc.	2,054,415	85,176
Clear Channel Communications, Inc.	2,902,778	84,819
TJX Cos., Inc.	2,548,049	84,264
Omnicom Group Inc.	1,869,335	82,587
* Kohl's Corp.	1,828,863	78,440
* Starbucks Corp.	4,258,509	74,524
* Ford Motor Co.	12,867,141	73,600
International Game Technology	1,820,713	73,211
The McGraw-Hill Cos., Inc.	1,882,042	69,541
^ General Motors Corp.	3,300,427	62,873
Fortune Brands, Inc.	898,175	62,423
* Coach, Inc.	2,051,811	61,862
Marriott International, Inc. Class A	1,754,671	60,290
Macy's Inc.	2,523,072	58,182
Starwood Hotels & Resorts Worldwide, Inc.	1,097,833	56,813
Harley-Davidson, Inc.	1,393,777	52,267
The Gap, Inc.	2,651,553	52,183
J.C. Penney Co., Inc. (Holding Co.)	1,289,222	48,617
* GameStop Corp. Class A	938,571	48,534
* Bed Bath & Beyond, Inc.	1,528,661	45,096
*^ Sears Holdings Corp.	424,262	43,313
Mattel, Inc.	2,117,537	42,139
VF Corp.	510,401	39,561
H & R Block, Inc.	1,891,939	39,277
Genuine Parts Co.	968,908	38,969
Gannett Co., Inc.	1,339,892	38,924
Whirlpool Corp.	446,147	38,717
Newell Rubbermaid, Inc.	1,612,116	36,869
Abercrombie & Fitch Co.	501,052	36,647
* The Goodyear Tire & Rubber Co.	1,396,227	36,023
* Apollo Group, Inc. Class A	798,768	34,507
Nordstrom, Inc.	1,040,276	33,913
Tiffany & Co.	738,659	30,905
Limited Brands, Inc.	1,807,234	30,904
Sherwin-Williams Co.	601,652	30,708
Eastman Kodak Co.	1,675,595	29,608
* AutoZone Inc.	254,582	28,979
Darden Restaurants Inc.	833,219	27,121
* Expedia, Inc.	1,212,602	26,544
D. R. Horton, Inc.	1,600,046	25,201
Black & Decker Corp.	360,402	23,823
Hasbro, Inc.	847,634	23,649
* Interpublic Group of Cos., Inc.	2,741,594	23,057
Washington Post Co. Class B	33,845	22,388
* IAC/InterActiveCorp	1,062,644	22,060
E.W. Scripps Co. Class A	520,885	21,882
The Stanley Works	454,796	21,657
Wyndham Worldwide Corp.	1,026,838	21,235
Polo Ralph Lauren Corp.	342,711	19,977
Pulte Homes, Inc.	1,243,170	18,088
* Office Depot, Inc.	1,588,969	17,558
Centex Corp.	711,836	17,234
Snap-On Inc.	335,819	17,076
Family Dollar Stores, Inc.	818,125	15,953
^ New York Times Co. Class A	836,933	15,801
Harman International Industries, Inc.	352,721	15,357
Lennar Corp. Class A	804,677	15,136
Leggett & Platt, Inc.	981,609	14,970
RadioShack Corp.	755,512	12,277
* AutoNation, Inc.	795,103	11,903
* Big Lots Inc.	526,336	11,737
Wendy's International, Inc.	503,724	11,616
KB Home	444,186	10,985
Liz Claiborne, Inc.	573,587	10,411
OfficeMax, Inc.	442,043	8,461
Meredith Corp.	219,154	8,383
Brunswick Corp.	507,568	8,106
Jones Apparel Group, Inc.	504,157	6,766
Dillard's Inc.	327,972	5,644
Comcast Corp. Special Class A	77,829	1,476
Circuit City Stores, Inc.	221,426	881
* Viacom Inc. Class A	18,015	714
CBS Corp. Class A	18,015	398
News Corp., Class B	4,500	86

		5,805,258

Consumer Staples (11.0%)
The Procter & Gamble Co.	17,941,380	1,257,152
Wal-Mart Stores, Inc.	13,775,043	725,669
The Coca-Cola Co.	11,651,900	709,251
PepsiCo, Inc.	9,338,317	674,226
Philip Morris International Inc.	12,267,464	620,488
CVS/Caremark Corp.	8,347,809	338,170
Kraft Foods Inc.	8,939,246	277,206
Altria Group, Inc.	12,291,064	272,862
Colgate-Palmolive Co.	2,972,244	231,568
Walgreen Co.	5,779,749	220,151
Anheuser-Busch Cos., Inc.	4,169,344	197,835
Costco Wholesale Corp.	2,534,688	164,679
Kimberly-Clark Corp.	2,450,213	158,161
Archer-Daniels-Midland Co.	3,752,246	154,442
General Mills, Inc.	1,963,329	117,564
Sysco Corp.	3,519,311	102,130
The Kroger Co.	3,932,210	99,878
Avon Products, Inc.	2,488,117	98,380
H.J. Heinz Co.	1,837,675	86,316
Kellogg Co.	1,523,262	80,063
Safeway, Inc.	2,566,608	75,330
ConAgra Foods, Inc.	2,843,410	68,100
Wm. Wrigley Jr. Co.	1,037,074	65,170
Reynolds American Inc.	997,719	58,895
Sara Lee Corp.	4,180,258	58,440
UST, Inc.	871,587	47,519
The Clorox Co.	807,432	45,733
Campbell Soup Co.	1,284,272	43,601
Molson Coors Brewing Co. Class B	799,855	42,048
Coca-Cola Enterprises, Inc.	1,671,852	40,459
SuperValu Inc.	1,229,913	36,873
The Hershey Co.	978,385	36,856
Brown-Forman Corp. Class B	498,489	33,010
The Estee Lauder Cos. Inc. Class A	663,760	30,433
McCormick & Co., Inc.	744,249	27,515
The Pepsi Bottling Group, Inc.	800,322	27,139
^ Whole Foods Market, Inc.	811,303	26,749
Tyson Foods, Inc.	1,591,670	25,387
* Constellation Brands, Inc. Class A	1,129,384	19,956
Dean Foods Co.	879,888	17,677
Wm. Wrigley Jr. Co. Class B	224,830	13,984

		7,427,065

Energy (13.2%)
ExxonMobil Corp.	31,190,056	2,638,055
Chevron Corp.	12,106,805	1,033,437
ConocoPhillips Co.	9,103,599	693,785
Schlumberger Ltd.	6,982,475	607,475
Occidental Petroleum Corp.	4,795,635	350,897
Devon Energy Corp.	2,590,883	270,307
* Transocean, Inc.	1,852,444	250,450
Apache Corp.	1,941,604	234,585
Halliburton Co.	5,131,380	201,817
Marathon Oil Corp.	4,133,495	188,487
XTO Energy, Inc.	2,974,783	184,020
EOG Resources, Inc.	1,440,030	172,804
Anadarko Petroleum Corp.	2,728,701	171,990
Valero Energy Corp.	3,117,145	153,083
Hess Corp.	1,626,033	143,384
* Weatherford International Ltd.	1,977,620	143,318
Baker Hughes, Inc.	1,803,866	123,565
Chesapeake Energy Corp.	2,667,806	123,119
* National Oilwell Varco Inc.	2,081,378	121,511
Williams Cos., Inc.	3,411,051	112,496
Murphy Oil Corp.	1,106,136	90,858
Spectra Energy Corp.	3,687,871	83,899
Peabody Energy Corp.	1,579,870	80,573
Noble Corp.	1,566,261	77,796
Smith International, Inc.	1,170,758	75,198
CONSOL Energy, Inc.	1,064,064	73,623
Noble Energy, Inc.	1,001,849	72,935
El Paso Corp.	4,085,713	67,986
Range Resources Corp.	871,351	55,287
* Nabors Industries, Inc.	1,634,866	55,209
* Cameron International Corp.	1,269,373	52,857
ENSCO International, Inc.	839,212	52,551
BJ Services Co.	1,703,406	48,564
Sunoco, Inc.	683,921	35,885
Rowan Cos., Inc.	647,707	26,673
Tesoro Corp.	800,160	24,005

		8,892,484

Financials (16.8%)
Bank of America Corp.	25,897,643	981,780
JPMorgan Chase & Co.	19,801,435	850,472
Citigroup, Inc.	30,352,638	650,154
American International Group, Inc.	14,705,175	635,999
Wells Fargo & Co.	19,220,338	559,312
The Goldman Sachs Group, Inc.	2,303,591	380,991
U.S. Bancorp	10,083,988	326,318
Wachovia Corp.	11,554,420	311,969
American Express Co.	6,740,047	294,675
Morgan Stanley	6,439,363	294,279
Bank of New York Mellon Corp.	6,653,824	277,664
MetLife, Inc.	4,134,540	249,147
Merrill Lynch & Co., Inc.	5,664,603	230,776
Prudential Financial, Inc.	2,600,236	203,468
AFLAC Inc.	2,767,933	179,777
State Street Corp.	2,258,822	178,447
The Travelers Cos., Inc.	3,616,635	173,056
The Allstate Corp.	3,267,412	157,032
Fannie Mae	5,703,554	150,118
CME Group, Inc.	310,920	145,853
The Hartford Financial Services Group Inc.	1,830,775	138,718
PNC Financial Services Group	1,986,687	130,267
Simon Property Group, Inc. REIT	1,300,500	120,829
Lehman Brothers Holdings, Inc.	3,093,391	116,435
SunTrust Banks, Inc.	2,045,389	112,783
Capital One Financial Corp.	2,174,548	107,031
The Chubb Corp.	2,158,725	106,814
ACE Ltd.	1,923,355	105,900
Loews Corp.	2,563,235	103,093
Charles Schwab Corp.	5,474,099	103,077
BB&T Corp.	3,184,491	102,095
Freddie Mac	3,766,832	95,376
NYSE Euronext	1,544,963	95,340
Franklin Resources Corp.	917,026	88,942
ProLogis REIT	1,505,712	88,626
The Principal Financial Group, Inc.	1,510,122	84,144
Lincoln National Corp.	1,542,543	80,212
Regions Financial Corp.	4,044,027	79,870
T. Rowe Price Group Inc.	1,537,834	76,892
Northern Trust Corp.	1,120,084	74,452
Marsh & McLennan Cos., Inc.	3,037,819	73,971
Aon Corp.	1,781,007	71,596
Ameriprise Financial, Inc.	1,323,663	68,632
Vornado Realty Trust REIT	786,857	67,835
Equity Residential REIT	1,569,194	65,106
Fifth Third Bancorp	3,106,492	64,988
Public Storage, Inc. REIT	725,962	64,335
Boston Properties, Inc. REIT	696,601	64,136
Progressive Corp. of Ohio	3,955,316	63,562
General Growth Properties Inc. REIT	1,554,947	59,352
Kimco Realty Corp. REIT	1,473,723	57,726
Genworth Financial Inc.	2,532,061	57,326
* IntercontinentalExchange Inc.	408,933	53,366
Hudson City Bancorp, Inc.	3,015,255	53,310
^ Washington Mutual, Inc.	5,145,500	52,999
KeyCorp	2,324,889	51,031
Host Hotels & Resorts Inc. REIT	3,044,203	48,464
HCP, Inc. REIT	1,362,242	46,057
Discover Financial Services	2,785,821	45,604
Leucadia National Corp.	983,581	44,478
Unum Group	2,015,946	44,371
Legg Mason Inc.	783,877	43,881
Avalonbay Communities, Inc. REIT	446,488	43,095
Moody's Corp.	1,195,273	41,631
* SLM Corp.	2,711,732	41,625
Plum Creek Timber Co. Inc. REIT	994,645	40,482
^ American Capital Strategies, Ltd.	1,133,414	38,717
National City Corp.	3,686,537	36,681
Cincinnati Financial Corp.	962,913	36,629
M & T Bank Corp.	447,457	36,011
Marshall & Ilsley Corp.	1,521,239	35,293
Assurant, Inc.	556,301	33,856
Torchmark Corp.	531,883	31,971
Comerica, Inc.	876,118	30,734
XL Capital Ltd. Class A	1,035,280	30,593
Developers Diversified Realty Corp. REIT	709,053	29,695
Zions Bancorp	623,311	28,392
Huntington Bancshares Inc.	2,129,847	22,896
Safeco Corp.	521,667	22,891
* CB Richard Ellis Group, Inc.	1,010,078	21,858
Janus Capital Group Inc.	884,509	20,583
Federated Investors, Inc.	503,332	19,710
Sovereign Bancorp, Inc.	2,101,558	19,587
Apartment Investment & Management Co. Class A REIT	533,361	19,100
^ Countrywide Financial Corp.	3,377,718	18,577
^ MBIA, Inc.	1,221,161	14,923
CIT Group Inc.	1,112,582	13,184
*^ E*TRADE Financial Corp.	2,657,779	10,259
^ First Horizon National Corp.	727,648	10,194
^ Ambac Financial Group, Inc.	1,654,291	9,512
Toronto Dominion Bank	122,782	7,533
^ MGIC Investment Corp.	690,983	7,276
^ Bear Stearns Co., Inc.	686,902	7,206

		11,285,003

Health Care (11.7%)
Johnson & Johnson	16,513,647	1,071,240
Pfizer Inc.	39,415,690	824,970
Abbott Laboratories	9,011,598	496,990
Merck & Co., Inc.	12,623,425	479,059
Wyeth	7,800,228	325,738
Medtronic, Inc.	6,547,198	316,688
Eli Lilly & Co.	5,766,739	297,506
* Gilead Sciences, Inc.	5,415,760	279,074
* Amgen, Inc.	6,340,919	264,924
UnitedHealth Group Inc.	7,295,568	250,676
Bristol-Myers Squibb Co.	11,539,805	245,798
Baxter International, Inc.	3,698,664	213,857
* Celgene Corp.	2,503,173	153,419
* WellPoint Inc.	3,159,581	139,432
* Thermo Fisher Scientific, Inc.	2,440,549	138,721
Schering-Plough Corp.	9,450,540	136,182
* Medco Health Solutions, Inc.	3,054,642	133,763
Covidien Ltd.	2,907,776	128,669
Becton, Dickinson & Co.	1,422,865	122,153
Aetna Inc.	2,895,331	121,864
* Genzyme Corp.	1,560,128	116,292
Cardinal Health, Inc.	2,078,964	109,166
* Biogen Idec Inc.	1,735,728	107,077
* Zimmer Holdings, Inc.	1,359,578	105,857
* Boston Scientific Corp.	7,829,273	100,763
Allergan, Inc.	1,783,565	100,575
* Express Scripts Inc.	1,473,874	94,800
Stryker Corp.	1,390,467	90,450
McKesson Corp.	1,687,387	88,368
* St. Jude Medical, Inc.	2,005,825	86,632
* Forest Laboratories, Inc.	1,815,510	72,639
CIGNA Corp.	1,633,143	66,257
C.R. Bard, Inc.	588,260	56,708
* Laboratory Corp. of America Holdings	644,221	47,466
* Humana Inc.	989,590	44,393
Quest Diagnostics, Inc.	914,503	41,400
* Hospira, Inc.	922,706	39,464
AmerisourceBergen Corp.	945,055	38,728
* Coventry Health Care Inc.	899,656	36,301
* Varian Medical Systems, Inc.	730,835	34,232
* Waters Corp.	582,917	32,468
Applera Corp.-Applied Biosystems Group	976,126	32,076
* Barr Pharmaceuticals Inc.	627,511	30,315
* Patterson Cos.	751,843	27,292
IMS Health, Inc.	1,065,656	22,389
* Millipore Corp.	319,974	21,569
^ Mylan Inc.	1,768,967	20,520
* Watson Pharmaceuticals, Inc.	603,413	17,692
PerkinElmer, Inc.	683,396	16,572
* Tenet Healthcare Corp.	2,761,161	15,628
* King Pharmaceuticals, Inc.	1,431,335	12,453

		7,867,265

Industrials (12.1%)
General Electric Co.	58,215,414	2,154,552
United Parcel Service, Inc.	6,030,572	440,352
United Technologies Corp.	5,722,142	393,798
The Boeing Co.	4,459,089	331,622
3M Co.	4,125,625	326,543
Caterpillar, Inc.	3,638,050	284,823
Honeywell International Inc.	4,339,877	244,856
Emerson Electric Co.	4,589,581	236,180
Deere & Co.	2,542,173	204,492
Lockheed Martin Corp.	1,998,724	198,473
General Dynamics Corp.	2,345,099	195,511
Union Pacific Corp.	1,519,980	190,575
FedEx Corp.	1,804,200	167,195
Raytheon Co.	2,464,848	159,254
Burlington Northern Santa Fe Corp.	1,725,558	159,131
Northrop Grumman Corp.	1,970,133	153,296
CSX Corp.	2,351,717	131,861
Tyco International, Ltd.	2,827,497	124,551
Norfolk Southern Corp.	2,194,104	119,184
Danaher Corp.	1,484,333	112,854
Illinois Tool Works, Inc.	2,334,717	112,603
Waste Management, Inc.	2,889,038	96,956
PACCAR, Inc.	2,137,869	96,204
Precision Castparts Corp.	810,045	82,689
Textron, Inc.	1,449,896	80,353
L-3 Communications Holdings, Inc.	713,773	78,044
Fluor Corp.	516,646	72,930
Ingersoll-Rand Co.	1,589,748	70,871
Parker Hannifin Corp.	982,496	68,057
Eaton Corp.	854,144	68,050
Expeditors International of Washington, Inc.	1,239,380	55,995
Cummins Inc.	1,179,024	55,202
ITT Industries, Inc.	1,055,662	54,694
C.H. Robinson Worldwide Inc.	999,068	54,349
Rockwell Collins, Inc.	944,296	53,967
Southwest Airlines Co.	4,277,866	53,046
* Jacobs Engineering Group Inc.	705,656	51,929
Rockwell Automation, Inc.	864,983	49,667
Dover Corp.	1,119,072	46,755
Trane, Inc.	1,013,327	46,512
Pitney Bowes, Inc.	1,226,760	42,961
Masco Corp.	2,128,677	42,212
Goodrich Corp.	727,319	41,828
Cooper Industries, Inc. Class A	1,039,331	41,729
R.R. Donnelley & Sons Co.	1,249,417	37,870
* Terex Corp.	592,274	37,017
The Manitowoc Co., Inc.	755,128	30,809
Avery Dennison Corp.	618,921	30,482
W.W. Grainger, Inc.	390,781	29,852
Equifax, Inc.	760,807	26,233
Pall Corp.	712,954	25,003
Robert Half International, Inc.	929,512	23,926
Cintas Corp.	779,145	22,237
* Allied Waste Industries, Inc.	1,960,216	21,190
Ryder System, Inc.	337,800	20,575
* Monster Worldwide Inc.	737,290	17,850
* Raytheon Co. Warrants Exp. 6/16/11	20,998	629

		8,170,379

Information Technology (15.7%)
Microsoft Corp.	46,662,129	1,324,271
International Business Machines Corp.	8,070,338	929,219
* Cisco Systems, Inc.	34,751,896	837,173
* Apple Inc.	5,123,781	735,263
Intel Corp.	33,743,389	714,685
Hewlett-Packard Co.	14,372,599	656,253
* Google Inc.	1,351,976	595,505
* Oracle Corp.	23,058,326	451,021
QUALCOMM Inc.	9,399,762	385,390
* Dell Inc.	13,064,842	260,252
* Yahoo! Inc.	7,795,639	225,528
Corning, Inc.	9,178,815	220,659
Texas Instruments, Inc.	7,732,603	218,601
* eBay Inc.	6,503,337	194,060
* EMC Corp.	12,246,528	175,615
Applied Materials, Inc.	7,891,599	153,965
Automatic Data Processing, Inc.	3,047,770	129,195
Motorola, Inc.	13,146,343	122,261
* Adobe Systems, Inc.	3,317,178	118,058
Tyco Electronics Ltd.	2,841,818	97,531
* MEMC Electronic Materials, Inc.	1,331,648	94,414
Western Union Co.	4,370,716	92,965
* Electronic Arts Inc.	1,846,720	92,188
* Symantec Corp.	4,935,043	82,020
Xerox Corp.	5,349,787	80,086
* Juniper Networks, Inc.	3,052,369	76,309
* Sun Microsystems, Inc.	4,622,165	71,782
Paychex, Inc.	1,887,295	64,659
* NVIDIA Corp.	3,239,175	64,103
* Agilent Technologies, Inc.	2,129,030	63,509
* Broadcom Corp.	2,725,431	52,519
* Intuit, Inc.	1,920,615	51,876
CA, Inc.	2,269,968	51,074
Analog Devices, Inc.	1,713,907	50,595
Electronic Data Systems Corp.	2,969,521	49,443
* Cognizant Technology Solutions Corp.	1,676,198	48,325
* Fiserv, Inc.	956,062	45,977
* Autodesk, Inc.	1,342,645	42,266
* VeriSign, Inc.	1,239,935	41,215
* NetApp, Inc.	1,997,575	40,051
Linear Technology Corp.	1,289,916	39,588
Xilinx, Inc.	1,663,774	39,515
KLA-Tencor Corp.	1,051,419	39,008
* Computer Sciences Corp.	951,800	38,824
Fidelity National Information Services, Inc.	994,973	37,948
* BMC Software, Inc.	1,130,150	36,752
Microchip Technology, Inc.	1,098,012	35,938
Altera Corp.	1,785,832	32,913
* Citrix Systems, Inc.	1,094,589	32,104
* SanDisk Corp.	1,332,099	30,065
* Affiliated Computer Services, Inc. Class A	557,690	27,946
* Akamai Technologies, Inc.	971,896	27,369
Total System Services, Inc.	1,155,485	27,339
* Micron Technology, Inc.	4,421,814	26,398
National Semiconductor Corp.	1,318,359	24,152
* Teradata Corp.	1,044,464	23,041
*^ Advanced Micro Devices, Inc.	3,520,468	20,736
* LSI Corp.	3,842,875	19,022
Molex, Inc.	816,141	18,902
* JDS Uniphase Corp.	1,307,748	17,511
* Lexmark International, Inc.	552,596	16,976
* Ciena Corp.	506,412	15,613
* Tellabs, Inc.	2,405,067	13,108
* Novell, Inc.	2,049,983	12,894
* Teradyne, Inc.	1,015,108	12,608
* Novellus Systems, Inc.	592,594	12,474
* QLogic Corp.	788,091	12,097
* Compuware Corp.	1,647,893	12,096
Jabil Circuit, Inc.	1,198,826	11,341
* Convergys Corp.	749,788	11,292
* Unisys Corp.	2,056,055	9,108

		10,534,559

Materials (3.6%)
Monsanto Co.	3,194,769	356,217
E.I. du Pont de Nemours & Co.	5,243,180	245,171
Freeport-McMoRan Copper & Gold, Inc. Class B	2,231,587	214,723
Dow Chemical Co.	5,478,051	201,866
Alcoa Inc.	4,747,896	171,209
Praxair, Inc.	1,826,289	153,828
Newmont Mining Corp. (Holding Co.)	2,642,742	119,716
Air Products & Chemicals, Inc.	1,250,234	115,022
Nucor Corp.	1,679,371	113,761
United States Steel Corp.	686,867	87,143
Weyerhaeuser Co.	1,221,810	79,467
International Paper Co.	2,493,921	67,835
PPG Industries, Inc.	955,155	57,796
Sigma-Aldrich Corp.	753,060	44,920
Ecolab, Inc.	1,020,581	44,324
Allegheny Technologies Inc.	590,078	42,108
^ Vulcan Materials Co.	630,093	41,838
Rohm & Haas Co.	729,041	39,427
Eastman Chemical Co.	467,587	29,201
MeadWestvaco Corp.	1,010,339	27,501
Ball Corp.	579,828	26,637
Sealed Air Corp.	940,341	23,744
International Flavors & Fragrances, Inc.	472,473	20,812
* Pactiv Corp.	759,009	19,894
Ashland, Inc.	326,516	15,444
Bemis Co., Inc.	580,230	14,755
Hercules, Inc.	665,608	12,174
Titanium Metals Corp.	574,373	8,644

		2,395,177

Telecommunication Services (3.4%)
AT&T Inc.	35,187,345	1,347,675
Verizon Communications Inc.	16,737,376	610,077
Sprint Nextel Corp.	16,609,923	111,120
* American Tower Corp. Class A	2,359,874	92,531
Qwest Communications International Inc.	9,063,624	41,058
Embarq Corp.	892,180	35,776
Windstream Corp.	2,638,173	31,526
CenturyTel, Inc.	636,183	21,147
Citizens Communications Co.	1,907,372	20,008

		2,310,918

Utilities (3.6%)
Exelon Corp.	3,855,012	313,297
Southern Co.	4,458,324	158,761
FPL Group, Inc.	2,375,111	149,014
Dominion Resources, Inc.	3,351,452	136,873
Duke Energy Corp.	7,362,697	131,424
FirstEnergy Corp.	1,777,325	121,960
Entergy Corp.	1,114,679	121,589
Public Service Enterprise Group, Inc.	2,964,430	119,140
PPL Corp.	2,176,851	99,961
American Electric Power Co., Inc.	2,334,568	97,188
Edison International	1,899,873	93,132
Constellation Energy Group, Inc.	1,037,330	91,565
Sempra Energy	1,523,596	81,177
PG&E Corp.	2,074,029	76,366
* AES Corp.	3,902,062	65,047
Progress Energy, Inc.	1,516,506	63,238
Consolidated Edison Inc.	1,586,641	62,990
Questar Corp.	1,004,712	56,827
Ameren Corp.	1,213,701	53,451
Xcel Energy, Inc.	2,501,741	49,910
Allegheny Energy, Inc.	972,361	49,104
DTE Energy Co.	949,734	36,935
Pepco Holdings, Inc.	1,169,354	28,906
NiSource, Inc.	1,594,323	27,486
CenterPoint Energy Inc.	1,902,200	27,144
* Dynegy, Inc.	2,882,116	22,740
Integrys Energy Group, Inc.	444,463	20,730
Pinnacle West Capital Corp.	584,542	20,506
TECO Energy, Inc.	1,227,482	19,578
CMS Energy Corp.	1,310,480	17,744
Nicor Inc.	260,262	8,721

		2,422,504

Total Common Stocks
(Cost $55,631,795)		67,110,612

Temporary Cash Investments (0.5%)

Money Market Fund (0.5%)
1 Vanguard Market Liquidity Fund, 2.800%	361,650,971	361,651
	Face
	Amount
	($000)

U.S. Government & Agency Obligation (0.0%)
2 Federal Home Loan Mortgage Corp.
3 3.607%, 4/7/08	10,000	9,997
2 Federal National Mortgage Assn.
3 2.701%, 4/21/08	5,000	4,994

Total Temporary Cash Investments
(Cost $376,641)		376,642

Total Investments (100.2%)
(Cost $56,008,436)		67,487,254

Other Assets and Liabilities - Net(-0.2%)		(147,217)

Net Assets (100%)		67,340,037

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $14,991,000 have been segregated as initial margin for open futures contracts. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008, the cost of investment securities for tax purposes was $56,008,436,000. Net unrealized appreciation of investment securities for tax purposes was $11,478,818,000, consisting of unrealized gains of $17,733,154,000 on securities that had risen in value since their purchase and $6,254,336,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	557	184,367	0
E-mini S&P 500 Index	328	21,714	(11)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	67,472,263	(11)

Level 2- Other Significant Observable Inputs	14,991

Level 3- Significant Unobservable Inputs

Total	67,487,254	(11)

Vanguard Institutional Total Stock Market Index Fund
Schedule of Investments
March 31, 2008

	Shares	Market Value ($000)

Common Stocks (99.6%)

Consumer Discretionary (9.5%)
McDonald's Corp.	800,910	44,667
The Walt Disney Co.	1,224,504	38,425
Comcast Corp. Class A	1,894,875	36,647
Time Warner, Inc.	2,447,710	34,317
Home Depot, Inc.	1,142,885	31,966
News Corp., Class A	1,498,600	28,099
Target Corp.	534,698	27,098
Lowe's Cos., Inc.	995,665	22,841
NIKE, Inc. Class B	251,945	17,132
* Viacom Inc. Class B	385,502	15,274
* Amazon.com, Inc.	210,167	14,985
Johnson Controls, Inc.	402,531	13,606
Yum! Brands, Inc.	344,813	12,830
Carnival Corp.	296,195	11,990
* DIRECTV Group, Inc.	471,050	11,677
Staples, Inc.	479,392	10,599
Best Buy Co., Inc.	240,897	9,988
TJX Cos., Inc.	301,618	9,975
Omnicom Group Inc.	221,723	9,796
Clear Channel Communications, Inc.	320,821	9,374
CBS Corp.	403,167	8,902
* Kohl's Corp.	204,838	8,786
* Starbucks Corp.	495,379	8,669
International Game Technology	213,543	8,587
The McGraw-Hill Cos., Inc.	223,264	8,250
Marriott International, Inc. Class A	224,660	7,719
* Liberty Media Corp.	334,316	7,569
* Coach, Inc.	249,275	7,516
The Gap, Inc.	378,708	7,453
Fortune Brands, Inc.	104,290	7,248
Starwood Hotels & Resorts Worldwide, Inc.	134,888	6,980
Macy's Inc.	293,290	6,763
* Ford Motor Co.	1,173,667	6,713
* Liberty Media Corp.-Interactive Series A	391,962	6,326
Harley-Davidson, Inc.	163,639	6,136
General Motors Corp.	306,895	5,846
J.C. Penney Co., Inc. (Holding Co.)	142,741	5,383
* Las Vegas Sands Corp.	72,251	5,321
* Bed Bath & Beyond, Inc.	179,603	5,298
*^ Sears Holdings Corp.	51,307	5,238
* GameStop Corp. Class A	98,242	5,080
Mattel, Inc.	248,649	4,948
VF Corp.	59,810	4,636
H & R Block, Inc.	221,592	4,600
Genuine Parts Co.	114,177	4,592
Gannett Co., Inc.	157,561	4,577
Whirlpool Corp.	52,593	4,564
Garmin Ltd.	81,115	4,381
Tim Hortons, Inc.	127,193	4,331
Newell Rubbermaid, Inc.	189,089	4,324
Wynn Resorts Ltd.	42,687	4,296
Abercrombie & Fitch Co.	58,414	4,272
* Liberty Global, Inc. Class A	122,180	4,164
* Apollo Group, Inc. Class A	95,908	4,143
Nordstrom, Inc.	125,922	4,105
* DISH Network Corp.	142,110	4,083
* Liberty Global, Inc. Series C	123,626	4,015
* MGM Mirage, Inc.	67,634	3,975
* Discovery Holding Co. Class A	182,657	3,876
Tiffany & Co.	92,268	3,860
Sherwin-Williams Co.	72,470	3,699
Limited Brands, Inc.	216,262	3,698
* AutoZone Inc.	30,922	3,520
Eastman Kodak Co.	195,116	3,448
BorgWarner, Inc.	78,582	3,381
* Cablevision Systems NY Group Class A	156,513	3,354
* The Goodyear Tire & Rubber Co.	128,667	3,320
Royal Caribbean Cruises, Ltd.	93,453	3,075
* Time Warner Cable, Inc.	122,100	3,050
D. R. Horton, Inc.	193,012	3,040
* Priceline.com, Inc.	24,842	3,002
Darden Restaurants Inc.	91,915	2,992
* Expedia, Inc.	132,030	2,890
*^ CarMax, Inc.	147,838	2,871
Black & Decker Corp.	42,711	2,823
Ross Stores, Inc.	93,412	2,799
* IAC/InterActiveCorp	131,025	2,720
*^ Sirius Satellite Radio, Inc.	950,292	2,718
* Interpublic Group of Cos., Inc.	320,958	2,699
Virgin Media Inc.	189,308	2,664
*^ Mohawk Industries, Inc.	37,062	2,654
Hasbro, Inc.	94,855	2,646
Washington Post Co. Class B	3,925	2,596
Autoliv, Inc.	51,624	2,592
E.W. Scripps Co. Class A	59,880	2,516
Wyndham Worldwide Corp.	121,357	2,510
* XM Satellite Radio Holdings, Inc.	214,472	2,492
* Urban Outfitters, Inc.	78,728	2,468
The Stanley Works	50,081	2,385
Advance Auto Parts, Inc.	68,374	2,328
American Eagle Outfitters, Inc.	131,785	2,308
Polo Ralph Lauren Corp.	39,494	2,302
* Penn National Gaming, Inc.	50,049	2,189
Pulte Homes, Inc.	148,041	2,154
* Toll Brothers, Inc.	90,432	2,123
* O'Reilly Automotive, Inc.	74,417	2,122
Comcast Corp. Special Class A	109,441	2,076
* Office Depot, Inc.	185,300	2,048
Centex Corp.	83,018	2,010
Service Corp. International	189,275	1,919
Snap-On Inc.	37,524	1,908
* Hanesbrands Inc.	65,143	1,902
WABCO Holdings Inc.	41,466	1,892
*^ Lamar Advertising Co. Class A	51,413	1,847
* Dollar Tree,Inc.	65,108	1,796
PetSmart, Inc.	87,172	1,782
Family Dollar Stores, Inc.	90,667	1,768
Leggett & Platt, Inc.	115,548	1,762
^ New York Times Co. Class A	92,953	1,755
* LKQ Corp.	78,076	1,754
DeVry, Inc.	41,420	1,733
Harman International Industries, Inc.	39,029	1,699
* NVR, Inc.	2,789	1,666
Lennar Corp. Class A	87,918	1,654
Tupperware Brands Corp.	41,698	1,613
Gentex Corp.	93,195	1,598
* Dick's Sporting Goods, Inc.	57,330	1,535
^ Williams-Sonoma, Inc.	62,500	1,515
Strayer Education, Inc.	9,855	1,503
Phillips-Van Heusen Corp.	38,232	1,450
* Aeropostale, Inc.	52,575	1,425
* AutoNation, Inc.	93,419	1,398
Burger King Holdings Inc.	50,523	1,397
Wendy's International, Inc.	59,977	1,383
RadioShack Corp.	84,987	1,381
* Big Lots Inc.	61,679	1,375
Brinker International, Inc.	71,253	1,322
Guess ?, Inc.	32,161	1,302
KB Home	51,629	1,277
Orient-Express Hotel Ltd.	29,224	1,261
* ITT Educational Services, Inc.	27,390	1,258
* DreamWorks Animation SKG, Inc.	48,506	1,250
Foot Locker, Inc.	105,339	1,240
Liz Claiborne, Inc.	67,834	1,231
* The Warnaco Group, Inc.	31,208	1,231
* Lear Corp.	47,191	1,223
* J. Crew Group, Inc.	27,322	1,207
Sotheby's	40,931	1,183
* Getty Images, Inc.	36,648	1,173
* Chipotle Mexican Grill, Inc. Class B	12,053	1,170
*^ Netflix.com, Inc.	33,698	1,168
* Jarden Corp.	53,232	1,157
* Bally Technologies Inc.	33,520	1,151
John Wiley & Sons Class A	27,933	1,109
MDC Holdings, Inc.	25,164	1,102
* Jack in the Box Inc.	40,994	1,102
* Saks Inc.	87,418	1,090
Barnes & Noble, Inc.	35,198	1,079
*^ Chipotle Mexican Grill, Inc.	9,507	1,078
* Marvel Entertainment, Inc.	40,014	1,072
* WMS Industries, Inc.	29,269	1,053
Wolverine World Wide, Inc.	35,930	1,042
* AnnTaylor Stores Corp.	42,261	1,022
Matthews International Corp.	21,163	1,021
* Fossil, Inc.	33,306	1,017
* Scientific Games Corp.	48,090	1,015
Weight Watchers International, Inc.	21,647	1,003
* The Cheesecake Factory Inc.	45,962	1,002
Meredith Corp.	26,050	996
^ Polaris Industries, Inc.	24,134	990
OfficeMax, Inc.	51,709	990
Brunswick Corp.	60,537	967
Ryland Group, Inc.	28,990	953
Regal Entertainment Group Class A	48,888	943
* Tractor Supply Co.	23,682	936
*^ Crocs, Inc.	53,354	932
* Sonic Corp.	41,446	913
* Deckers Outdoor Corp.	8,408	907
* Vail Resorts Inc.	18,580	897
* Tenneco Automotive, Inc.	32,088	897
* TRW Automotive Holdings Corp.	38,095	890
*^ Panera Bread Co.	20,945	877
International Speedway Corp.	20,897	861
* Gaylord Entertainment Co.	28,285	857
* Quiksilver, Inc.	86,629	850
* Chico's FAS, Inc.	119,496	850
* Rent-A-Center, Inc.	46,118	846
Arbitron Inc.	19,497	841
* Gemstar-TV Guide International, Inc.	177,265	833
* The Gymboree Corp.	20,785	829
Regis Corp.	29,872	821
Choice Hotels International, Inc.	23,787	811
* Lions Gate Entertainment Corp.	83,057	810
Men's Wearhouse, Inc.	34,621	806
* Career Education Corp.	62,506	795
Boyd Gaming Corp.	39,348	787
Jones Apparel Group, Inc.	58,612	787
* Bright Horizons Family Solutions, Inc.	17,781	765
Interactive Data Corp.	25,907	738
* CEC Entertainment Inc.	25,482	736
Thor Industries, Inc.	24,650	734
* CTC Media, Inc.	26,229	728
CBRL Group, Inc.	20,019	716
Dillard's Inc.	41,398	712
*^ Under Armour, Inc.	19,227	704
*^ Life Time Fitness, Inc.	22,541	704
* Scholastic Corp.	22,690	687
* Zale Corp.	34,166	675
* Exide Technologies	51,074	669
Bob Evans Farms, Inc.	23,962	661
National CineMedia Inc.	29,071	654
ArvinMeritor, Inc.	52,043	651
Callaway Golf Co.	43,687	641
* Morningstar, Inc.	10,426	640
American Greetings Corp. Class A	34,392	638
American Axle & Manufacturing Holdings, Inc.	30,763	631
Belo Corp. Class A	59,643	630
^ Pool Corp.	33,045	624
* Iconix Brand Group Inc.	35,631	618
* Timberland Co.	45,017	618
* Carter's, Inc.	38,158	616
^ Ethan Allen Interiors, Inc.	21,584	614
The Buckle, Inc.	13,582	608
Cooper Tire & Rubber Co.	40,301	603
Brown Shoe Co., Inc.	38,403	579
*^ Blue Nile Inc.	10,504	569
* Coinstar, Inc.	19,609	552
* Collective Brands, Inc.	45,474	551
News Corp., Class B	28,707	547
* Pacific Sunwear of California, Inc.	43,019	542
* Pinnacle Entertainment, Inc.	39,806	510
* Live Nation, Inc.	40,277	489
^ The McClatchy Co. Class A	45,433	486
Churchill Downs, Inc.	10,151	480
* Tween Brands, Inc.	19,204	475
* Champion Enterprises, Inc.	46,789	469
* P.F. Chang's China Bistro, Inc.	16,418	467
* Blockbuster Inc. Class A	143,044	466
Harte-Hanks, Inc.	32,126	439
^ IHOP Corp.	9,124	437
Aaron Rents, Inc.	20,058	432
* Corinthian Colleges, Inc.	58,404	422
Asbury Automotive Group, Inc.	30,361	418
Circuit City Stores, Inc.	103,845	413
Blyth, Inc.	20,444	403
CKE Restaurants Inc.	35,527	399
* Aftermarket Technology Corp.	20,441	397
* The Dress Barn, Inc.	30,707	397
* Papa John's International, Inc.	16,305	395
Group 1 Automotive, Inc.	16,569	389
* California Pizza Kitchen, Inc.	29,512	387
* JAKKS Pacific, Inc.	13,942	384
* Pre-Paid Legal Services, Inc.	8,916	378
* The Children's Place Retail Stores, Inc.	15,359	377
* Buffalo Wild Wings Inc.	15,280	374
* 99 Cents Only Stores	37,682	373
Christopher & Banks Corp.	36,896	369
CSS Industries, Inc.	10,338	361
Cherokee Inc.	10,691	360
Penske Automotive Group Inc.	18,466	359
^ Borders Group, Inc.	60,710	356
*^ Cabela's Inc.	25,100	355
Domino's Pizza, Inc.	26,293	355
* Cumulus Media Inc.	55,153	352
*^ Avatar Holding, Inc.	8,041	351
Idearc Inc.	96,197	350
* Entravision Communications Corp.	52,225	348
Furniture Brands International Inc.	29,659	347
* Valassis Communications, Inc.	31,959	347
* Charming Shoppes, Inc.	71,557	346
^ Tempur-Pedic International Inc.	31,335	345
* Maidenform Brands, Inc.	20,904	340
* Skechers U.S.A., Inc.	16,048	324
* CSK Auto Corp.	34,768	324
^ Beazer Homes USA, Inc.	33,776	319
Sonic Automotive, Inc.	15,339	315
Ameristar Casinos, Inc.	16,983	310
* BJ's Restaurants Inc.	21,500	310
* Morgans Hotel Group	20,740	307
^ Winnebago Industries, Inc.	17,981	304
* DG FastChannel Inc.	15,782	303
* AFC Enterprises, Inc.	33,238	299
* 1-800-FLOWERS.COM, Inc.	34,939	297
bebe stores, inc.	27,636	297
* Helen of Troy Ltd.	17,599	295
^ Columbia Sportswear Co.	6,693	295
*^ NutriSystem, Inc.	19,508	294
* Cache, Inc.	25,650	290
* GSI Commerce, Inc.	21,799	287
Stewart Enterprises, Inc. Class A	44,350	285
* INVESTools Inc.	25,580	281
Cato Corp. Class A	18,774	280
* RC2 Corp.	13,295	279
* Hibbett Sports Inc.	17,892	276
* MarineMax, Inc.	21,790	272
^ Brookfield Homes Corp.	16,118	271
* Steiner Leisure Ltd.	8,193	270
Stage Stores, Inc.	16,624	269
* Visteon Corp.	71,202	268
Movado Group, Inc.	13,719	267
* Cox Radio, Inc.	22,112	263
* Drew Industries, Inc.	10,700	262
Carmike Cinemas, Inc.	25,449	262
* Perry Ellis International Corp.	11,978	261
* Amerigon Inc.	17,513	259
Big 5 Sporting Goods Corp.	29,511	259
Fred's, Inc.	25,224	259
The Pep Boys (Manny, Moe & Jack)	25,858	258
Hearst-Argyle Television Inc.	12,409	256
* Cavco Industries, Inc.	7,236	254
K-Swiss, Inc.	15,928	252
* Hayes Lemmerz International, Inc.	89,701	250
O'Charley's Inc.	21,697	250
*^ Charter Communications, Inc.	289,621	247
Ruby Tuesday, Inc.	32,815	246
* Alloy, Inc.	33,470	246
^ Lee Enterprises, Inc.	24,494	245
Bassett Furniture Industries, Inc.	19,750	244
* Carriage Services, Inc.	31,084	243
* Genesco, Inc.	10,488	242
* Audiovox Corp.	22,552	241
Modine Manufacturing Co.	16,520	239
* Build-A-Bear-Workshop, Inc.	26,309	239
* R.H. Donnelley Corp.	46,539	235
* Denny's Corp.	78,147	233
Gray Television, Inc.	40,912	233
* America's Car-Mart, Inc.	18,487	233
* Leapfrog Enterprises, Inc.	32,928	232
* Hartmarx Corp.	78,695	230
* G-III Apparel Group, Ltd.	16,925	227
Superior Industries International, Inc.	10,943	227
Jackson Hewitt Tax Service Inc.	19,652	225
* The Princeton Review, Inc.	28,495	224
Entercom Communications Corp.	22,535	224
* 4Kids Entertainment Inc.	22,543	220
* Emmis Communications, Inc.	63,231	220
* Sally Beauty Co. Inc.	31,812	220
Triarc Cos., Inc. Class B	31,584	218
* Red Robin Gourmet Burgers, Inc.	5,744	216
^ Citadel Broadcasting Corp.	129,384	215
* Charlotte Russe Holding Inc.	12,324	214
* Bluegreen Corp.	31,894	214
* Fisher Communications, Inc.	6,717	209
Sinclair Broadcast Group, Inc.	23,450	209
* Meritage Corp.	10,747	208
* Pier 1 Imports Inc.	32,922	207
*^ Conn's, Inc.	12,627	206
*^ Hovnanian Enterprises Inc. Class A	18,870	200
* Harris Interactive Inc.	73,072	199
^ La-Z-Boy Inc.	23,896	199
RCN Corp.	17,787	199
Haverty Furniture Cos., Inc.	18,470	197
Books-a-Million Inc.	22,260	195
* Midas Inc.	11,109	191
Oxford Industries, Inc.	8,252	186
^ Standard Pacific Corp.	37,993	185
Speedway Motorsports, Inc.	7,331	184
* Unifi, Inc.	63,092	182
The Marcus Corp.	9,463	182
UniFirst Corp.	4,888	181
* Fleetwood Enterprises, Inc.	38,890	179
Libbey, Inc.	10,533	177
* Luby's, Inc.	24,996	177
CPI Corp.	10,229	177
* Benihana Inc. Class A	15,613	176
* Coldwater Creek Inc.	34,840	176
*^ Cost Plus, Inc.	52,236	175
Monaco Coach Corp.	18,424	175
* Texas Roadhouse, Inc.	17,794	174
Dover Downs Gaming & Entertainment, Inc.	20,370	173
* Playboy Enterprises, Inc. Class B	20,792	173
* Martha Stewart Living Omnimedia, Inc.	23,291	173
* A.C. Moore Arts & Crafts, Inc.	25,332	173
* Mediacom Communications Corp.	39,867	173
CKX, Inc.	17,749	169
Sauer-Danfoss, Inc.	7,564	167
Landry's Restaurants, Inc.	10,282	167
* Volcom, Inc.	8,219	166
Lithia Motors, Inc.	16,224	165
Kenneth Cole Productions, Inc.	9,481	161
Ambassadors Group, Inc.	8,500	161
World Wrestling Entertainment, Inc.	8,592	160
^ Talbots Inc.	14,765	159
* AH Belo Corp.	13,921	159
Standard Motor Products, Inc.	25,851	158
Arctic Cat, Inc.	21,444	156
Finish Line, Inc.	32,089	153
* Peet's Coffee & Tea Inc.	6,486	152
* Steven Madden, Ltd.	8,840	151
* Fuel Systems Solutions, Inc.	11,172	149
Building Materials Holding Corp.	33,999	149
*^ Overstock.com, Inc.	12,427	148
Sealy Corp.	19,178	146
Systemax Inc.	12,069	146
^ Ambassadors International, Inc.	19,311	143
* dELiA*S, Inc.	53,372	143
*^ Gander Mountain Co.	23,201	141
* Casual Male Retail Group, Inc.	33,081	139
Journal Communications, Inc.	18,701	138
* Knology, Inc.	10,300	133
* Hot Topic, Inc.	30,863	133
M/I Homes, Inc.	7,750	132
* Lodgian, Inc.	11,585	129
PRIMEDIA Inc.	17,570	129
* Shuffle Master, Inc.	23,868	128
*^ Source Interlink Cos., Inc.	66,878	127
* Universal Technical Institute Inc.	10,627	125
* Nexcen Brands, Inc.	35,670	122
^ Media General, Inc. Class A	8,580	120
* Cosi, Inc.	41,596	119
* PetMed Express, Inc.	10,628	118
Marine Products Corp.	14,499	117
* Universal Electronics, Inc.	4,809	116
* Gaiam, Inc.	6,533	113
* Jo-Ann Stores, Inc.	7,650	113
Shiloh Industries, Inc.	10,059	112
*^ Jos. A. Bank Clothiers, Inc.	5,465	112
* New York & Co., Inc.	19,325	111
* Westwood One, Inc.	52,594	110
* Citi Trends Inc.	5,822	107
Cinemark Holdings Inc.	8,300	106
* Dorman Products, Inc.	9,693	104
* Zumiez Inc.	6,580	103
Monro Muffler Brake, Inc.	6,011	102
Weyco Group, Inc.	3,422	102
* Multimedia Games Inc.	19,005	101
* drugstore.com, Inc.	45,643	101
* Interstate Hotels & Resorts, Inc.	21,192	101
*^ Quantum Fuel Systems Technologies Worldwide, Inc.	106,553	101
* MTR Gaming Group Inc.	14,362	101
^ GateHouse Media, Inc.	17,199	100
* ValueVision Media, Inc.	17,983	100
Stanley Furniture Co., Inc.	7,945	99
Warner Music Group Corp.	19,113	95
Escalade, Inc.	10,730	95
* Monarch Casino & Resort, Inc.	5,227	93
* Lin TV Corp.	9,610	92
Strattec Security Corp.	2,145	91
* Retail Ventures, Inc.	18,472	90
* Isle of Capri Casinos, Inc.	12,307	88
National Presto Industries, Inc.	1,679	88
*^ Syntax-Brillian Corp.	83,836	82
* Town Sports International Holdings, Inc.	12,800	82
* Select Comfort Corp.	22,497	81
* Lazare Kaplan International, Inc.	9,594	81
Spartan Motors, Inc.	9,508	80
* The Wet Seal, Inc. Class A	23,297	79
* LodgeNet Interactive Corp.	12,943	79
* Raser Technologies, Inc.	9,000	77
* Stamps.com Inc.	7,526	77
* Krispy Kreme Doughnuts, Inc.	24,873	76
* Steinway Musical Instruments Inc.	2,549	73
* The Dixie Group, Inc.	8,200	69
* West Marine, Inc.	9,677	67
Skyline Corp.	2,242	62
* Rentrak Corp.	5,100	62
* DSW Inc. Class A	4,700	61
* Century Casinos, Inc.	18,779	61
*^ Navarre Corp.	32,814	58
* Mothers Work, Inc.	3,380	56
* Benihana Inc.	5,006	56
* Reading International Inc. Class A	5,900	56
* Sturm, Ruger & Co., Inc.	6,785	56
* Stoneridge, Inc.	4,152	56
Nautilus Inc.	16,820	55
* Steak n Shake Co.	6,891	54
* Smith & Wesson Holding Corp.	10,660	54
* Shoe Carnival, Inc.	3,817	52
Beasley Broadcast Group, Inc.	14,447	51
* Tuesday Morning Corp.	9,665	50
* Six Flags, Inc.	30,481	50
* Russ Berrie and Co., Inc.	3,535	50
* Acme Communications, Inc.	24,286	49
*^ Palm Harbor Homes, Inc.	9,203	48
^ Bon-Ton Stores, Inc.	8,610	47
^ Orleans Homebuilders, Inc.	8,178	47
* Fairchild Corp.	20,404	47
Stein Mart, Inc.	8,072	45
* Regent Communications, Inc.	32,631	41
* Trump Entertainment Resorts, Inc.	10,947	39
*^ WCI Communities, Inc.	11,577	39
Coachmen Industries, Inc.	12,960	39
* California Coastal Communities, Inc.	7,820	38
Salem Communications Corp.	9,254	37
* Lenox Group, Inc.	20,773	37
*^ Caribou Coffee Co.	12,577	36
* Radio One, Inc. Class D	22,460	34
Lifetime Brands, Inc.	3,800	34
Noble International, Ltd.	5,409	34
* Pomeroy IT Solutions, Inc.	6,047	33
* Trans World Entertainment Corp.	8,888	33
* Progressive Gaming International Corp.	15,642	33
Craftmade International, Inc.	4,100	33
* Shutterfly, Inc.	2,100	31
* Spanish Broadcasting System, Inc.	16,763	30
* McCormick & Schmick's Seafood Restaurants, Inc.	2,500	29
Charles & Colvard Ltd.	22,028	27
* Sun-Times Media Group, Inc.	36,483	26
* Riviera Holdings Corp.	1,220	25
Dover Motorsports, Inc.	4,074	25
* Red Lion Hotels Corp.	2,812	24
* Empire Resorts Inc.	17,520	24
* New Motion, Inc.	5,453	24
* Einstein Noah Restaurant Group Inc.	2,600	22
* Kirkland's, Inc.	17,131	21
* Hastings Entertainment, Inc.	2,708	21
* Directed Electronics Inc.	10,134	21
FTD Group, Inc.	1,500	20
* Saga Communications, Inc.	3,300	18
* Concord Camera Corp.	4,848	18
* Nexstar Broadcasting Group, Inc.	2,995	18
* Buca, Inc.	27,132	18
* Proliance International Inc.	9,319	17
*^ Comstock Homebuilding Cos., Inc.	19,060	16
* Great Wolf Resorts, Inc.	2,310	15
* Jamba Inc.	5,000	13
Triarc Cos., Inc. Class A	1,994	13
* Hollywood Media Corp.	5,240	13
* Magna Entertainment Corp. Class A	35,119	12
* Daily Journal Corp.	260	12
^ Journal Register Co.	22,201	11
* Ashworth, Inc.	3,818	11
* Eddie Bauer Holding, Inc.	2,700	11
* Emerson Radio Corp.	8,900	10
* Youbet.com, Inc.	11,828	10
* Finlay Enterprises, Inc.	14,797	10
* Levitt Corp. Class A	4,421	9
* Tarragon Corp.	4,005	9
* True Religion Apparel, Inc.	400	7
* Outdoor Channel Holdings Inc.	974	7
* S&K Famous Brands Inc.	1,198	7
* Franklin Covey Co.	929	7
* Ruth's Chris Steak House Inc.	1,000	7
* REX Stores Corp.	309	6
* Blockbuster Inc. Class B	2,111	6
Flexsteel Industries, Inc.	300	4
* Triple Crown Media, Inc.	1,254	3
* Young Broadcasting Inc.	3,877	3
* Radio One, Inc.	1,680	3
* Gaming Partners International	282	2
* E. Gottschalk & Co., Inc.	623	2
* Gadzooks, Inc.	3,843	-

		925,782

Consumer Staples (9.6%)
The Procter & Gamble Co.	2,103,045	147,360
The Coca-Cola Co.	1,408,423	85,731
Wal-Mart Stores, Inc.	1,627,126	85,717
PepsiCo, Inc.	1,090,074	78,703
Philip Morris International Inc.	1,425,350	72,094
CVS/Caremark Corp.	1,000,171	40,517
Kraft Foods Inc.	1,047,687	32,489
Altria Group, Inc.	1,426,350	31,665
Colgate-Palmolive Co.	345,347	26,906
Walgreen Co.	671,527	25,578
Anheuser-Busch Cos., Inc.	497,130	23,589
Costco Wholesale Corp.	294,155	19,111
Kimberly-Clark Corp.	286,768	18,511
Archer-Daniels-Midland Co.	392,109	16,139
General Mills, Inc.	227,800	13,641
Sysco Corp.	412,269	11,964
Avon Products, Inc.	290,955	11,504
The Kroger Co.	438,757	11,144
H.J. Heinz Co.	215,013	10,099
Kellogg Co.	187,084	9,833
Safeway, Inc.	299,635	8,794
ConAgra Foods, Inc.	330,212	7,909
Wm. Wrigley Jr. Co.	123,552	7,764
Bunge Ltd.	82,055	7,129
Reynolds American Inc.	119,951	7,081
Sara Lee Corp.	490,453	6,857
UST, Inc.	106,116	5,785
Carolina Group	73,570	5,338
The Clorox Co.	94,127	5,331
Campbell Soup Co.	156,520	5,314
Molson Coors Brewing Co. Class B	88,629	4,659
Coca-Cola Enterprises, Inc.	181,493	4,392
SuperValu Inc.	143,445	4,300
The Hershey Co.	107,286	4,041
The Estee Lauder Cos. Inc. Class A	73,656	3,377
* Energizer Holdings, Inc.	37,080	3,355
Whole Foods Market, Inc.	94,765	3,124
The Pepsi Bottling Group, Inc.	91,234	3,094
Tyson Foods, Inc.	184,557	2,944
McCormick & Co., Inc.	78,088	2,887
Church & Dwight, Inc.	44,967	2,439
Brown-Forman Corp. Class B	36,324	2,405
* Constellation Brands, Inc. Class A	131,002	2,315
Hormel Foods Corp.	50,973	2,124
Dean Foods Co.	102,693	2,063
* Smithfield Foods, Inc.	77,270	1,990
Corn Products International, Inc.	51,169	1,900
J.M. Smucker Co.	37,125	1,879
* Hansen Natural Corp.	46,910	1,656
Herbalife Ltd.	34,596	1,643
* BJ's Wholesale Club, Inc.	44,085	1,573
Alberto-Culver Co.	57,196	1,568
Flowers Foods, Inc.	56,881	1,408
* Central European Distribution Corp.	23,436	1,364
Del Monte Foods Co.	137,859	1,314
Universal Corp. (VA)	18,714	1,226
* NBTY, Inc.	38,533	1,154
PepsiAmericas, Inc.	44,146	1,127
*^ Rite Aid Corp.	379,210	1,115
Ruddick Corp.	26,343	971
* Ralcorp Holdings, Inc.	16,608	966
* Bare Escentuals, Inc.	37,167	870
Longs Drug Stores, Inc.	20,483	870
* Hain Celestial Group, Inc.	27,074	799
* Performance Food Group Co.	24,184	790
* Chattem, Inc.	10,980	728
* Darling International, Inc.	56,056	726
Casey's General Stores, Inc.	31,393	709
Nu Skin Enterprises, Inc.	38,159	688
* Chiquita Brands International, Inc.	29,546	683
* Winn-Dixie Stores, Inc.	36,260	651
Wm. Wrigley Jr. Co. Class B	10,178	633
Pilgrim's Pride Corp.	30,036	608
Lancaster Colony Corp.	14,469	578
* Green Mountain Coffee Roasters, Inc.	16,670	528
* United Natural Foods, Inc.	27,201	509
The Andersons, Inc.	10,963	489
^ Cal-Maine Foods, Inc.	13,353	446
* Alliance One International, Inc.	68,293	413
J & J Snack Foods Corp.	14,376	395
* TreeHouse Foods Inc.	16,952	388
* The Great Atlantic & Pacific Tea Co., Inc.	14,573	382
WD-40 Co.	10,954	364
* The Pantry, Inc.	16,527	348
Inter Parfums, Inc.	15,440	341
Ingles Markets, Inc.	13,807	340
Nash-Finch Co.	9,529	324
Vector Group Ltd.	18,093	318
^ Tootsie Roll Industries, Inc.	12,608	318
Coca-Cola Bottling Co.	4,435	273
* American Oriental Bioengineering, Inc.	33,361	270
* Elizabeth Arden, Inc.	13,237	264
Sanderson Farms, Inc.	6,933	264
* Boston Beer Co., Inc. Class A	5,407	257
Seaboard Corp.	159	249
Arden Group Inc. Class A	1,722	246
Alico, Inc.	5,305	234
* Prestige Brands Holdings Inc.	27,762	227
* Omega Protein Corp.	16,265	222
PriceSmart, Inc.	7,547	209
*^ Star Scientific, Inc.	135,369	208
^ Mannatech, Inc.	28,460	203
*^ Lifeway Foods, Inc.	15,308	163
Spartan Stores, Inc.	7,663	160
Lance, Inc.	7,553	148
* John B. Sanfilippo & Son, Inc.	15,463	138
Weis Markets, Inc.	3,893	134
Reddy Ice Holdings, Inc.	9,960	130
* Zapata Corp.	17,400	121
* Spectrum Brands Inc.	23,540	108
Imperial Sugar Co.	5,100	96
* Central Garden and Pet Co.	19,812	91
Griffin Land & Nurseries, Inc.	2,432	84
* Revlon, Inc. Class A	85,724	83
* Central Garden & Pet Co. Class A	18,392	82
Oil-Dri Corp. of America	4,218	75
*^ USANA Health Sciences, Inc.	3,274	72
Farmer Brothers, Inc.	2,875	67
* Parlux Fragrances, Inc.	20,700	61
* Maui Land & Pineapple Co., Inc.	1,676	53
* Medifast, Inc.	11,962	51
* Nutraceutical International Corp.	2,905	38
*^ Jones Soda Co.	10,640	37
MGP Ingredients, Inc.	4,634	32
National Beverage Corp.	3,040	23
* Inventure Group, Inc.	5,177	9
Tasty Baking Co. Class A	1,568	9
* Monterey Pasta Co.	1,069	3
Schiff Nutrition International, Inc.	484	3
* Cusine Solutions, Inc.	700	2

		930,405

Energy (12.4%)
ExxonMobil Corp.	3,699,756	312,925
Chevron Corp.	1,429,850	122,052
ConocoPhillips Co.	1,029,014	78,421
Schlumberger Ltd.	809,795	70,452
Occidental Petroleum Corp.	561,119	41,057
Devon Energy Corp.	286,302	29,870
* Transocean, Inc.	211,170	28,550
Apache Corp.	225,398	27,233
Halliburton Co.	596,939	23,478
Marathon Oil Corp.	481,206	21,943
XTO Energy, Inc.	327,616	20,266
EOG Resources, Inc.	166,715	20,006
Anadarko Petroleum Corp.	316,077	19,922
Valero Energy Corp.	373,039	18,320
Hess Corp.	194,883	17,185
* Weatherford International Ltd.	228,615	16,568
Baker Hughes, Inc.	215,688	14,775
* National Oilwell Varco Inc.	241,751	14,113
Chesapeake Energy Corp.	305,192	14,085
Williams Cos., Inc.	402,364	13,270
Murphy Oil Corp.	121,752	10,001
Spectra Energy Corp.	428,838	9,756
Peabody Energy Corp.	180,354	9,198
Noble Corp.	182,205	9,050
Smith International, Inc.	135,711	8,717
CONSOL Energy, Inc.	123,109	8,518
Noble Energy, Inc.	116,354	8,471
* Ultra Petroleum Corp.	103,214	7,999
El Paso Corp.	474,658	7,898
* Southwestern Energy Co.	230,896	7,779
* Nabors Industries, Inc.	191,727	6,475
Range Resources Corp.	101,156	6,418
* Cameron International Corp.	148,324	6,176
ENSCO International, Inc.	98,235	6,151
BJ Services Co.	198,645	5,663
Diamond Offshore Drilling, Inc.	47,094	5,482
* FMC Technologies Inc.	88,252	5,021
* Denbury Resources, Inc.	165,968	4,738
* Newfield Exploration Co.	88,966	4,702
* Grant Prideco, Inc.	86,085	4,237
Arch Coal, Inc.	97,253	4,231
Sunoco, Inc.	79,873	4,191
* Plains Exploration & Production Co.	76,704	4,076
Pioneer Natural Resources Co.	80,923	3,975
* Pride International, Inc.	113,244	3,958
Cabot Oil & Gas Corp.	66,030	3,357
Helmerich & Payne, Inc.	70,386	3,299
Rowan Cos., Inc.	75,788	3,121
Cimarex Energy Co.	56,150	3,074
Tesoro Corp.	92,856	2,786
Patterson-UTI Energy, Inc.	105,490	2,762
* Exterran Holdings, Inc.	42,613	2,750
* Forest Oil Corp.	54,033	2,645
* Quicksilver Resources, Inc.	69,614	2,543
* Oceaneering International, Inc.	37,456	2,360
* Petrohawk Energy Corp.	115,488	2,329
* Kinder Morgan Management, LLC	44,159	2,251
* Superior Energy Services, Inc.	54,580	2,162
Massey Energy Co.	54,051	1,973
Tidewater Inc.	35,528	1,958
Frontier Oil Corp.	71,403	1,946
* Alpha Natural Resources, Inc.	44,592	1,937
* Core Laboratories N.V.	15,982	1,907
* Whiting Petroleum Corp.	29,115	1,882
* Helix Energy Solutions Group, Inc.	58,888	1,855
* Unit Corp.	31,742	1,798
* Atwood Oceanics, Inc.	19,301	1,770
St. Mary Land & Exploration Co.	42,864	1,650
* Dresser Rand Group, Inc.	52,631	1,618
Foundation Coal Holdings, Inc.	30,928	1,557
* Mariner Energy Inc.	56,417	1,524
* Oil States International, Inc.	32,517	1,457
* W-H Energy Services, Inc.	20,901	1,439
* Hercules Offshore, Inc.	57,243	1,438
Overseas Shipholding Group Inc.	20,308	1,422
* Encore Acquisition Co.	35,036	1,411
Holly Corp.	32,290	1,402
* SEACOR Holdings Inc.	15,049	1,285
* Comstock Resources, Inc.	30,472	1,228
Berry Petroleum Class A	25,907	1,204
Penn Virginia Corp.	25,914	1,143
* Carrizo Oil & Gas, Inc.	18,516	1,097
* Continental Resources, Inc.	34,283	1,093
* Dril-Quip, Inc.	23,292	1,082
* EXCO Resources, Inc.	56,839	1,052
* Global Industries Ltd.	63,465	1,021
* Delta Petroleum Corp.	45,149	1,018
Atlas America, Inc.	16,685	1,008
* Stone Energy Corp.	18,171	951
* Bill Barrett Corp.	20,032	947
* Swift Energy Co.	20,603	927
Crosstex Energy, Inc.	27,124	921
* Arena Resources, Inc.	22,236	861
* Grey Wolf, Inc.	126,310	856
* Patriot Coal Corp.	18,018	846
* Bristow Group, Inc.	15,633	839
Lufkin Industries, Inc.	12,970	828
* TETRA Technologies, Inc.	50,369	798
* Willbros Group, Inc.	24,400	747
CARBO Ceramics Inc.	18,462	740
W&T Offshore, Inc.	20,794	709
* Petroleum Development Corp.	10,233	709
* ION Geophysical Corp.	50,703	700
* Gulfmark Offshore, Inc.	12,722	696
* Rosetta Resources, Inc.	35,208	693
* Hornbeck Offshore Services, Inc.	14,936	682
*^ BPZ Energy, Inc.	31,375	682
* Complete Production Services, Inc.	29,307	672
* Oilsands Quest, Inc.	168,558	664
* CNX Gas Corp.	20,572	664
* ATP Oil & Gas Corp.	19,489	638
*^ Cheniere Energy, Inc.	31,466	623
* Enbridge Energy Management LLC	11,609	565
* PetroQuest Energy, Inc.	31,860	552
* Dawson Geophysical Co.	8,031	542
* Basic Energy Services Inc.	22,709	501
* Clayton Williams Energy, Inc.	9,511	499
*^ McMoRan Exploration Co.	27,836	481
*^ International Coal Group, Inc.	74,783	475
* Matrix Service Co.	27,140	466
World Fuel Services Corp.	16,046	450
* NATCO Group Inc.	9,627	450
* Parallel Petroleum Corp.	22,879	448
* Goodrich Petroleum Corp.	14,858	447
* Callon Petroleum Co.	23,749	430
* Bois d'Arc Energy, Inc.	19,975	429
Gulf Island Fabrication, Inc.	14,763	424
* Bronco Drilling Co., Inc.	26,040	420
* James River Coal Co.	23,749	416
* Parker Drilling Co.	64,404	416
* Vaalco Energy, Inc.	82,965	412
* Pioneer Drilling Co.	25,833	412
* Contango Oil & Gas Co.	6,100	394
General Maritime Corp.	16,523	390
Arlington Tankers Ltd.	18,008	378
* Brigham Exploration Co.	55,566	337
* Energy Partners, Ltd.	34,674	328
* GMX Resources Inc.	8,835	309
RPC Inc.	19,518	296
* Double Eagle Petroleum Co.	17,148	291
* Harvest Natural Resources, Inc.	23,788	287
* USEC Inc.	72,509	268
* Warren Resources Inc.	22,447	266
* Abraxas Petroleum Corp.	77,810	257
Western Refining, Inc.	18,327	247
* TXCO Resources Inc.	19,654	243
* Newpark Resources, Inc.	46,583	238
* PHI Inc. Non-Voting Shares	6,963	220
* FX Energy, Inc.	51,135	218
* Allis-Chalmers Energy Inc.	15,670	216
* Union Drilling, Inc.	12,040	211
*^ Aventine Renewable Energy Holdings, Inc.	39,247	204
*^ Evergreen Energy, Inc.	130,819	201
*^ SulphCo, Inc.	48,050	200
* T-3 Energy Services, Inc.	4,100	174
* Cal Dive International, Inc.	16,568	172
* Gasco Energy Inc.	64,680	158
* Trico Marine Services, Inc.	4,001	156
Alon USA Energy, Inc.	9,956	152
* Endeavor International Corp.	111,692	149
Delek US Holdings, Inc.	11,306	143
* Harken Energy Corp.	16,344	143
* CanArgo Energy Corp.	391,800	137
* ENGlobal Corp.	14,800	127
*^ Pacific Ethanol, Inc.	26,820	118
*^ Verenium Corp.	31,133	110
* The Meridian Resource Corp.	72,640	108
* US BioEnergy Corp.	18,200	107
* Edge Petroleum Corp.	24,405	98
* Superior Well Services, Inc.	4,000	87
* Toreador Resources Corp.	10,900	85
* Gulfport Energy Corp.	8,000	85
*^ VeraSun Energy Corp.	11,513	85
* Natural Gas Services Group	3,600	79
* OYO Geospace Corp.	1,729	79
* Westmoreland Coal Co.	3,998	54
* Credo Pete Corp.	5,386	54
* Rentech, Inc.	52,445	47
* Uranium Resources Inc.	7,500	45
* Veneco Inc.	2,785	32
* Infinity, Inc.	43,404	25
* Syntroleum Corp.	28,304	18
*^ Transmeridian Exploration Inc.	12,400	11

		1,203,451

Financials (17.1%)
Bank of America Corp.	3,005,431	113,936
JPMorgan Chase & Co.	2,274,654	97,696
Citigroup, Inc.	3,499,122	74,951
American International Group, Inc.	1,459,839	63,138
Wells Fargo & Co.	2,157,863	62,794
The Goldman Sachs Group, Inc.	242,433	40,096
U.S. Bancorp	1,169,150	37,834
Wachovia Corp.	1,339,116	36,156
Bank of New York Mellon Corp.	771,075	32,177
American Express Co.	712,718	31,160
MetLife, Inc.	501,643	30,229
Morgan Stanley	646,827	29,560
Prudential Financial, Inc.	306,176	23,958
* Berkshire Hathaway Inc. Class B	5,286	23,644
Merrill Lynch & Co., Inc.	549,309	22,379
AFLAC Inc.	330,595	21,472
The Travelers Cos., Inc.	436,973	20,909
State Street Corp.	261,679	20,673
The Allstate Corp.	367,460	17,660
Fannie Mae	660,673	17,389
The Hartford Financial Services Group Inc.	212,765	16,121
CME Group, Inc.	33,252	15,599
PNC Financial Services Group	230,864	15,138
Simon Property Group, Inc. REIT	151,224	14,050
Capital One Financial Corp.	283,724	13,965
The Chubb Corp.	260,266	12,878
Charles Schwab Corp.	666,458	12,549
SunTrust Banks, Inc.	224,275	12,367
ACE Ltd.	223,466	12,304
BB&T Corp.	372,515	11,943
Loews Corp.	287,292	11,555
Lehman Brothers Holdings, Inc.	305,556	11,501
Freddie Mac	447,949	11,342
Franklin Resources Corp.	116,386	11,288
ProLogis REIT	174,365	10,263
The Principal Financial Group, Inc.	177,504	9,891
Lincoln National Corp.	182,593	9,495
Regions Financial Corp.	471,504	9,312
Northern Trust Corp.	134,386	8,933
Marsh & McLennan Cos., Inc.	352,938	8,594
T. Rowe Price Group Inc.	170,307	8,515
Ameriprise Financial, Inc.	157,361	8,159
Vornado Realty Trust REIT	92,798	8,000
Public Storage, Inc. REIT	86,707	7,684
Equity Residential REIT	183,530	7,615
Boston Properties, Inc. REIT	80,872	7,446
Aon Corp.	177,888	7,151
Progressive Corp. of Ohio	443,505	7,127
Fifth Third Bancorp	324,902	6,797
Genworth Financial Inc.	297,027	6,725
Invesco, Ltd.	270,000	6,577
Kimco Realty Corp. REIT	154,197	6,040
Washington Mutual, Inc.	585,097	6,026
KeyCorp	271,363	5,956
Hudson City Bancorp, Inc.	335,104	5,925
* Berkshire Hathaway Inc. Class A	43	5,736
General Growth Properties Inc. REIT	149,053	5,689
Host Hotels & Resorts Inc. REIT	354,137	5,638
NYSE Euronext	90,084	5,559
Nymex Holdings Inc.	59,929	5,431
Unum Group	244,740	5,387
HCP, Inc. REIT	159,322	5,387
* SLM Corp.	349,458	5,364
Moody's Corp.	149,150	5,195
Avalonbay Communities, Inc. REIT	53,474	5,161
Leucadia National Corp.	113,268	5,122
Legg Mason Inc.	89,781	5,026
* IntercontinentalExchange Inc.	37,695	4,919
Discover Financial Services	291,802	4,777
Plum Creek Timber Co. Inc. REIT	116,864	4,756
Annaly Mortgage Management Inc. REIT	307,278	4,707
^ American Capital Strategies, Ltd.	127,384	4,352
Assurant, Inc.	68,198	4,151
Ventas, Inc. REIT	90,642	4,071
National City Corp.	408,757	4,067
People's United Financial Inc.	233,742	4,046
M & T Bank Corp.	48,651	3,915
Cincinnati Financial Corp.	101,178	3,849
Everest Re Group, Ltd.	42,732	3,826
Torchmark Corp.	62,460	3,754
AMB Property Corp. REIT	67,284	3,662
Marshall & Ilsley Corp.	157,371	3,651
* Nasdaq Stock Market Inc.	93,992	3,634
Comerica, Inc.	102,518	3,596
New York Community Bancorp, Inc.	197,378	3,596
XL Capital Ltd. Class A	120,811	3,570
Developers Diversified Realty Corp. REIT	83,529	3,498
The Macerich Co. REIT	49,326	3,466
Zions Bancorp	72,728	3,313
SL Green Realty Corp. REIT	40,304	3,284
Willis Group Holdings Ltd.	96,769	3,252
Axis Capital Holdings Ltd.	92,724	3,151
Regency Centers Corp. REIT	47,457	3,073
* CB Richard Ellis Group, Inc.	141,049	3,052
* TD Ameritrade Holding Corp.	181,443	2,996
Federal Realty Investment Trust REIT	38,353	2,990
W.R. Berkley Corp.	105,978	2,935
PartnerRe Ltd.	37,846	2,888
White Mountains Insurance Group Inc.	5,916	2,840
* Markel Corp.	6,447	2,836
Safeco Corp.	64,418	2,827
Janus Capital Group Inc.	116,082	2,701
^ The St. Joe Co.	62,458	2,681
Fidelity National Financial, Inc. Class A	138,977	2,547
Huntington Bancshares Inc.	236,659	2,544
Health Care Inc. REIT	55,597	2,509
Federated Investors, Inc.	62,511	2,448
SEI Investments Co.	99,050	2,446
Sovereign Bancorp, Inc.	261,904	2,441
* Arch Capital Group Ltd.	35,232	2,419
Eaton Vance Corp.	79,171	2,416
RenaissanceRe Holdings Ltd.	45,894	2,382
Apartment Investment & Management Co. Class A REIT	65,277	2,338
Rayonier Inc. REIT	52,939	2,300
Duke Realty Corp. REIT	98,830	2,254
UDR, Inc. REIT	90,843	2,227
Associated Banc-Corp.	82,165	2,188
Hospitality Properties Trust REIT	63,607	2,164
^ Countrywide Financial Corp.	392,834	2,161
Nationwide Health Properties, Inc. REIT	63,466	2,142
Popular, Inc.	180,418	2,104
Alexandria Real Estate Equities, Inc. REIT	21,714	2,013
Synovus Financial Corp.	177,863	1,967
Essex Property Trust, Inc. REIT	17,199	1,960
Jones Lang LaSalle Inc.	25,117	1,943
^ Allied Capital Corp.	104,862	1,933
Liberty Property Trust REIT	62,098	1,932
Old Republic International Corp.	148,741	1,920
Cullen/Frost Bankers, Inc.	35,965	1,908
Camden Property Trust REIT	37,721	1,894
* Affiliated Managers Group, Inc.	20,504	1,861
Taubman Co. REIT	35,625	1,856
UnionBanCal Corp.	37,816	1,856
Protective Life Corp.	45,607	1,850
Waddell & Reed Financial, Inc.	56,613	1,819
First American Corp.	53,290	1,809
Weingarten Realty Investors REIT	52,317	1,802
HCC Insurance Holdings, Inc.	77,900	1,768
Realty Income Corp. REIT	68,908	1,765
Commerce Bancshares, Inc.	41,732	1,754
Mack-Cali Realty Corp. REIT	46,459	1,659
Bank of Hawaii Corp.	33,267	1,649
StanCorp Financial Group, Inc.	33,667	1,606
Astoria Financial Corp.	58,800	1,597
BRE Properties Inc. Class A REIT	34,849	1,588
MBIA, Inc.	129,615	1,584
Forest City Enterprise Class A	42,447	1,562
CIT Group Inc.	128,458	1,522
Nationwide Financial Services, Inc.	32,075	1,517
Arthur J. Gallagher & Co.	64,173	1,516
Senior Housing Properties Trust REIT	63,953	1,516
Raymond James Financial, Inc.	65,608	1,508
Aspen Insurance Holdings Ltd.	56,999	1,504
Valley National Bancorp	78,117	1,501
Digital Realty Trust, Inc. REIT	42,174	1,497
Fulton Financial Corp.	118,871	1,461
The Hanover Insurance Group Inc.	35,273	1,451
Brown & Brown, Inc.	81,144	1,410
TCF Financial Corp.	77,746	1,393
* Investment Technology Group, Inc.	30,134	1,392
City National Corp.	27,706	1,370
Washington Federal Inc.	59,658	1,363
Endurance Specialty Holdings Ltd.	37,117	1,358
Wilmington Trust Corp.	43,517	1,353
* Philadelphia Consolidated Holding Corp.	41,728	1,344
Douglas Emmett, Inc. REIT	59,786	1,319
* Liberty Media Corp.-Capital Series A	83,429	1,313
* Conseco, Inc.	126,869	1,294
Apollo Investment Corp.	80,905	1,281
iStar Financial Inc. REIT	91,098	1,278
Platinum Underwriters Holdings, Ltd.	39,050	1,268
* Alleghany Corp.	3,695	1,262
American Financial Group, Inc.	47,520	1,215
Erie Indemnity Co. Class A	23,715	1,214
^ First Horizon National Corp.	85,892	1,203
Transatlantic Holdings, Inc.	18,051	1,198
Jefferies Group, Inc.	73,518	1,186
Susquehanna Bancshares, Inc.	57,809	1,178
BancorpSouth, Inc.	50,137	1,161
IPC Holdings Ltd.	41,337	1,157
Post Properties, Inc. REIT	29,708	1,147
Highwood Properties, Inc. REIT	36,860	1,145
Reinsurance Group of America, Inc.	21,031	1,145
DCT Industrial Trust Inc. REIT	114,598	1,141
FirstMerit Corp.	54,851	1,133
*^ E*TRADE Financial Corp.	291,952	1,127
Commerce Group, Inc.	31,057	1,120
Potlatch Corp. REIT	26,663	1,100
Kilroy Realty Corp. REIT	22,368	1,098
Unitrin, Inc.	30,816	1,089
Home Properties, Inc. REIT	22,618	1,085
Whitney Holdings Corp.	43,778	1,085
* ProAssurance Corp.	20,134	1,084
National Retail Properties REIT	48,975	1,080
Washington REIT	32,260	1,078
BioMed Realty Trust, Inc. REIT	44,801	1,070
Montpelier Re Holdings Ltd.	66,373	1,065
Ambac Financial Group, Inc.	184,520	1,061
Allied World Assurance Holdings, Ltd.	26,673	1,059
^ Westamerica Bancorporation	19,910	1,047
HRPT Properties Trust REIT	154,907	1,043
Corporate Office Properties Trust, Inc. REIT	30,870	1,038
* Knight Capital Group, Inc. Class A	63,655	1,034
Webster Financial Corp.	36,654	1,022
Entertainment Properties Trust REIT	20,521	1,012
CBL & Associates Properties, Inc. REIT	42,834	1,008
First Niagara Financial Group, Inc.	72,538	986
* SVB Financial Group	22,560	985
Assured Guaranty Ltd.	40,794	968
TFS Financial Corp.	80,313	966
Brandywine Realty Trust REIT	56,958	966
^ Colonial BancGroup, Inc.	99,106	954
First Industrial Realty Trust REIT	30,650	947
CapitalSource Inc. REIT	95,149	920
Zenith National Insurance Corp.	25,635	919
Healthcare Realty Trust Inc. REIT	35,014	916
First Midwest Bancorp, Inc.	32,907	914
The Phoenix Cos., Inc.	73,830	901
Delphi Financial Group, Inc.	29,878	873
Selective Insurance Group	36,411	869
^ MGIC Investment Corp.	82,285	866
National Penn Bancshares Inc.	46,732	850
BOK Financial Corp.	16,266	850
Mercury General Corp.	18,891	837
Tanger Factory Outlet Centers, Inc. REIT	21,750	837
NewAlliance Bancshares, Inc.	68,178	836
Mid-America Apartment Communities, Inc. REIT	16,618	828
Toronto Dominion Bank	13,455	825
UMB Financial Corp.	19,996	824
Omega Healthcare Investors, Inc. REIT	46,901	814
LaSalle Hotel Properties REIT	27,731	797
Equity Lifestyle Properties, Inc. REIT	16,041	792
International Bancshares Corp.	35,047	791
Bear Stearns Co., Inc.	75,352	790
Hilb, Rogal and Hamilton Co.	25,090	790
*^ AmeriCredit Corp.	78,145	787
First Charter Corp.	29,233	781
DiamondRock Hospitality Co. REIT	61,347	777
East West Bancorp, Inc.	43,579	774
Glacier Bancorp, Inc.	40,291	772
Max Re Capital Ltd.	29,122	763
EastGroup Properties, Inc. REIT	16,378	761
* Argo Group International Holdings	21,299	757
Equity One, Inc. REIT	31,272	750
Cash America International Inc.	20,227	736
Umpqua Holdings Corp.	47,452	736
Old National Bancorp	40,789	734
The South Financial Group, Inc.	49,381	734
Colonial Properties Trust REIT	30,451	732
First BanCorp Puerto Rico	71,743	729
^ First Commonwealth Financial Corp.	62,320	722
United Bankshares, Inc.	27,069	721
American Financial Realty Trust REIT	89,487	711
* Interactive Brokers Group, Inc.	27,600	708
MB Financial, Inc.	22,894	705
Prosperity Bancshares, Inc.	24,540	703
Odyssey Re Holdings Corp.	19,061	700
^ Greenhill & Co., Inc.	10,054	699
Sterling Bancshares, Inc.	69,809	694
* Signature Bank	27,147	692
F.N.B. Corp.	44,254	691
Trustmark Corp.	31,005	691
Hancock Holding Co.	16,403	689
First Community Bancorp	25,527	685
Midland Co.	10,520	683
^ Frontier Financial Corp.	38,465	680
Extra Space Storage Inc. REIT	42,001	680
R.L.I. Corp.	13,679	678
Wintrust Financial Corp.	19,395	678
American Campus Communities, Inc. REIT	24,760	677
NBT Bancorp, Inc.	30,339	674
Acadia Realty Trust REIT	27,691	669
Community Bank System, Inc.	27,138	667
^ Cousins Properties, Inc. REIT	26,942	666
Strategic Hotels and Resorts, Inc. REIT	50,691	666
Ares Capital Corp.	52,736	663
Inland Real Estate Corp. REIT	43,324	659
^ Redwood Trust, Inc. REIT	18,063	657
Pennsylvania REIT	26,850	655
City Holding Co.	16,338	652
S & T Bancorp, Inc.	20,262	652
Sunstone Hotel Investors, Inc. REIT	40,518	649
Brookline Bancorp, Inc.	56,295	646
MFA Mortgage Investments, Inc. REIT	102,195	644
Infinity Property & Casualty Corp.	15,445	643
GFI Group Inc.	11,174	640
Pacific Capital Bancorp	29,667	638
Citizens Banking Corp.	50,857	632
CVB Financial Corp.	59,896	624
First Financial Bankshares, Inc.	14,995	614
Horace Mann Educators Corp.	35,092	613
*^ KBW Inc.	27,316	602
Central Pacific Financial Co.	30,885	582
Cathay General Bancorp	28,047	581
* Forestar Real Estate Group, Inc.	22,964	572
optionsXpress Holdings Inc.	27,602	572
Bank Mutual Corp.	52,859	568
UCBH Holdings, Inc.	72,418	562
PS Business Parks, Inc. REIT	10,793	560
Lexington Realty Trust REIT	38,462	554
Chemical Financial Corp.	23,011	549
National Financial Partners Corp.	23,938	538
WesBanco, Inc.	21,765	538
IBERIABANK Corp.	11,749	520
^ PrivateBancorp, Inc.	16,393	516
American Physicians Capital, Inc.	11,082	514
^ Park National Corp.	7,237	513
* Investors Bancorp, Inc.	33,203	510
Cedar Shopping Centers, Inc. REIT	43,120	504
First Financial Bancorp	37,097	499
Amcore Financial, Inc.	24,230	493
* Hilltop Holdings Inc.	47,137	490
* FPIC Insurance Group, Inc.	10,319	486
Dime Community Bancshares	27,824	486
* Piper Jaffray Cos., Inc.	14,299	486
Amtrust Financial Services Inc.	29,538	479
Saul Centers, Inc. REIT	9,479	476
First Merchants Corp.	16,641	475
^ United Community Banks, Inc.	27,560	468
Harleysville Group, Inc.	12,715	459
Capital Southwest Corp.	3,699	458
^ Anthracite Capital Inc. REIT	69,258	457
Ashford Hospitality Trust REIT	80,178	455
Capstead Mortgage Corp. REIT	39,946	455
Provident Financial Services Inc.	32,120	454
Northwest Bancorp, Inc.	16,616	454
Sterling Financial Corp.	28,746	449
Franklin Street Properties Corp. REIT	31,117	446
TrustCo Bank NY	49,858	443
* FCStone Group, Inc.	15,800	438
Provident New York Bancorp, Inc.	32,241	435
BankFinancial Corp.	27,189	433
MCG Capital Corp.	47,337	430
^ Capital City Bank Group, Inc.	14,693	426
* United America Indemnity, Ltd.	22,100	426
FelCor Lodging Trust, Inc. REIT	35,270	424
Capitol Bancorp Ltd.	20,016	423
^ First Busey Corp.	19,775	418
Columbia Banking System, Inc.	18,610	416
Boston Private Financial Holdings, Inc.	39,123	414
Employers Holdings, Inc.	22,311	414
Sovran Self Storage, Inc. REIT	9,681	413
Community Trust Bancorp Inc.	14,065	412
* Centennial Bank Holdings Inc.	65,579	412
FBL Financial Group, Inc. Class A	14,406	410
American Equity Investment Life Holding Co.	43,787	406
Calamos Asset Management, Inc.	24,926	406
Anchor Bancorp Wisconsin Inc.	21,347	405
^ Gladstone Capital Corp.	21,485	402
BancFirst Corp.	8,679	397
First Citizens BancShares Class A	2,849	397
* Stifel Financial Corp.	8,793	395
Alfa Corp.	17,958	395
*^ First Federal Financial Corp.	14,443	392
* Navigators Group, Inc.	7,195	391
Financial Federal Corp.	17,858	389
* EZCORP, Inc.	31,365	386
Capitol Federal Financial	10,298	386
Abington Community Bancorp Inc.	37,316	385
City Bank Lynnwood (WA)	17,280	385
Banner Corp.	16,216	374
Arbor Realty Trust, Inc. REIT	24,762	373
LandAmerica Financial Group, Inc.	9,344	369
Gamco Investors Inc. Class A	7,308	368
^ Downey Financial Corp.	19,744	363
National Health Investors REIT	11,608	363
* Alexander's, Inc. REIT	1,010	358
Arrow Financial Corp.	15,897	358
GMH Communities Trust REIT	41,101	357
Anworth Mortgage Asset Corp. REIT	58,025	356
Maguire Properties, Inc. REIT	24,623	352
The PMI Group Inc.	60,473	352
CoBiz Inc.	27,019	352
* LaBranche & Co. Inc.	80,793	351
^ Corus Bankshares Inc.	35,582	346
* Enstar Group Ltd.	3,100	345
Safety Insurance Group, Inc.	10,094	345
Presidential Life Corp.	19,593	342
First Community Bancshares, Inc.	9,244	337
^ The First Marblehead Corp.	44,916	335
United Fire & Casualty Co.	8,876	332
ProCentury Corp.	18,285	329
Ameris Bancorp	20,373	327
Provident Bankshares Corp.	30,121	324
Berkshire Hills Bancorp, Inc.	12,790	322
* World Acceptance Corp.	10,021	319
*^ Citizens, Inc.	47,530	318
^ Cascade Bancorp	32,979	315
Federal Agricultural Mortgage Corp. Class C	12,037	314
* Dollar Financial Corp.	13,580	312
^ Radian Group, Inc.	47,146	310
Advance America, Cash Advance Centers, Inc.	40,988	309
* Amerisafe Inc.	24,289	307
Stewart Information Services Corp.	10,956	307
Baldwin & Lyons, Inc. Class B	11,854	304
^ Enterprise Financial Services Corp.	11,986	300
Medical Properties Trust Inc. REIT	26,292	298
Agree Realty Corp. REIT	10,833	297
^ Gramercy Capital Corp. REIT	14,045	294
Bancorp Rhode Island Inc.	8,155	294
Education Realty Trust, Inc. REIT	23,305	293
Associated Estates Realty Corp. REIT	25,573	293
Hanmi Financial Corp.	39,333	291
Kite Realty Group Trust REIT	20,750	291
Cohen & Steers, Inc.	10,879	288
^ U.S. Global Investors, Inc. Class A	21,126	286
LTC Properties, Inc. REIT	11,070	285
^ Sierra Bancorp	12,949	280
American Land Lease, Inc. REIT	13,479	277
Clifton Savings Bancorp, Inc.	27,304	275
Consolidated-Tomoka Land Co.	4,867	273
Sanders Morris Harris Group Inc.	33,002	269
Hercules Technology Growth Capital, Inc.	24,700	268
EMC Insurance Group, Inc.	9,739	262
*^ Doral Financial Corp.	12,926	261
Cadence Financial Corp.	16,200	259
Asset Acceptance Capital Corp.	26,683	257
First State Bancorporation	19,054	255
* Pinnacle Financial Partners, Inc.	9,804	251
^ Portfolio Recovery Associates, Inc.	5,795	249
^ Newcastle Investment Corp. REIT	30,001	248
*^ Ladenburg Thalmann Financial Services, Inc.	129,695	243
BankAtlantic Bancorp, Inc. Class A	61,387	240
Harleysville National Corp.	16,158	233
CFS Bancorp, Inc.	16,181	233
^ IndyMac Bancorp, Inc.	46,848	232
* Guaranty Financial Group, Inc.	21,664	230
^ BankUnited Financial Corp.	45,915	230
^ Capital Trust Class A REIT	8,339	225
American National Bankshares Inc.	10,449	224
Donegal Group Inc. Class A	12,779	222
Glimcher Realty Trust REIT	18,562	222
*^ Western Alliance Bancorp	16,963	218
* Ameriserv Financial Inc.	75,453	216
First Source Corp.	10,221	215
Cascade Financial Corp.	17,500	214
National Western Life Insurance Co. Class A	954	207
* Beneficial Mutual Bancorp, Inc.	20,824	206
^ BRT Realty Trust REIT	14,585	204
Parkway Properties Inc. REIT	5,510	204
Independent Bank Corp. (MA)	6,864	203
U-Store-It Trust REIT	17,822	202
* TradeStation Group, Inc.	23,040	196
^ Alesco Financial, Inc. REIT	68,070	196
First Financial Holdings, Inc.	8,344	196
State Auto Financial Corp.	6,702	195
Medallion Financial Corp.	21,587	195
Flagstar Bancorp, Inc.	26,809	194
Resource America, Inc.	20,402	193
*^ CompuCredit Corp.	21,662	192
* PICO Holdings, Inc.	6,346	192
Columbia Bancorp (OR)	11,149	191
First Potomac REIT	12,381	190
NYMAGIC, Inc.	8,297	188
* Tejon Ranch Co.	4,965	185
^ RAIT Financial Trust REIT	26,606	185
Investors Real Estate Trust REIT	18,323	179
OneBeacon Insurance Group Ltd.	9,300	177
AmericanWest Bancorporation	20,121	175
^ Crystal River Capital Inc. REIT	19,629	175
Tower Group, Inc.	6,957	175
Bryn Mawr Bank Corp.	8,063	175
SWS Group, Inc.	14,202	174
Oriental Financial Group Inc.	8,785	173
^ Lakeland Bancorp, Inc.	13,305	172
Atlantic Coast Federal Corp.	17,399	171
CapLease, Inc. REIT	21,720	169
Universal Health Realty Income REIT	5,061	169
* CNA Surety Corp.	10,946	168
Ames National Corp.	8,299	166
* First Cash Financial Services, Inc.	16,000	165
Friedman, Billings, Ramsey Group, Inc. REIT	92,285	157
* Pennsylvania Commerce Bancorp, Inc.	5,972	157
Getty Realty Holding Corp. REIT	9,776	156
NorthStar Realty Finance Corp. REIT	18,840	154
First Bancorp (NC)	7,508	150
Cardinal Financial Corp.	16,306	145
Center Bancorp, Inc.	13,580	144
* United Capital Corp.	6,546	142
^ ASTA Funding, Inc.	10,155	141
* Crawford & Co. Class B	26,931	141
* Ocwen Financial Corp.	31,794	141
* Community Bancorp	10,370	141
Center Financial Corp.	15,049	136
* PMA Capital Corp. Class A	15,832	135
Compass Diversified Trust	10,218	134
First Defiance Financial Corp.	7,312	134
WSFS Financial Corp.	2,698	133
Eastern Virginia Bankshares, Inc.	7,487	132
Sun Communities, Inc. REIT	6,380	131
* First Regional Bancorp	7,914	130
Student Loan Corp.	1,309	129
Kearny Financial Corp.	11,800	129
Simmons First National Corp.	4,109	122
Urstadt Biddle Properties Class A REIT	7,698	121
Citizens First Bancorp, Inc.	11,243	121
CBRE Realty Finance Inc.	29,818	120
* Encore Capital Group, Inc.	17,200	117
Nelnet, Inc.	9,846	116
Advanta Corp. Class B	16,400	115
VIST Financial Corp.	6,411	115
Suffolk Bancorp	3,576	113
* American Independence Corp.	15,579	113
Old Second Bancorp, Inc.	4,202	112
Sandy Spring Bancorp, Inc.	4,053	112
Bank of Granite Corp.	9,915	109
First of Long Island Corp.	5,666	108
BancTrust Financial Group, Inc.	10,076	108
Heartland Financial USA, Inc.	5,111	108
Renasant Corp.	4,799	108
Sterling Financial Corp. (PA)	6,186	108
^ Thornburg Mortgage, Inc. REIT	101,005	107
* MarketAxess Holdings, Inc.	10,708	106
* Franklin Bank Corp.	35,024	106
^ PFF Bancorp, Inc.	12,458	104
* Ampal-American Israel Corp.	16,148	103
Flagstone Reinsurance Holdings Ltd.	8,519	103
* Marlin Business Services Inc.	13,638	103
Ramco-Gershenson Properties Trust REIT	4,805	101
Omega Financial Corp.	3,251	101
Camden National Corp.	2,987	101
Independent Bank Corp. (MI)	9,627	100
Flushing Financial Corp.	5,552	98
Ameriana Bancorp	11,143	97
Capital Bank Corp.	9,471	97
First Financial Corp. (IN)	3,130	96
Quanta Capital Holdings Ltd.	55,481	96
Irwin Financial Corp.	18,070	96
Castlepoint Holdings Ltd.	9,700	94
Camco Financial Corp.	8,512	94
Colony Bankcorp, Inc.	6,706	93
* eHealth, Inc.	4,200	93
Heritage Commerce Corp.	5,040	92
Merchants Bancshares, Inc.	4,026	92
S.Y. Bancorp, Inc.	3,884	90
Greene County Bancshares	5,100	90
* Penson Worldwide, Inc.	9,728	90
Hersha Hospitality Trust REIT	9,885	89
Washington Trust Bancorp, Inc.	3,553	88
Midwest Banc Holdings, Inc.	6,867	88
OceanFirst Financial Corp.	5,012	88
* Clayton Holdings, Inc.	18,866	88
^ W Holding Co., Inc.	78,453	86
MVC Capital, Inc.	5,660	86
Nara Bancorp, Inc.	6,629	86
Century Bancorp, Inc. Class A	4,105	83
Great Southern Bancorp, Inc.	5,253	82
Republic Bancorp, Inc. Class A	4,328	82
First Place Financial Corp.	6,247	81
* Rewards Network Inc.	18,117	81
Mission West Properties Inc. REIT	8,567	81
Integra Bank Corp.	4,988	81
German American Bancorp	6,316	81
Financial Institutions, Inc.	4,247	80
* Texas Capital Bancshares, Inc.	4,757	80
LSB Corp.	4,999	79
* First Acceptance Corp.	27,451	78
* Consumer Portfolio Services, Inc.	27,451	78
North Valley Bancorp	6,436	76
Tompkins Trustco, Inc.	1,547	76
Univest Corp. of Pennsylvania	2,888	76
Southwest Bancorp, Inc.	4,254	74
Peoples Bancorp, Inc.	3,062	74
NewBridge Bancorp.	8,425	74
* Reis, Inc.	13,650	73
Sterling Bancorp	4,685	73
Union Bankshares Corp.	3,639	70
^ First South Bancorp, Inc.	3,129	70
* First Mercury Financial Corp.	4,000	70
West Coast Bancorp	4,749	69
Southside Bancshares, Inc.	2,841	68
Team Financial, Inc.	5,258	68
Bank of the Ozarks, Inc.	2,856	68
Imperial Capital Bancorp Inc.	3,108	67
Investors Title Co.	1,347	66
TriCo Bancshares	3,642	63
* Penn Treaty American Corp.	9,773	63
^ Prospect Energy Corp.	4,100	62
* Wauwatosa Holdings, Inc.	5,200	62
^ JER Investors Trust Inc. REIT	7,293	62
PremierWest Bancorp	6,146	62
^ Impac Mortgage Holdings, Inc. REIT	48,838	61
* United PanAm Financial Corp.	16,541	60
Smithtown Bancorp, Inc.	2,863	60
Winthrop Realty Trust Inc. REIT	14,238	59
TierOne Corp.	5,200	59
Evercore Partners Inc.	3,300	59
Capital Corp. of the West	7,079	57
* StellarOne Corp.	3,335	56
Brooke Corp.	17,380	56
* Sun Bancorp, Inc. (NJ)	4,238	56
Massbank Corp.	1,328	51
Shore Bancshares, Inc.	2,379	51
Horizon Financial Corp.	3,680	51
* BFC Financial Corp.	39,976	48
^ Seacoast Banking Corp. of Florida	4,404	48
Comm Bancorp, Inc.	1,169	48
Preferred Bank	2,850	48
* Greenlight Capital Re. Ltd.	2,549	47
^ Macatawa Bank Corp.	4,554	47
* Stratus Properties Inc.	1,599	47
United Community Financial Corp.	7,340	46
* SCPIE Holdings Inc.	1,598	44
* Virginia Commerce Bancorp, Inc.	3,806	44
First M&F Corp.	2,867	42
Mercantile Bank Corp.	4,011	41
Greater Community Bancorp	2,293	41
West Bancorporation	3,045	40
HMN Financial, Inc.	1,711	39
* First Mariner Bancorp, Inc.	6,444	39
Monmouth Real Estate Investment Corp. REIT	4,736	38
Provident Financial Holdings, Inc.	2,290	37
Citizens South Banking Corp.	3,809	36
Citizens & Northern Corp.	1,803	36
Willow Grove Bancorp, Inc.	4,746	35
*^ Triad Guaranty, Inc.	6,854	34
Peapack Gladstone Financial Corp.	1,263	34
Westfield Financial, Inc.	3,461	34
ESB Financial Corp.	3,408	34
Deerfield Capital Corp.	23,937	33
* The Bancorp Inc.	2,757	33
First United Corp.	1,615	32
American Mortgage Acceptance Co. REIT	20,830	31
Pacific Mercantile Bancorp	3,238	31
Wilshire Bancorp Inc.	3,876	30
^ Luminent Mortgage Capital, Inc. REIT	50,151	29
UMH Properties, Inc. REIT	2,870	29
Heritage Financial Corp.	1,610	28
PMC Commercial Trust REIT	3,875	27
Rome Bancorp, Inc.	2,312	27
Farmers Capital Bank Corp.	1,080	26
Royal Bancshares of Pennsylvania, Inc.	1,768	26
Grubb & Ellis Co.	3,694	25
* Superior Bancorp	4,846	24
^ Security Bank Corp.	2,999	24
Advanta Corp. Class A	3,855	23
First Federal Bancshares of Arkansas, Inc.	1,606	22
* First Keystone Financial, Inc.	2,063	21
Westwood Holdings Group, Inc.	560	21
*^ Fremont General Corp.	41,178	21
Wainwright Bank & Trust Co.	1,613	20
* Cowen Group, Inc.	2,700	19
Codorus Valley Bancorp, Inc.	1,128	18
Meta Financial Group, Inc.	1,049	18
Vineyard National Bancorp Co.	2,239	18
Pulaski Financial Corp.	1,691	18
FNB Corp. (NC)	1,696	18
Federal Agricultural Mortgage Corp. Class A	1,021	17
* Seabright Insurance Holdings, Inc.	1,144	17
Habersham Bancorp	1,210	17
One Liberty Properties, Inc. REIT	1,038	17
National Interstate Corp.	660	15
TF Financial Corp.	616	15
Jefferson Bancshares, Inc.	1,600	15
* BCSB Bankcorp, Inc.	2,271	15
* FX Real Estate and Entertainment Inc.	2,509	15
Resource Capital Corp. REIT	1,885	14
Rainier Pacific Financial Group Inc.	975	14
HopFed Bancorp, Inc.	1,005	13
Lakeland Financial Corp.	535	12
Northern States Financial Corp.	599	12
Meadowbrook Insurance Group, Inc.	1,500	12
Firstbank Corp.	820	11
First Financial Service Corp.	438	10
* Ares Capital Corp. Rights Exp. 4/21/08	17,578	10
Thomas Properties Group, Inc.	1,100	10
Home Federal Bancorp (IN)	438	10
Unity Bancorp, Inc.	1,248	10
^ Security Capital Assurance, Ltd.	16,983	9
Parkvale Financial Corp.	316	8
Mainsource Financial Group, Inc.	531	8
Timberland Bancorp, Inc.	706	8
* MCG Capital Corp. Rights Exp. 4/18/08	6,762	7
MutualFirst Financial Inc.	500	7
Wayne Savings Bancshares, Inc.	673	7
* International Assets Holding Corp.	237	6
HF Financial Corp.	347	6
Northrim Bancorp Inc.	256	5
* Republic First Bancorp, Inc.	883	4
State Bancorp, Inc.	330	4
* AMV Liquidating Trust	34,500	4
21st Century Holding Co.	282	4
Peoples Financial Corp.	166	4
TIB Financial Corp.	376	3
Princeton National Bancorp, Inc.	100	3
Harrington West Financial Group, Inc.	351	3
* FBR Capital Markets Corp.	400	3
* Specialty Underwriters' Alliance, Inc.	500	2
MetroCorp Bancshares, Inc.	159	2
* National Atlantic Holdings Corp	290	2
Brooklyn Federal Bancorp	44	1

		1,656,443

Health Care (11.8%)
Johnson & Johnson	1,937,880	125,710
Pfizer Inc.	4,624,851	96,798
Abbott Laboratories	1,046,593	57,720
Merck & Co., Inc.	1,473,886	55,934
Wyeth	906,809	37,868
Medtronic, Inc.	770,545	37,271
Eli Lilly & Co.	691,365	35,668
* Gilead Sciences, Inc.	630,383	32,484
* Amgen, Inc.	736,564	30,774
UnitedHealth Group Inc.	875,076	30,068
Bristol-Myers Squibb Co.	1,339,895	28,540
* Genentech, Inc.	321,056	26,063
Baxter International, Inc.	429,505	24,834
* Celgene Corp.	292,850	17,949
* WellPoint Inc.	387,196	17,087
* Thermo Fisher Scientific, Inc.	284,752	16,185
* Medco Health Solutions, Inc.	362,552	15,876
Schering-Plough Corp.	1,097,226	15,811
Covidien Ltd.	335,939	14,865
Aetna Inc.	339,174	14,276
Becton, Dickinson & Co.	165,351	14,195
* Genzyme Corp.	180,350	13,443
Cardinal Health, Inc.	245,106	12,871
Stryker Corp.	194,907	12,679
* Zimmer Holdings, Inc.	159,193	12,395
* Biogen Idec Inc.	198,953	12,273
Allergan, Inc.	208,198	11,740
* Boston Scientific Corp.	909,618	11,707
McKesson Corp.	196,252	10,278
* St. Jude Medical, Inc.	232,260	10,031
* Express Scripts Inc.	145,174	9,338
* Forest Laboratories, Inc.	211,687	8,470
* Intuitive Surgical, Inc.	25,870	8,391
CIGNA Corp.	189,425	7,685
C.R. Bard, Inc.	69,113	6,662
* Laboratory Corp. of America Holdings	78,119	5,756
* Humana Inc.	114,921	5,155
Quest Diagnostics, Inc.	111,568	5,051
* Hologic, Inc.	85,119	4,733
AmerisourceBergen Corp.	113,953	4,670
* Hospira, Inc.	106,855	4,570
* Coventry Health Care Inc.	105,267	4,248
* Varian Medical Systems, Inc.	84,920	3,978
* Waters Corp.	67,981	3,787
DENTSPLY International Inc.	97,931	3,780
Applera Corp.-Applied Biosystems Group	113,886	3,742
* Covance, Inc.	43,414	3,602
* Henry Schein, Inc.	60,919	3,497
* DaVita, Inc.	72,249	3,451
* Millennium Pharmaceuticals, Inc.	219,841	3,399
* Barr Pharmaceuticals Inc.	69,680	3,366
Pharmaceutical Product Development, Inc.	72,917	3,055
* Cephalon, Inc.	45,539	2,933
* Illumina, Inc.	37,379	2,837
IMS Health, Inc.	131,974	2,773
* Patterson Cos.	76,347	2,771
Beckman Coulter, Inc.	42,503	2,744
* Charles River Laboratories, Inc.	46,139	2,719
* Invitrogen Corp.	31,807	2,719
* Amylin Pharmaceuticals, Inc.	91,428	2,671
* Millipore Corp.	36,973	2,492
^ Mylan Inc.	204,865	2,376
* BioMarin Pharmaceutical Inc.	65,545	2,318
* Health Net Inc.	75,147	2,315
* Pediatrix Medical Group, Inc.	32,972	2,222
* ResMed Inc.	52,484	2,214
* Community Health Systems, Inc.	65,311	2,192
* Endo Pharmaceuticals Holdings, Inc.	90,968	2,178
* Vertex Pharmaceuticals, Inc.	90,498	2,162
* IDEXX Laboratories Corp.	41,458	2,042
Perrigo Co.	54,112	2,042
* Watson Pharmaceuticals, Inc.	67,242	1,972
PerkinElmer, Inc.	80,963	1,963
Hillenbrand Industries, Inc.	40,072	1,915
Universal Health Services Class B	34,117	1,832
* Tenet Healthcare Corp.	322,198	1,824
* Gen-Probe Inc.	36,432	1,756
* ImClone Systems, Inc.	41,295	1,752
* Cerner Corp.	46,024	1,716
* Edwards Lifesciences Corp.	38,428	1,712
* Techne Corp.	25,405	1,711
* Kinetic Concepts, Inc.	36,889	1,705
* VCA Antech, Inc.	57,336	1,568
* Lincare Holdings, Inc.	54,395	1,529
Omnicare, Inc.	82,689	1,502
* Sepracor Inc.	76,433	1,492
* OSI Pharmaceuticals, Inc.	39,537	1,478
* King Pharmaceuticals, Inc.	166,344	1,447
* Alexion Pharmaceuticals, Inc.	24,306	1,441
* Inverness Medical Innovations, Inc.	43,579	1,312
* Psychiatric Solutions, Inc.	37,320	1,266
* United Therapeutics Corp.	14,406	1,249
* Warner Chilcott Ltd.	68,889	1,240
* Myriad Genetics, Inc.	29,895	1,204
* Varian, Inc.	20,719	1,200
* HLTH Corp.	123,720	1,180
STERIS Corp.	43,471	1,166
* Bio-Rad Laboratories, Inc. Class A	12,599	1,121
Owens & Minor, Inc. Holding Co.	27,907	1,098
* Magellan Health Services, Inc.	27,526	1,093
* Onyx Pharmaceuticals, Inc.	37,486	1,088
Cooper Cos., Inc.	30,781	1,060
* LifePoint Hospitals, Inc.	37,737	1,037
* Haemonetics Corp.	17,369	1,035
* Immucor Inc.	47,658	1,017
* AMERIGROUP Corp.	36,245	991
* Dionex Corp.	12,824	987
* PAREXEL International Corp.	37,758	985
West Pharmaceutical Services, Inc.	22,234	983
* HealthSouth Corp.	54,219	965
* LifeCell Corp.	22,407	942
* WellCare Health Plans Inc.	24,141	940
* Cepheid, Inc.	38,206	932
* Health Management Associates Class A	166,926	883
* Healthways, Inc.	24,422	863
Meridian Bioscience Inc.	25,722	860
* PDL BioPharma Inc.	80,949	857
*^ Advanced Medical Optics, Inc.	41,927	851
* Isis Pharmaceuticals, Inc.	59,762	843
* Alkermes, Inc.	70,141	833
* Nuvasive, Inc.	24,021	829
* Affymetrix, Inc.	47,393	825
* Regeneron Pharmaceuticals, Inc.	42,042	807
* Valeant Pharmaceuticals International	62,857	806
Analogic Corp.	12,010	799
* Applera Corp.-Celera Genomics Group	53,909	792
* Alpharma, Inc. Class A	30,104	789
* K-V Pharmaceutical Co. Class A	30,348	757
Medicis Pharmaceutical Corp.	38,200	752
* PSS World Medical, Inc.	44,532	742
* Medarex, Inc.	83,022	735
* Savient Pharmaceuticals Inc.	36,619	732
* Human Genome Sciences, Inc.	120,461	710
* Cubist Pharmaceuticals, Inc.	38,513	709
* Incyte Corp.	66,568	700
* Amedisys Inc.	17,755	699
* AmSurg Corp.	29,231	692
* Sunrise Senior Living, Inc.	30,987	690
Chemed Corp.	16,345	690
* Apria Healthcare Group Inc.	34,824	688
* American Medical Systems Holdings, Inc.	48,381	687
* Martek Biosciences Corp.	22,399	685
* The Medicines Co.	33,660	680
* CONMED Corp.	25,858	663
* Eclipsys Corp.	32,800	643
*^ ArthroCare Corp.	18,909	631
* inVentiv Health, Inc.	21,114	608
Invacare Corp.	27,207	606
*^ Integra LifeSciences Holdings	13,681	595
* HMS Holdings Corp.	20,486	585
* Wright Medical Group, Inc.	23,753	573
* Align Technology, Inc.	51,394	571
* Sciele Pharma, Inc.	29,144	568
* Conceptus, Inc.	30,514	566
* Xenoport Inc.	13,500	546
Datascope Corp.	13,152	545
* eResearch Technology, Inc.	43,862	545
* Arena Pharmaceuticals, Inc.	79,254	542
Mentor Corp.	21,021	541
* Alnylam Pharmaceuticals Inc.	22,090	539
* Air Methods Corp.	11,020	533
* AMN Healthcare Services, Inc.	34,444	531
Brookdale Senior Living Inc.	21,863	523
* Bruker BioSciences Corp.	33,328	513
* Abaxis, Inc.	21,681	502
* Cyberonics, Inc.	32,212	467
*^ Dendreon Corp.	96,823	467
* Auxilium Pharmaceuticals, Inc.	17,450	467
* ABIOMED, Inc.	35,377	465
Landauer, Inc.	9,178	462
* Enzon Pharmaceuticals, Inc.	50,097	461
* Natus Medical Inc.	24,755	449
* CV Therapeutics, Inc.	62,096	443
* Exelixis, Inc.	63,356	440
* Greatbatch, Inc.	23,698	436
* Halozyme Therapeutics Inc.	67,230	428
* Bentley Pharmaceuticals, Inc.	26,157	425
* Acorda Therapeutics Inc.	23,500	422
* AMAG Pharmaceuticals, Inc.	10,401	421
* Gentiva Health Services, Inc.	19,196	418
* Theravance, Inc.	39,531	416
*^ SurModics, Inc.	9,851	413
* Par Pharmaceutical Cos. Inc.	23,349	406
*^ InterMune Inc.	27,564	402
* Centene Corp.	28,319	395
* Acadia Pharmaceuticals Inc.	43,260	392
* Allos Therapeutics Inc.	64,069	390
* Assisted Living Concepts Inc.	65,036	383
* Albany Molecular Research, Inc.	31,552	383
* CorVel Corp.	12,401	379
* BioScrip Inc.	54,269	367
* Array BioPharma Inc.	52,150	366
* CryoLife Inc.	38,790	365
* ev3 Inc.	44,387	361
* Kindred Healthcare, Inc.	16,419	359
* Collagenex Pharmaceuticals, Inc.	21,440	355
* HealthExtras, Inc.	14,254	354
* Caraco Pharmaceutical Laboratories, Ltd.	19,470	349
* Rigel Pharmaceuticals, Inc.	18,400	343
* Orthofix International N.V.	8,589	342
* Bio-Reference Laboratories, Inc.	12,728	336
* Akorn, Inc.	70,980	336
* ARIAD Pharmaceuticals, Inc.	98,966	334
* Adolor Corp.	72,441	331
* Alliance Imaging, Inc.	38,420	330
* Cypress Bioscience, Inc.	46,017	329
* Allscripts Healthcare Solutions, Inc.	31,576	326
* Nektar Therapeutics	46,303	321
* The TriZetto Group, Inc.	18,825	314
* Genomic Health, Inc.	16,481	311
* Universal American Corp.	29,359	311
* Seattle Genetics, Inc.	34,065	310
Vital Signs, Inc.	6,072	308
* Thoratec Corp.	21,375	305
* Exactech, Inc.	11,935	301
* Zymogenetics, Inc.	30,213	296
* Angiodynamics, Inc.	25,566	296
* Cutera, Inc.	21,429	289
* Cerus Corp.	49,988	288
* Omnicell, Inc.	14,338	288
*^ GTx, Inc.	17,879	287
* Capital Senior Living Corp.	35,679	287
Computer Programs and Systems, Inc.	13,588	284
* ViroPharma Inc.	31,762	284
*^ MannKind Corp.	46,035	275
* Healthspring, Inc.	18,980	267
* Sirona Dental Systems Inc.	9,778	264
* Phase Forward Inc.	15,150	259
* Luminex Corp.	13,058	257
* ArQule, Inc.	59,912	256
* Cantel Medical Corp.	24,130	256
* Abraxis BioScience	4,214	249
* DepoMed, Inc.	72,500	247
*^ Antigenics, Inc.	104,228	246
*^ Cell Genesys, Inc.	103,676	244
* PharMerica Corp.	14,653	243
* Accelrys Inc.	44,558	241
* MiddleBrook Pharmaceuticals Inc.	58,100	233
*^ BioCryst Pharmaceuticals, Inc.	49,974	230
* Kendle International Inc.	5,107	229
* APP Pharmaceuticals, Inc.	18,857	228
* Res-Care, Inc.	13,019	223
* Durect Corp.	42,373	222
* Cross Country Healthcare, Inc.	17,933	222
* Medical Action Industries Inc.	13,400	220
* Caliper Life Sciences, Inc.	58,415	219
National Healthcare Corp.	4,480	218
* Momenta Pharmaceuticals, Inc.	19,820	217
* Quidel Corp.	13,405	215
* Geron Corp.	44,112	215
* Molina Healthcare Inc.	8,500	208
* Matria Healthcare, Inc.	9,186	205
* ICU Medical, Inc.	6,915	199
* SonoSite, Inc.	6,969	198
* Palomar Medical Technologies, Inc.	12,812	193
* Sun Healthcare Group Inc.	14,700	193
* Amicas, Inc.	84,849	191
* Accuray Inc.	24,346	190
* Noven Pharmaceuticals, Inc.	20,677	186
* Pozen Inc.	17,561	182
* Barrier Therapeutics Inc.	53,295	182
* Cardiac Science Corp.	21,709	181
Ligand Pharmaceuticals Inc. Class B	44,900	180
* I-Flow Corp.	12,628	177
* Pharmanet Development Group, Inc.	6,980	176
* American Dental Partners, Inc.	18,069	175
* Symmetry Medical Inc.	10,300	171
* Pain Therapeutics, Inc.	19,676	166
* Candela Corp.	48,877	166
* AVI BioPharma, Inc.	89,396	165
* Zoll Medical Corp.	6,174	164
* Harvard Bioscience, Inc.	32,348	162
* Anika Resh Inc.	18,858	160
* Kensey Nash Corp.	5,434	157
* I-trax, Inc.	29,401	157
* Altus Pharmaceuticals, Inc.	34,484	157
* BioLase Technology, Inc.	50,392	156
* Allied Healthcare International Inc.	96,402	154
* Aspect Medical Systems, Inc.	24,420	149
* Continucare Corp.	58,599	146
* Neogen Corp.	5,653	142
* Salix Pharmaceuticals, Ltd.	22,287	140
*^ deCODE genetics, Inc.	91,030	139
* Providence Service Corp.	4,531	136
* Emeritus Corp.	6,436	134
* Cynosure Inc.	6,300	134
* Enzo Biochem, Inc.	14,711	134
LCA-Vision Inc.	10,487	131
* Encysive Pharmaceuticals, Inc.	55,062	129
* Merit Medical Systems, Inc.	8,087	128
* MWI Veterinary Supply Inc.	3,600	127
* BioSphere Medical Inc.	27,491	126
* Odyssey Healthcare, Inc.	13,829	124
* Idenix Pharmaceuticals Inc.	24,481	123
* Spectranetics Corp.	14,143	118
* Cytokinetics, Inc.	35,472	118
* PDI, Inc.	13,965	118
Cambrex Corp.	16,866	117
* Dyax Corp.	24,774	117
* ATS Medical, Inc.	80,631	114
* Progenics Pharmaceuticals, Inc.	17,277	113
* Indevus Pharmaceuticals, Inc.	23,135	110
* Anadys Pharmaceuticals Inc.	72,238	110
* Clinical Data, Inc.	5,921	109
* Vivus, Inc.	18,062	109
* Third Wave Technologies	11,723	108
* Volcano Corp.	8,620	108
* Vital Images, Inc.	7,125	106
* Icad Inc.	42,753	105
* GenVec, Inc.	59,342	104
* Hanger Orthopedic Group, Inc.	9,658	104
* US Physical Therapy, Inc.	7,061	102
* IRIS International, Inc.	7,638	101
* Nabi Biopharmaceuticals	25,074	101
* Avanir Pharmaceuticals Class A	99,850	100
* America Service Group Inc.	16,255	99
* AVANT Immunotherapeutics, Inc.	10,048	98
* RTI Biologics, Inc.	10,353	98
* Immunomedics Inc.	32,484	91
* OraSure Technologies, Inc.	12,190	89
* Rochester Medical Corp.	8,732	89
* TomoTherapy, Inc.	6,200	89
* Sangamo BioSciences, Inc.	8,747	89
* Endologix, Inc.	29,694	89
* Sequenom, Inc.	13,519	88
* Avigen, Inc.	31,139	87
* Neurocrine Biosciences, Inc.	15,959	86
* Inspire Pharmaceuticals, Inc.	21,986	85
* MedCath Corp.	4,603	84
Psychemedics Corp.	4,628	82
* Hansen Medical Inc.	5,800	82
* Curis, Inc.	55,105	77
* Corcept Therapeutics Inc.	23,958	77
* Discovery Laboratories, Inc.	31,779	75
* ADVENTRX Pharmaceuticals, Inc.	137,900	75
* XOMA Ltd.	28,554	74
*^ Aastrom Biosciences, Inc.	182,395	73
* Medivation Inc.	5,100	73
* Five Star Quality Care, Inc.	11,424	73
* RehabCare Group, Inc.	4,677	70
* Columbia Laboratories Inc.	32,589	69
* EPIX Pharmaceuticals Inc.	48,285	69
* Biomimetic Therapeutics, Inc.	7,700	62
* ThermoGenesis Corp.	37,607	61
* ImmunoGen, Inc.	17,118	61
* Theragenics Corp.	15,331	60
* Biodel Inc.	5,400	59
* HealthTronics Surgical Services, Inc.	17,998	58
* Dexcom Inc.	13,965	58
* Medical Staffing Network Holdings, Inc.	12,300	58
* Acusphere, Inc.	115,258	55
*^ Cell Therapeutics, Inc.	81,081	54
* Maxygen Inc.	8,174	53
* Telik, Inc.	21,589	53
* Lexicon Pharmaceuticals Inc.	25,762	52
* Animal Health International, Inc.	4,700	52
* National Dentex Corp.	3,944	51
* NPS Pharmaceuticals Inc.	12,157	47
* PhotoMedex, Inc.	51,174	47
* SRI/Surgical Express, Inc.	10,677	46
* Allion Healthcare Inc.	10,809	45
* Monogram Biosciences, Inc.	40,153	43
* Osteotech, Inc.	8,835	42
* Sonic Innovations, Inc.	8,444	41
* Proxymed Pharmacy, Inc.	34,003	40
* Omrix Biopharmaceuticals, Inc.	2,720	38
* Trimeris, Inc.	5,826	38
^ Cytrx Corp.	32,600	37
* SuperGen, Inc.	14,785	37
*^ AtheroGenics, Inc.	43,615	35
* Clarient, Inc.	24,101	34
* Penwest Pharmaceuticals Co.	13,087	34
* Vascular Solutions, Inc.	5,486	34
* Synovis Life Technologies, Inc.	2,100	33
* CuraGen Corp.	40,688	33
*^ Nastech Pharmaceutical Co., Inc.	12,794	30
* Emisphere Technologies, Inc.	17,560	29
* Novavax, Inc.	10,811	29
* StemCells, Inc.	17,974	28
* Somanetics Corp.	1,801	28
* Senomyx, Inc.	4,700	28
* Vical, Inc.	7,842	28
* Hooper Holmes, Inc.	42,124	27
* Pharmasset, Inc.	1,500	27
* Infinity Pharmaceuticals, Inc.	4,318	26
* SciClone Pharmaceuticals, Inc.	13,095	25
*^ Critical Therapeutics, Inc.	34,827	24
* Micrus Endovascular Corp.	1,927	24
* Santarus Inc.	9,196	24
* Peregrine Pharmaceuticals, Inc.	47,335	22
* Tercica, Inc.	3,787	22
* Oxigene, Inc.	11,910	22
*^ Accentia Biopharmaceuticals Inc.	19,000	21
* Ore Pharmaceuticals Inc.	38,092	21
* Idera Pharmaceuticals, Inc.	2,085	21
* Metabolix Inc.	1,900	21
* Hollis-Eden Pharmaceuticals, Inc.	11,684	20
* STAAR Surgical Co.	7,813	20
* Merge Healthcare Inc.	35,735	20
* Repligen Corp.	4,008	19
* Ista Pharmaceuticals Inc.	9,776	19
*^ Nanogen, Inc.	41,842	18
* Stereotaxis Inc.	3,100	18
* Orchid Cellmark, Inc.	6,213	18
* Keryx Biopharmaceuticals, Inc.	28,705	17
* Kosan Biosciences, Inc.	10,712	17
* Vermillion, Inc.	5,240	17
* Hi-Tech Pharmacal Co., Inc.	1,800	16
* Biopure Corp.	32,570	16
* CardioDynamics International Corp.	63,868	16
* EntreMed, Inc.	23,118	16
*^ RXi Pharmaceuticals Corp.	1,626	15
* NMT Medical, Inc.	3,896	15
* Introgen Therapeutics, Inc.	4,756	15
* Rural/Metro Corp.	6,345	15
* Dynavax Technologies Corp.	7,379	14
* Strategic Diagnostics Inc.	3,632	14
* Renovis, Inc.	5,371	13
* Mediware Information Systems, Inc.	2,170	12
* TorreyPines Therapeutics Inc.	8,825	12
* Cytogen Corp.	20,279	12
* Pharmacopeia Drug Discovery Inc.	2,996	11
* Nuvelo, Inc.	15,404	11
* Neurogen Corp.	5,865	11
* Orthologic Corp.	11,489	10
* La Jolla Pharmaceutical Co.	4,549	9
* Titan Pharmaceuticals, Inc.	5,836	9
* Insmed Inc.	11,508	8
* Vanda Parmaceuticals, Inc.	1,800	7
* Alfacell Corp.	2,895	7
* NitroMed, Inc.	6,287	7
* LHC Group Inc.	400	7
Young Innovations, Inc.	377	7
* GTC Biotherapeutics, Inc.	12,722	6
* Matrixx Initiatives, Inc.	418	6
* Orthovita, Inc.	2,283	6
* Affymax Inc.	400	6
* Nighthawk Radiology Holdings, Inc.	600	6
* Northfield Laboratories, Inc.	5,200	5
* Dialysis Corp. of America	665	5
* Panacos Pharmaceuticals Inc.	6,632	5
* IVAX Diagnostics, Inc.	10,266	4
*^ Oscient Pharmaceuticals Corp.	2,454	4
* Heska Corp.	2,582	4
* Genta Inc.	10,517	4
* NeoPharm, Inc.	6,245	3
* Interleukin Genetics, Inc.	2,262	3
* Pharmacyclics, Inc.	4,319	3
* Vion Pharmaceuticals, Inc.	2,031	3
* Lipid Sciences, Inc.	2,862	3
* Insulet Corp.	200	3
*^ Genitope Corp.	11,000	3
* SONUS Pharmaceuticals, Inc.	7,483	3
* Emergency Medical Services LP Class A	100	2
* Novamed, Inc.	620	2
* Epicept Corp.	3,977	2
* Immtech Pharmaceuticals Inc.	2,364	2
* Hemispherx Biopharma, Inc.	2,632	2
* Bioject Medical Technologies Inc.	4,200	2
* Neurobiological Technolgoies, Inc.	619	2
* Anesiva, Inc.	493	2
* Neurometrix Inc.	640	1
* Targeted Genetics Corp.	542	1
* Zila, Inc.	1,944	-
* Threshold Pharmaceuticals, Inc.	800	-
* Q-Med, Inc.	755	-

		1,144,451

Industrials (12.4%)
General Electric Co.	6,843,507	253,278
United Technologies Corp.	635,926	43,764
The Boeing Co.	498,677	37,087
3M Co.	458,864	36,319
United Parcel Service, Inc.	466,260	34,046
Caterpillar, Inc.	430,714	33,721
Emerson Electric Co.	533,209	27,439
Honeywell International Inc.	480,501	27,110
Deere & Co.	298,360	24,000
Lockheed Martin Corp.	237,860	23,619
Burlington Northern Santa Fe Corp.	237,615	21,913
Union Pacific Corp.	169,084	21,200
General Dynamics Corp.	231,770	19,323
Raytheon Co.	290,982	18,800
FedEx Corp.	199,158	18,456
Northrop Grumman Corp.	217,918	16,956
CSX Corp.	284,958	15,978
Illinois Tool Works, Inc.	313,450	15,118
Tyco International, Ltd.	335,969	14,799
Norfolk Southern Corp.	262,505	14,259
Danaher Corp.	171,639	13,050
Waste Management, Inc.	344,627	11,566
PACCAR, Inc.	237,321	10,679
Precision Castparts Corp.	93,706	9,566
Textron, Inc.	169,089	9,371
L-3 Communications Holdings, Inc.	85,332	9,330
Fluor Corp.	59,899	8,455
* McDermott International, Inc.	152,735	8,373
Ingersoll-Rand Co.	184,509	8,225
Parker Hannifin Corp.	114,003	7,897
Eaton Corp.	98,776	7,869
Expeditors International of Washington, Inc.	144,616	6,534
Rockwell Collins, Inc.	110,346	6,306
Southwest Airlines Co.	497,369	6,167
Cummins Inc.	131,588	6,161
* First Solar, Inc.	26,422	6,107
ITT Industries, Inc.	116,721	6,047
* Jacobs Engineering Group Inc.	81,866	6,025
C.H. Robinson Worldwide Inc.	109,255	5,943
Trane, Inc.	123,306	5,660
Dover Corp.	134,662	5,626
Rockwell Automation, Inc.	96,248	5,527
* Foster Wheeler Ltd.	97,527	5,522
Pitney Bowes, Inc.	147,084	5,151
Masco Corp.	250,360	4,965
Cooper Industries, Inc. Class A	122,120	4,903
Joy Global Inc.	73,329	4,778
Goodrich Corp.	80,727	4,643
R.R. Donnelley & Sons Co.	145,803	4,419
* Terex Corp.	69,478	4,342
Flowserve Corp.	38,759	4,046
Fastenal Co.	85,758	3,939
SPX Corp.	35,491	3,723
* AGCO Corp.	62,071	3,717
Republic Services, Inc. Class A	126,927	3,711
The Manitowoc Co., Inc.	88,433	3,608
Roper Industries Inc.	60,119	3,573
W.W. Grainger, Inc.	45,775	3,497
Ametek, Inc.	72,966	3,204
Avery Dennison Corp.	64,956	3,199
The Dun & Bradstreet Corp.	39,259	3,195
KBR Inc.	114,866	3,185
Harsco Corp.	57,129	3,164
Manpower Inc.	55,123	3,101
Equifax, Inc.	89,606	3,090
* Stericycle, Inc.	58,952	3,036
Pall Corp.	83,392	2,925
Cintas Corp.	97,486	2,782
* Quanta Services, Inc.	116,053	2,689
Robert Half International, Inc.	103,872	2,674
* Shaw Group, Inc.	55,221	2,603
Bucyrus International, Inc.	25,366	2,578
* Allied Waste Industries, Inc.	226,291	2,446
Ryder System, Inc.	39,647	2,415
* Corrections Corp. of America	84,237	2,318
* FTI Consulting, Inc.	32,622	2,317
* Covanta Holding Corp.	84,029	2,311
* ChoicePoint Inc.	48,429	2,305
* Alliant Techsystems, Inc.	22,144	2,293
The Brink's Co.	33,200	2,230
Walter Industries, Inc.	35,455	2,221
* BE Aerospace, Inc.	62,982	2,201
* General Cable Corp.	35,692	2,108
* Kansas City Southern	52,314	2,098
Pentair, Inc.	63,951	2,040
* Kirby Corp.	34,775	1,982
Donaldson Co., Inc.	48,354	1,948
* Monster Worldwide Inc.	79,950	1,936
Landstar System, Inc.	36,546	1,906
*^ SunPower Corp. Class A	25,523	1,902
J.B. Hunt Transport Services, Inc.	60,415	1,899
* Copart, Inc.	48,437	1,877
*^ USG Corp.	50,793	1,870
Oshkosh Truck Corp.	50,304	1,825
Lincoln Electric Holdings, Inc.	28,098	1,812
* URS Corp.	54,338	1,776
UAL Corp.	78,748	1,695
IDEX Corp.	55,176	1,693
The Timken Co.	55,521	1,650
Watson Wyatt & Co. Holdings	28,785	1,634
DRS Technologies, Inc.	27,972	1,630
* IHS Inc. Class A	24,889	1,601
Kennametal, Inc.	53,354	1,570
* Delta Air Lines Inc.	182,300	1,568
Graco, Inc.	42,789	1,552
* Spirit Aerosystems Holdings Inc.	69,493	1,541
* AMR Corp.	169,332	1,527
Con-way, Inc.	30,561	1,512
Hubbell Inc. Class B	34,386	1,502
Trinity Industries, Inc.	55,374	1,476
* Thomas & Betts Corp.	39,592	1,440
Carlisle Co., Inc.	42,449	1,419
* Waste Connections, Inc.	46,011	1,414
MSC Industrial Direct Co., Inc. Class A	32,439	1,371
UAP Holding Corp.	35,643	1,367
* Gardner Denver Inc.	36,797	1,365
Crane Co.	33,034	1,333
Lennox International Inc.	36,979	1,330
* Continental Airlines, Inc. Class B	67,359	1,295
GATX Corp.	32,607	1,274
Curtiss-Wright Corp.	30,128	1,250
Acuity Brands, Inc.	28,942	1,243
* Hexcel Corp.	64,755	1,237
Teleflex Inc.	25,424	1,213
Alexander & Baldwin, Inc.	27,787	1,197
Wabtec Corp.	31,547	1,188
* Hertz Global Holdings Inc.	98,206	1,184
Brady Corp. Class A	35,086	1,173
Actuant Corp.	38,010	1,148
CLARCOR Inc.	32,134	1,142
The Toro Co.	27,334	1,131
* GrafTech International Ltd.	69,417	1,125
Nordson Corp.	20,659	1,112
Woodward Governor Co.	41,584	1,111
* WESCO International, Inc.	30,091	1,098
Valmont Industries, Inc.	12,438	1,093
Belden Inc.	30,842	1,089
* Teledyne Technologies, Inc.	22,753	1,069
* Moog Inc.	24,902	1,051
Herman Miller, Inc.	41,741	1,026
* Esterline Technologies Corp.	20,143	1,015
* Geo Group Inc.	35,277	1,003
* United Rentals, Inc.	52,552	990
* EMCOR Group, Inc.	44,506	988
The Corporate Executive Board Co.	24,364	986
* Owens Corning Inc.	53,752	975
* Orbital Sciences Corp.	40,169	968
^ Genco Shipping and Trading Ltd.	15,872	896
* Hub Group, Inc.	26,009	855
Macquarie Infrastructure Co. LLC	29,282	853
Mine Safety Appliances Co.	20,514	845
Skywest, Inc.	39,907	843
Kaydon Corp.	19,084	838
Eagle Bulk Shipping Inc.	32,360	834
* United Stationers, Inc.	17,297	825
Albany International Corp.	22,695	820
*^ Energy Conversion Devices, Inc.	27,206	813
UTI Worldwide, Inc.	40,329	810
Granite Construction Co.	24,631	806
Regal-Beloit Corp.	21,845	800
Applied Industrial Technology, Inc.	26,470	791
* Tetra Tech, Inc.	40,318	787
Baldor Electric Co.	27,968	783
Lindsay Manufacturing Co.	7,623	781
^ HNI Corp.	28,319	761
* Avis Budget Group, Inc.	71,515	759
* Clean Harbors Inc.	11,555	751
* Genesee & Wyoming Inc. Class A	21,605	743
Mueller Industries Inc.	25,632	739
^ Simpson Manufacturing Co.	26,911	731
Forward Air Corp.	19,939	707
* ESCO Technologies Inc.	17,743	705
* AAR Corp.	25,764	703
Quintana Maritime Ltd.	29,626	702
* The Middleby Corp.	11,142	695
Watsco, Inc.	16,777	695
Deluxe Corp.	36,149	694
ABM Industries Inc.	30,920	694
* Evergreen Solar, Inc.	74,198	688
^ Knight Transportation, Inc.	41,565	684
* The Advisory Board Co.	12,322	677
* Chart Industries, Inc.	19,580	663
*^ American Superconductor Corp.	28,527	662
Triumph Group, Inc.	11,447	652
* Acco Brands Corp.	47,498	645
Robbins & Myers, Inc.	19,726	644
* PHH Corp.	36,482	636
* Perini Corp.	17,479	633
A.O. Smith Corp.	19,194	631
* Consolidated Graphics, Inc.	11,226	629
Werner Enterprises, Inc.	33,197	616
* JetBlue Airways Corp.	101,930	591
CIRCOR International, Inc.	12,773	591
* Astec Industries, Inc.	15,120	586
Briggs & Stratton Corp.	32,540	582
* TransDigm Group, Inc.	15,410	571
Arkansas Best Corp.	17,726	565
Badger Meter, Inc.	12,984	561
* American Commercial Lines Inc.	35,287	558
G & K Services, Inc. Class A	15,655	557
Armstrong Worldwide Industries, Inc.	15,558	555
Barnes Group, Inc.	24,112	553
Administaff, Inc.	23,169	547
* Ceradyne, Inc.	16,999	543
* Alaska Air Group, Inc.	27,680	543
Ameron International Corp.	5,785	541
* Axsys Technologies, Inc.	10,822	540
* CoStar Group, Inc.	12,445	535
Healthcare Services Group, Inc.	25,636	529
* Old Dominion Freight Line, Inc.	16,513	526
Kaman Corp. Class A	18,565	525
* Navigant Consulting, Inc.	26,737	507
* Republic Airways Holdings Inc.	23,266	504
*^ YRC Worldwide, Inc.	38,184	501
* US Airways Group Inc.	55,920	498
* TeleTech Holdings, Inc.	22,127	497
Heartland Express, Inc.	34,696	495
* Blount International, Inc.	39,851	493
* AZZ Inc.	13,778	490
Bowne & Co., Inc.	31,828	485
Dynamic Materials Corp.	11,227	485
* GenCorp, Inc.	46,758	481
* American Reprographics Co.	32,370	480
* Huron Consulting Group Inc.	11,489	477
* FuelCell Energy, Inc.	71,724	477
Resources Connection, Inc.	26,646	476
IKON Office Solutions, Inc.	60,562	460
Steelcase Inc.	41,242	456
* CBIZ Inc.	55,826	453
CDI Corp.	17,543	439
Ampco-Pittsburgh Corp.	10,211	439
Cubic Corp.	15,367	437
Comfort Systems USA, Inc.	33,555	437
* II-VI, Inc.	11,454	435
Watts Water Technologies, Inc.	15,503	435
* Northwest Pipe Co.	9,868	419
* Cornell Cos., Inc.	18,372	413
* Accuride Corp.	49,994	409
American Science & Engineering, Inc.	7,280	397
* TrueBlue, Inc.	29,453	396
Federal Signal Corp.	28,106	392
Cascade Corp.	7,925	391
* CRA International Inc.	12,094	389
* Ducommun, Inc.	13,984	387
* AirTran Holdings, Inc.	57,785	381
* Atlas Air Worldwide Holdings, Inc.	6,900	380
Horizon Lines Inc.	19,992	372
* On Assignment, Inc.	58,159	369
* Marten Transport, Ltd.	23,726	368
Mueller Water Products, Inc.	46,637	368
* Casella Waste Systems, Inc.	33,353	365
* EnerSys	15,200	364
Interface, Inc.	25,788	362
^ Mueller Water Products, Inc. Class A	44,254	362
Aircastle Ltd.	31,786	358
* Korn/Ferry International	21,117	357
Raven Industries, Inc.	11,635	353
AAON, Inc.	17,558	352
Heidrick & Struggles International, Inc.	10,744	350
Kelly Services, Inc. Class A	16,917	348
* RBC Bearings Inc.	9,356	347
Rollins, Inc.	19,420	344
^ AMREP Corp.	6,552	343
HEICO Corp. Class A	8,679	340
* M&F Worldwide Corp.	9,020	337
Titan International, Inc.	10,758	329
Apogee Enterprises, Inc.	21,378	329
Franklin Electric, Inc.	9,401	321
* Cenveo Inc.	30,580	320
Ennis, Inc.	18,582	312
Angelica Corp.	17,102	307
* Beacon Roofing Supply, Inc.	30,291	303
* School Specialty, Inc.	9,578	302
* Amerco, Inc.	5,279	301
* Furmanite Corp.	35,361	301
* Columbus McKinnon Corp.	9,625	298
Pacer International, Inc.	17,898	294
Electro Rent Corp.	19,288	292
* Lydall, Inc.	25,403	291
* Taser International Inc.	30,798	290
* Superior Essex Inc.	10,293	289
NN, Inc.	29,692	289
Viad Corp.	8,019	289
American Railcar Industries, Inc.	14,100	287
* Interline Brands, Inc.	15,352	285
*^ Fuel-Tech N.V.	13,700	281
* Layne Christensen Co.	7,956	279
NACCO Industries, Inc. Class A	3,432	278
* Altra Holdings Inc.	20,480	276
* Dynamex Inc.	10,766	272
Alamo Group, Inc.	12,795	272
McGrath RentCorp	11,134	268
* EnPro Industries, Inc.	8,586	268
Courier Corp.	10,719	267
Tennant Co.	6,615	263
*^ C & D Technologies, Inc.	51,946	261
* Exponent, Inc.	7,916	260
Tredegar Corp.	14,185	258
American Ecology Corp.	10,196	258
*^ Flanders Corp.	41,851	255
* Mobile Mini, Inc.	13,365	254
*^ PowerSecure International, Inc.	21,502	253
* GeoEye Inc.	9,700	252
Aceto Corp.	36,224	251
* Commercial Vehicle Group Inc.	25,191	250
* Gehl Co.	14,366	243
* GP Strategies Corp.	25,500	242
* NCI Building Systems, Inc.	9,794	237
* Active Power, Inc.	127,310	237
* International Shipholding Corp.	12,109	232
* COMSYS IT Partners Inc.	27,425	232
* ABX Holdings Inc.	77,795	229
Diamond Management and Technology Consultants,Inc.	34,547	223
* Learning Tree International, Inc.	15,837	222
Knoll, Inc.	19,195	222
Standex International Corp.	9,855	220
* L.B. Foster Co. Class A	5,100	220
Universal Forest Products, Inc.	6,809	219
* Intersections Inc.	24,856	214
Barrett Business Services, Inc.	12,429	213
* Hudson Highland Group, Inc.	24,935	211
* Celadon Group Inc.	21,655	210
*^ Capstone Turbine Corp.	98,326	208
* Dollar Thrifty Automotive Group, Inc.	15,063	205
* MTC Technologies, Inc.	8,502	202
* Rush Enterprises, Inc. Class A	12,732	202
* Tecumseh Products Co. Class A	6,472	199
* Michael Baker Corp.	8,735	196
* Plug Power, Inc.	62,282	194
^ American Woodmark Corp.	9,399	193
* DynCorp International Inc. Class A	11,300	188
Applied Signal Technology, Inc.	15,783	186
* Insituform Technologies Inc. Class A	13,310	184
* Ladish Co., Inc.	5,056	182
*^ Medis Technology Ltd.	19,888	180
*^ Valence Technology Inc.	40,772	180
* Allegiant Travel Co.	6,736	178
Bluelinx Holdings Inc.	34,927	178
* Park-Ohio Holdings Corp.	11,101	174
* P.A.M. Transportation Services, Inc.	11,085	172
* Flow International Corp.	18,230	169
Gorman-Rupp Co.	5,147	169
* Kenexa Corp.	8,995	166
* Miller Industries, Inc.	17,259	166
^ Houston Wire & Cable Co.	10,370	166
* Pinnacle Airlines Corp.	18,870	165
* Kforce Inc.	18,575	164
Kimball International, Inc. Class B	15,090	162
* NuCo2, Inc.	5,631	156
* ICT Group, Inc.	15,313	155
* H&E Equipment Services, Inc.	12,200	153
Multi-Color Corp.	6,796	152
* ExpressJet Holdings, Inc.	55,826	147
* Powell Industries, Inc.	3,660	144
* Magnatek, Inc.	41,774	144
Gibraltar Industries Inc.	12,090	142
Frozen Food Express Industries, Inc.	17,486	139
Sun Hydraulics Corp.	4,698	138
L.S. Starrett Co. Class A	6,936	133
*^ Microvision, Inc.	54,605	132
LSI Industries Inc.	9,993	132
* Frontier Airlines Holdings, Inc.	52,016	132
Waste Industries USA, Inc.	3,591	130
* Griffon Corp.	14,917	128
* Spherion Corp.	20,596	126
Met-Pro Corp.	11,172	125
* Team, Inc.	4,530	124
Encore Wire Corp.	6,781	123
Lawson Products, Inc.	4,405	121
* Herley Industries Inc.	11,136	115
* Covenant Transport, Inc.	22,375	114
* Innotrac Corp.	28,409	110
* Kadant Inc.	3,684	108
Freightcar America Inc.	3,155	108
*^ Builders FirstSource, Inc.	14,280	104
*^ Trex Co., Inc.	12,229	96
*^ 3D Systems Corp.	6,557	96
* Argon ST, Inc.	5,640	96
Wabash National Corp.	10,509	94
The Greenbrier Cos., Inc.	3,544	94
Vicor Corp.	7,786	93
TAL International Group, Inc.	3,900	92
* Saia, Inc.	5,787	92
* La Barge, Inc.	7,500	90
CompX International Inc.	9,190	85
*^ Applied Energetics, Inc.	50,645	84
* MAIR Holdings, Inc.	21,333	81
HEICO Corp.	1,623	79
* TBS International Ltd.	2,600	79
* Volt Information Sciences Inc.	4,579	78
* Innerworkings, Inc.	5,500	77
* Ultralife Batteries, Inc.	6,157	73
* Huttig Building Products, Inc.	31,165	72
Insteel Industries, Inc.	6,200	72
Quixote Corp.	8,595	72
* Astronics Corp.	3,652	71
Todd Shipyards Corp.	4,229	68
* WCA Waste Corp.	11,166	68
* Advanced Environmental Recycling Technologies, Inc.	78,462	67
* Willis Lease Finance Corp.	5,249	66
* Pike Electric Corp.	4,700	65
* Waste Services, Inc.	7,997	65
* TurboChef Technologies, Inc.	9,904	65
* Arotech Corp.	23,278	64
Schawk, Inc.	3,900	62
* LECG Corp.	6,536	61
* Mesa Air Group Inc.	25,176	59
*^ The Allied Defense Group, Inc.	9,400	56
* Force Protection, Inc.	26,899	54
* APAC Teleservices, Inc.	62,076	54
* Power-One, Inc.	16,303	52
* PeopleSupport Inc.	5,300	48
* PRG-Schultz International, Inc.	5,268	46
Sypris Solutions, Inc.	10,878	45
The Standard Register Co.	5,673	44
*^ Document Security Systems, Inc.	6,900	41
* UQM Technologies, Inc.	21,104	36
* Sterling Construction Co., Inc.	1,900	35
* Arrowhead Research Corp.	12,128	34
* TRC Cos., Inc.	7,654	33
* Polypore International Inc.	1,500	31
* Perma-Fix Environmental Services, Inc.	17,864	29
* Nashua Corp.	2,612	29
* Paragon Technologies, Inc.	5,170	28
* Innovative Solutions and Support, Inc.	2,568	27
Virco Manufacturing Corp.	5,113	27
Hardinge, Inc.	1,847	25
* First Advantage Corp. Class A	1,155	24
* Quality Distribution Inc.	7,034	22
* LMI Aerospace, Inc.	1,100	21
* Milacron Inc.	7,831	20
* EnerNOC Inc.	1,400	16
Great Lakes Dredge & Dock Co.	2,300	12
Superior Uniform Group, Inc.	1,093	11
* RSC Holdings Inc.	900	10
Twin Disc, Inc.	600	9
* Distributed Energy Systems Corp.	20,780	9
Omega Flex Inc.	600	6
* Modtech Holdings, Inc.	22,383	6
* A.T. Cross Co. Class A	907	6
* Protection One, Inc.	608	6
* Spherix Inc.	4,519	6
* U.S. Home Systems, Inc.	1,157	4
* TRM Corp.	1,200	-
* BMC Industries, Inc.	4,603	-

		1,206,131

Information Technology (15.8%)
Microsoft Corp.	5,701,593	161,811
International Business Machines Corp.	933,158	107,444
* Cisco Systems, Inc.	4,108,319	98,969
* Apple Inc.	592,908	85,082
Intel Corp.	3,959,311	83,858
Hewlett-Packard Co.	1,745,757	79,711
* Google Inc.	159,471	70,242
* Oracle Corp.	2,774,383	54,267
QUALCOMM Inc.	1,108,158	45,434
* Dell Inc.	1,438,436	28,654
Texas Instruments, Inc.	946,980	26,771
Corning, Inc.	1,067,340	25,659
* Yahoo! Inc.	814,672	23,568
* eBay Inc.	733,513	21,888
* EMC Corp.	1,421,340	20,382
Applied Materials, Inc.	933,674	18,216
Automatic Data Processing, Inc.	356,644	15,118
Motorola, Inc.	1,548,067	14,397
Accenture Ltd.	407,397	14,328
* Adobe Systems, Inc.	388,935	13,842
Tyco Electronics Ltd.	337,289	11,576
* MEMC Electronic Materials, Inc.	155,342	11,014
Western Union Co.	509,165	10,830
MasterCard, Inc. Class A	48,423	10,798
* Electronic Arts Inc.	213,646	10,665
* Symantec Corp.	588,146	9,775
* Sun Microsystems, Inc.	621,923	9,658
Xerox Corp.	626,994	9,386
* Juniper Networks, Inc.	335,521	8,388
Paychex, Inc.	228,333	7,823
* Agilent Technologies, Inc.	261,840	7,811
Seagate Technology	361,075	7,561
* NVIDIA Corp.	357,807	7,081
CA, Inc.	279,289	6,284
* Broadcom Corp.	318,880	6,145
Analog Devices, Inc.	205,502	6,067
* Intuit, Inc.	214,219	5,786
Electronic Data Systems Corp.	347,430	5,785
* Cognizant Technology Solutions Corp.	196,729	5,672
* Activision, Inc.	197,580	5,396
* Flextronics International Ltd.	564,453	5,300
* BEA Systems, Inc.	270,565	5,181
* Fiserv, Inc.	106,326	5,113
Fidelity National Information Services, Inc.	131,707	5,023
* VeriSign, Inc.	149,861	4,981
* Autodesk, Inc.	157,478	4,957
* NetApp, Inc.	241,631	4,845
* Computer Sciences Corp.	118,258	4,824
Microchip Technology, Inc.	145,328	4,757
Xilinx, Inc.	199,422	4,736
Linear Technology Corp.	151,693	4,655
KLA-Tencor Corp.	123,739	4,591
* NAVTEQ Corp.	66,784	4,541
Harris Corp.	93,200	4,523
Amphenol Corp.	121,167	4,514
* BMC Software, Inc.	132,568	4,311
Altera Corp.	227,848	4,199
* Western Digital Corp.	148,999	4,029
* Citrix Systems, Inc.	129,103	3,787
* salesforce.com, inc.	63,983	3,703
* Marvell Technology Group Ltd.	339,983	3,699
* McAfee Inc.	108,093	3,577
* SanDisk Corp.	155,789	3,516
* Iron Mountain, Inc.	129,435	3,422
* Avnet, Inc.	102,044	3,340
National Semiconductor Corp.	178,901	3,277
* LAM Research Corp.	84,365	3,224
* Affiliated Computer Services, Inc. Class A	63,908	3,203
* Micron Technology, Inc.	514,829	3,074
* Akamai Technologies, Inc.	106,991	3,013
* NCR Corp.	122,727	2,802
* Arrow Electronics, Inc.	83,129	2,797
* Teradata Corp.	123,127	2,716
Total System Services, Inc.	114,717	2,714
* FLIR Systems, Inc.	87,596	2,636
* Hewitt Associates, Inc.	65,250	2,595
* Cypress Semiconductor Corp.	108,056	2,551
* Alliance Data Systems Corp.	53,294	2,532
* Advanced Micro Devices, Inc.	411,039	2,421
* Mettler-Toledo International Inc.	24,675	2,396
* LSI Corp.	479,815	2,375
* Trimble Navigation Ltd.	82,834	2,368
* Red Hat, Inc.	124,932	2,297
Intersil Corp.	88,776	2,279
* Synopsys, Inc.	98,913	2,246
Global Payments Inc.	53,561	2,215
* DST Systems, Inc.	33,401	2,196
* Lexmark International, Inc.	64,285	1,975
* Cadence Design Systems, Inc.	183,764	1,963
* JDS Uniphase Corp.	145,378	1,947
* Brocade Communications Systems, Inc.	264,850	1,933
* MICROS Systems, Inc.	56,074	1,887
* Itron, Inc.	20,748	1,872
* ANSYS, Inc.	53,181	1,836
* Ciena Corp.	58,201	1,794
* Nuance Communications, Inc.	98,693	1,718
Diebold, Inc.	44,883	1,685
* Ingram Micro, Inc. Class A	106,190	1,681
Broadridge Financial Solutions LLC	95,415	1,679
Molex, Inc. Class A	76,715	1,677
* Novellus Systems, Inc.	79,314	1,670
* Sybase, Inc.	61,458	1,616
*^ Cree, Inc.	57,793	1,616
FactSet Research Systems Inc.	29,991	1,616
* CommScope, Inc.	45,584	1,588
* Tellabs, Inc.	284,246	1,549
* Zebra Technologies Corp. Class A	46,148	1,538
* Novell, Inc.	237,430	1,493
* Equinix, Inc.	22,341	1,485
* Anixter International Inc.	22,985	1,472
* Teradyne, Inc.	118,215	1,468
* ON Semiconductor Corp.	256,579	1,457
* Varian Semiconductor Equipment Associates, Inc.	51,522	1,450
* QLogic Corp.	93,816	1,440
* Compuware Corp.	195,758	1,437
* Polycom, Inc.	62,000	1,397
* SAIC, Inc.	73,731	1,371
Jack Henry & Associates Inc.	54,568	1,346
* Rambus Inc.	57,461	1,339
* Convergys Corp.	88,418	1,332
* Take-Two Interactive Software, Inc.	50,165	1,280
* Parametric Technology Corp.	79,495	1,270
* SINA.com	35,260	1,243
* NeuStar, Inc. Class A	46,837	1,240
* Tech Data Corp.	37,408	1,227
* Dolby Laboratories Inc.	33,686	1,221
Jabil Circuit, Inc.	127,234	1,204
* Integrated Device Technology Inc.	128,761	1,150
* Microsemi Corp.	50,373	1,149
* ValueClick, Inc.	66,530	1,148
* Foundry Networks, Inc.	98,007	1,135
* Metavante Technologies	56,413	1,128
National Instruments Corp.	41,121	1,075
* Silicon Laboratories Inc.	33,904	1,069
* International Rectifier Corp.	49,583	1,066
* Vishay Intertechnology, Inc.	117,405	1,064
* Unisys Corp.	239,192	1,060
* F5 Networks, Inc.	57,532	1,045
* Informatica Corp.	60,062	1,025
* Fairchild Semiconductor International, Inc.	84,629	1,009
* VistaPrint Ltd.	28,610	1,000
* THQ Inc.	44,931	979
* ADC Telecommunications, Inc.	80,477	972
* Atmel Corp.	276,616	963
* Rofin-Sinar Technologies Inc.	21,162	950
* Perot Systems Corp.	62,650	942
* Concur Technologies, Inc.	30,245	939
* CACI International, Inc.	20,610	939
* Emulex Corp.	57,288	930
* TIBCO Software Inc.	130,118	929
* Plexus Corp.	32,065	899
* Benchmark Electronics, Inc.	49,500	889
* Progress Software Corp.	29,161	872
* Solera Holdings, Inc.	35,663	869
* Sohu.com Inc.	19,226	868
* Digital River, Inc.	28,016	868
* Amkor Technology, Inc.	80,420	861
* PMC Sierra Inc.	149,656	853
* Wright Express Corp.	27,488	845
* EchoStar Corp.	28,502	842
* Omniture, Inc.	35,636	827
* Gartner, Inc. Class A	42,744	827
* Atheros Communications, Inc.	39,371	820
* MPS Group, Inc.	69,200	818
* EarthLink, Inc.	107,429	811
Cognex Corp.	36,997	808
* ATMI, Inc.	28,894	804
* Verigy Ltd.	41,479	781
* Skyworks Solutions, Inc.	106,153	773
* InterDigital, Inc.	38,534	763
* j2 Global Communications, Inc.	33,888	756
ADTRAN Inc.	40,648	752
Fair Isaac, Inc.	34,461	742
* Intermec, Inc.	33,414	741
* Checkpoint Systems, Inc.	27,593	741
Blackbaud, Inc.	30,498	740
* Ariba, Inc.	76,637	740
* VeriFone Holdings, Inc.	46,328	735
* SRA International, Inc.	29,370	714
* MKS Instruments, Inc.	33,148	709
* CNET Networks, Inc.	98,497	699
* Avid Technology, Inc.	28,637	697
* Lawson Software, Inc.	92,255	695
* Advent Software, Inc.	16,299	695
* ACI Worldwide, Inc.	34,410	686
* Tessera Technologies, Inc.	32,423	674
* Blue Coat Systems, Inc.	29,910	659
* Semtech Corp.	45,567	653
* Littelfuse, Inc.	18,669	653
* OmniVision Technologies, Inc.	38,484	647
* CyberSource Corp.	44,241	646
*^ Bankrate, Inc.	12,725	635
* Comtech Telecommunications Corp.	16,253	634
Plantronics, Inc.	32,810	634
* CMGI, Inc.	47,643	632
* 3Com Corp.	273,342	626
Acxiom Corp.	51,760	614
*^ Sonus Networks, Inc.	175,925	605
* Blackboard Inc.	18,078	603
Imation Corp.	26,466	602
* Axcelis Technologies, Inc.	106,107	594
Technitrol, Inc.	24,904	576
* Net 1 UEPS Technologies, Inc.	25,137	567
* Websense, Inc.	30,130	565
* FormFactor Inc.	29,457	563
* Quest Software, Inc.	43,027	562
Black Box Corp.	18,198	561
* RealNetworks, Inc.	96,751	554
* Electronics for Imaging, Inc.	36,999	552
* Mentor Graphics Corp.	61,928	547
* Applied Micro Circuits Corp.	75,907	545
* Arris Group Inc.	93,473	544
* Cymer, Inc.	20,868	543
* Cabot Microelectronics Corp.	16,606	534
* Epicor Software Corp.	47,458	532
United Online, Inc.	50,314	531
* Ansoft Corp.	17,235	526
* Insight Enterprises, Inc.	30,032	526
* Euronet Worldwide, Inc.	27,272	525
* Art Technology Group, Inc.	135,197	525
* ManTech International Corp.	11,440	519
* Sanmina-SCI Corp.	315,937	512
* Entegris Inc.	70,795	509
* Advanced Energy Industries, Inc.	38,142	506
* DTS Inc.	20,719	497
* Rogers Corp.	14,864	497
* ScanSource, Inc.	13,569	491
* Brooks Automation, Inc.	49,010	476
* NETGEAR, Inc.	23,864	476
* Actel Corp.	30,953	474
MTS Systems Corp.	14,633	472
* JDA Software Group, Inc.	25,818	471
CTS Corp.	43,917	470
* RF Micro Devices, Inc.	176,571	470
* Avocent Corp.	27,639	467
Molex, Inc.	20,154	467
* Macrovision Corp.	34,441	465
* Adaptec, Inc.	156,673	461
* Harmonic, Inc.	60,479	460
MAXIMUS, Inc.	12,301	452
* DealerTrack Holdings Inc.	21,935	444
* Cirrus Logic, Inc.	65,184	438
* Sycamore Networks, Inc.	119,217	436
* Zoran Corp.	31,584	431
* Electro Scientific Industries, Inc.	26,154	431
* ANADIGICS, Inc.	65,694	431
Cohu, Inc.	26,480	430
* eSPEED, Inc. Class A	36,843	430
* Diodes Inc.	19,491	428
*^ Sigma Designs, Inc.	18,659	423
*^ Echelon Corp.	30,898	417
* BearingPoint, Inc.	246,259	414
* Tekelec	33,005	411
* Brightpoint, Inc.	48,952	409
* CSG Systems International, Inc.	35,829	407
* FARO Technologies, Inc.	13,033	406
* Interwoven Inc.	38,026	406
* Forrester Research, Inc.	15,216	404
* Internet Capital Group Inc.	38,598	404
* Digi International, Inc.	34,732	401
* SPSS, Inc.	10,231	397
* Extreme Networks, Inc.	127,923	397
* DSP Group Inc.	30,952	394
Park Electrochemical Corp.	15,191	393
* FEI Co.	17,812	389
* Cogent Inc.	41,124	388
* Conexant Systems, Inc.	662,051	384
Agilysys, Inc.	32,850	381
* Bottomline Technologies, Inc.	29,889	377
* MicroStrategy Inc.	5,067	375
* Infinera Corp.	30,645	368
* Synaptics Inc.	15,217	363
NIC Inc.	50,871	362
Bel Fuse, Inc. Class B	12,954	361
* EPIQ Systems, Inc.	23,019	357
* L-1 Identity Solutions Inc.	26,426	351
* Wind River Systems Inc.	45,397	351
* TiVo Inc.	39,672	348
AVX Corp.	26,859	344
* Credence Systems Corp.	198,035	337
* Dycom Industries, Inc.	26,739	321
Micrel, Inc.	34,524	320
* Integrated Silicon Solution, Inc.	52,648	319
* Intervoice, Inc.	39,813	317
* Gerber Scientific, Inc.	35,466	315
* Actuate Software Corp.	76,890	315
Syntel, Inc.	11,526	307
* Standard Microsystem Corp.	10,509	307
* Anaren, Inc.	24,150	306
* The Hackett Group Inc.	77,445	303
* EMS Technologies, Inc.	11,081	301
* The Ultimate Software Group, Inc.	9,896	297
* Harris Stratex Networks, Inc. Class A	29,598	297
* SonicWALL, Inc.	36,218	296
* Secure Computing Corp.	45,417	293
* TriQuint Semiconductor, Inc.	57,482	291
^ Quality Systems, Inc.	9,704	290
* Hypercom Corp.	66,306	288
Daktronics, Inc.	15,880	284
* Ciber, Inc.	57,922	284
* Manhattan Associates, Inc.	12,185	279
* Comtech Group Inc.	25,700	277
*^ Palm, Inc.	54,895	274
Integral Systems, Inc.	9,313	272
Heartland Payment Systems, Inc.	11,743	270
* Digimarc Corp.	26,635	266
*^ EMCORE Corp.	45,635	263
* Asyst Technologies, Inc.	72,820	255
* Finisar Corp.	193,021	247
* Ceva, Inc.	32,176	246
* Dot Hill Systems Corp.	81,646	245
* Novatel Wireless, Inc.	25,198	244
* Acacia Research - Acacia Technologies	42,240	243
* Aruba Networks, Inc.	46,400	242
* Mastec Inc.	29,435	242
* Chordiant Software, Inc.	39,910	241
* Advanced Analogic Technologies, Inc.	42,800	241
* Lattice Semiconductor Corp.	83,288	237
* Captaris Inc.	53,135	235
infoUSA Inc.	36,494	223
* Commvault Systems, Inc.	17,900	222
* FalconStor Software, Inc.	29,118	222
* Immersion Corp.	31,063	221
Gevity HR, Inc.	25,430	220
* Borland Software Corp.	108,683	220
* Sapient Corp.	31,513	219
* Sykes Enterprises, Inc.	12,447	219
* ViaSat, Inc.	9,991	217
* Callidus Software Inc.	44,701	215
Methode Electronics, Inc. Class A	18,194	213
* KVH Industries, Inc.	26,863	212
* Interactive Intelligence Inc.	17,982	212
* ESS Technology, Inc.	140,791	211
* Bookham, Inc.	152,886	209
* Autobytel Inc.	95,503	206
*^ Access Intergrated Technologies Inc.	65,466	206
*^ i2 Technologies, Inc.	18,269	206
InfoSpace, Inc.	17,688	205
* Soapstone Networks Inc.	28,191	202
* Quantum Corp.	93,687	200
* Exar Corp.	24,306	200
* KEMET Corp.	49,269	199
* SI International Inc.	10,360	199
* Hittite Microwave Corp.	5,282	198
* Entrust, Inc.	78,924	197
* IXYS Corp.	28,753	196
* Kopin Corp.	72,763	194
^ Imergent, Inc.	16,967	193
* LoJack Corp.	15,192	192
* Eagle Test Systems, Inc.	18,236	191
* Hutchinson Technology, Inc.	12,011	191
* SAVVIS, Inc.	11,647	189
* Move, Inc.	61,512	189
Openwave Systems Inc.	77,283	189
* Internap Network Services Corp.	37,979	188
* MSC Software Corp.	14,500	188
* Newport Corp.	16,557	185
* ActivIdentity Corp.	72,166	183
* Tyler Technologies, Inc.	12,984	182
* Vignette Corp.	13,645	180
* Stratasys, Inc.	10,034	179
* Radiant Systems, Inc.	12,647	177
* The Knot, Inc.	14,900	175
* Taleo Corp. Class A	8,800	171
* Double-Take Software Inc.	14,582	170
* Kulicke & Soffa Industries, Inc.	35,410	169
* Multi-Fineline Electronix, Inc.	8,980	169
* Riverbed Technology, Inc.	11,297	168
* Loral Space and Communications Ltd.	7,036	168
* SiRF Technology Holdings, Inc.	32,944	168
* Liquidity Services, Inc.	20,912	167
* Avanex Corp.	232,549	165
* California Micro Devices Corp.	56,097	165
* ExlService Holdings, Inc.	7,172	165
* Measurement Specialties, Inc.	9,379	164
* Rackable Systems Inc.	17,921	163
* Intevac, Inc.	12,437	161
* Phoenix Technologies Ltd.	10,207	160
* VASCO Data Security International, Inc.	11,679	160
* LTX Corp.	50,701	159
* Cavium Networks, Inc.	9,700	159
* Globecomm Systems, Inc.	18,284	159
* Perficient, Inc.	19,948	158
* Virage Logic Corp.	26,890	155
* Iomega Corp.	43,308	155
* Computer Task Group, Inc.	37,441	154
* Universal Display Corp.	10,762	154
* Lasercard Corp.	18,024	153
* iGATE Corp.	20,828	148
* DDi Corp.	31,386	146
* Synchronoss Technologies, Inc.	7,270	146
* OSI Systems Inc.	6,300	145
*^ American Technology Corp.	65,882	144
* Global Cash Access, Inc.	24,561	144
* Powerwave Technologies, Inc.	55,133	141
* SYNNEX Corp.	6,592	140
* Keynote Systems Inc.	11,808	139
* Ixia	17,492	136
* Cray, Inc.	22,674	135
* Veeco Instruments, Inc.	8,029	134
* Spansion Inc. Class A	48,408	133
*^ Bidz.com, Inc.	15,699	132
* CyberOptics Corp.	12,000	131
Renaissance Learning, Inc.	9,231	129
* Applied Digital Solutions, Inc.	194,704	129
* Photon Dynamics, Inc.	11,954	127
* hi/fn, Inc.	24,822	127
* Catapult Communications Corp.	24,215	125
* Silicon Image, Inc.	24,731	124
* Trident Microsystems, Inc.	23,681	122
* Network Equipment Technologies, Inc.	18,285	120
* Safeguard Scientifics, Inc.	80,067	119
* Photronics, Inc.	12,399	118
* RadiSys Corp.	11,734	118
* PC-Tel, Inc.	17,396	118
* Concurrent Computer Corp.	171,168	118
* TTM Technologies, Inc.	10,359	117
* Startek, Inc.	12,679	117
* Presstek, Inc.	26,525	116
TheStreet.com, Inc.	14,302	116
* Mercury Computer Systems, Inc.	20,153	113
Pegasystems Inc.	11,640	112
TNS Inc.	5,391	111
* Pericom Semiconductor Corp.	7,354	108
* S1 Corp.	15,148	108
*^ UTStarcom, Inc.	37,662	107
* MRV Communications Inc.	78,072	107
* Nu Horizons Electronics Corp.	16,256	102
* Online Resources Corp.	10,489	101
* Netlogic Microsystems Inc.	4,177	101
* Monolithic Power Systems	5,700	100
MoneyGram International, Inc.	53,946	100
* Data Domain, Inc.	4,200	100
* Silicon Storage Technology, Inc.	38,096	100
* Magma Design Automation, Inc.	10,332	99
*^ NVE Corp.	3,949	98
* Airspan Networks Inc.	103,300	97
* Zygo Corp.	7,741	96
* Oplink Communications, Inc.	10,658	95
* Terremark Worldwide, Inc.	17,066	94
* Aware, Inc.	24,948	91
* Excel Technology, Inc.	3,300	89
*^ Convera Corp.	51,702	88
*^ Comverge Inc.	8,400	87
* Lionbridge Technologies, Inc.	25,775	86
* iPass Inc.	28,400	86
* Rudolph Technologies, Inc.	8,740	85
* Website Pros, Inc.	8,564	84
* LookSmart, Ltd.	24,938	82
Marchex, Inc.	7,960	79
* Calamp Corp.	29,196	79
* BigBand Networks Inc.	13,600	78
* Symyx Technologies, Inc.	10,375	78
* Jupitermedia Corp.	36,066	75
* Starent Networks Corp.	5,432	73
* Analysts International Corp.	43,421	73
* Ness Technologies Inc.	7,600	72
* MIPS Technologies, Inc.	18,092	72
* Packeteer, Inc.	14,042	71
* Mindspeed Technologies, Inc.	146,569	70
* Isilon Systems Inc.	14,200	69
* Endwave Corp.	11,401	69
*^ On2 Technologies, Inc.	67,765	69
* Saba Software, Inc.	18,394	69
* Mattson Technology, Inc.	11,305	69
* PLX Technology, Inc.	10,154	68
* Centillium Communications, Inc.	101,466	67
* GSI Group, Inc.	8,560	67
* SeaChange International, Inc.	9,174	64
*^ LoopNet, Inc.	4,950	63
* PC Connection, Inc.	7,935	63
* Nanometrics Inc.	8,655	62
* Leadis Technology Inc.	31,952	62
*^ Nextwave Wireless Inc.	12,200	62
* SourceForge Inc.	30,795	61
* Dynamics Research Corp.	6,059	61
* Supertex, Inc.	2,969	61
* Sonic Solutions, Inc.	6,082	59
* GSE Systems, Inc.	7,184	58
* FSI International, Inc.	43,508	58
* Ditech Networks Inc.	18,700	55
* SupportSoft, Inc.	16,556	55
* Planar Systems, Inc.	13,595	55
*^ Maxwell Technologies, Inc.	5,340	54
* MoSys, Inc.	12,209	53
* TranSwitch Corp.	69,977	52
* Zhone Technologies	51,901	51
* Hughes Communications Inc.	1,000	51
* Ultratech, Inc.	5,205	50
* Smith Micro Software, Inc.	8,157	50
* DivX, Inc.	7,100	50
Keithley Instruments Inc.	5,060	49
QAD Inc.	5,641	47
* Smart Modular Technologies Inc.	7,639	47
Bel Fuse, Inc. Class A	1,477	46
* Rainmaker Systems, Inc.	13,990	45
* OPNET Technologies, Inc.	5,462	44
*^ Orbcomm, Inc.	8,800	44
* RAE Systems, Inc.	22,642	43
* Tumbleweed Communications Corp.	35,460	43
* SRS Labs, Inc.	7,958	42
* Edgewater Technology, Inc.	7,930	42
* SigmaTel Inc.	14,412	42
* Miva Inc.	24,139	42
*^ ParkerVision, Inc.	5,288	41
* Vocus, Inc.	1,500	40
* OpenTV Corp.	32,700	39
* Symmetricom Inc.	11,037	39
* Lantronix, Inc.	41,675	38
* Cherokee International Corp.	20,402	38
* BSQUARE Corp.	9,140	36
* QuickLogic Corp.	11,838	36
* X-Rite Inc.	5,944	35
* NetScout Systems, Inc.	3,796	35
*^ Superconductor Technologies Inc.	7,694	35
* Napster, Inc.	23,310	34
* Moldflow Corp.	1,962	34
* OpNext, Inc.	6,214	34
* AuthentiDate Holding Corp.	76,876	34
* InFocus Corp.	17,912	33
* PDF Solutions, Inc.	5,752	32
* Atari, Inc.	21,839	32
* WebMD Health Corp. Class A	1,300	31
* Switch and Data Inc.	3,000	31
* TechTeam Global, Inc.	3,342	30
* Spectrum Control, Inc.	3,510	30
* NMS Communications Corp.	19,521	29
* Transmeta Corp.	2,145	28
* Merix Corp.	13,354	27
* STEC Inc.	4,317	27
* ComScore Inc.	1,310	26
* Telular Corp.	7,835	26
* Ramtron International Corp.	6,348	26
* Sumtotal Systems Inc.	6,084	25
* Datalink Corp.	6,329	25
* White Electronic Designs Corp.	5,637	25
* PLATO Learning, Inc.	8,094	24
* PAR Technology Corp.	2,900	23
COMARCO, Inc.	6,117	23
* Entertainment Distribution Company Inc.	40,942	21
Cass Information Systems, Inc.	625	20
* Zix Corp.	4,904	19
* Tollgrade Communications, Inc.	3,588	19
* Westell Technologies, Inc.	12,309	18
* Intraware, Inc.	3,975	18
*^ Research Frontiers, Inc.	2,434	17
* Pixelworks, Inc.	20,582	16
* Network Engines, Inc.	10,019	16
* Catalyst Semiconductor, Inc.	2,800	15
* Telecommunication Systems, Inc.	4,768	15
* Mechanical Technology Inc.	27,006	15
* RightNow Technologies Inc.	1,200	14
* SCM Microsystems, Inc.	5,161	13
* Enliven Marketing Technologies Corp.	17,486	13
* Volterra Semiconductor Corp.	1,100	12
* SM&A Corp.	2,694	12
* Selectica, Inc.	8,094	11
* WJ Communications, Inc.	11,418	11
Richardson Electronics, Ltd.	2,516	11
* Rimage Corp.	483	11
* Synplicity, Inc.	1,118	9
* Techwell, Inc.	800	9
* EFJ, Inc.	7,007	8
* Kintera Inc.	13,849	8
* FOCUS Enhancements, Inc.	13,304	7
* eLoyalty Corp.	859	7
* LivePerson, Inc.	2,095	6
* Channell Commercial Corp.	4,460	6
* TransAct Technologies Inc.	1,134	6
* Management Network Group Inc.	2,896	6
* Semitool, Inc.	621	5
* Evolving Systems, Inc.	2,413	5
* I.D. Systems, Inc.	474	4
* LeCroy Corp.	387	3
* Allen Organ Co. Escrow Shares	283	3
* Greenfield Online, Inc.	200	2
Frequency Electronics, Inc.	283	2
* Wave Systems Corp. Class A	2,169	2
* Wireless Telecom Group, Inc.	1,279	2
* Mobility Electronics, Inc.	1,228	2
* Verso Technologies, Inc.	9,618	1
* Technology Solutions Co.	391	1

		1,535,849

Materials (4.1%)
Monsanto Co.	370,002	41,255
E.I. du Pont de Nemours & Co.	608,896	28,472
Freeport-McMoRan Copper & Gold, Inc. Class B	258,815	24,903
Dow Chemical Co.	639,750	23,575
Alcoa Inc.	574,559	20,719
Praxair, Inc.	214,144	18,037
Air Products & Chemicals, Inc.	145,849	13,418
Newmont Mining Corp. (Holding Co.)	293,628	13,301
Nucor Corp.	195,200	13,223
* The Mosaic Co.	104,723	10,745
United States Steel Corp.	80,141	10,167
Weyerhaeuser Co.	141,876	9,228
International Paper Co.	275,376	7,490
PPG Industries, Inc.	110,949	6,714
* Owens-Illinois, Inc.	106,341	6,001
Ecolab, Inc.	125,166	5,436
Sigma-Aldrich Corp.	88,145	5,258
Vulcan Materials Co.	73,415	4,875
Rohm & Haas Co.	86,305	4,667
Allegheny Technologies Inc.	62,535	4,463
AK Steel Holding Corp.	75,482	4,108
Steel Dynamics, Inc.	111,754	3,692
Celanese Corp. Series A	92,255	3,603
CF Industries Holdings, Inc.	34,201	3,544
Eastman Chemical Co.	55,174	3,446
Cleveland-Cliffs Inc.	28,468	3,411
MeadWestvaco Corp.	125,081	3,405
^ Martin Marietta Materials, Inc.	28,487	3,024
Ball Corp.	61,440	2,823
Sealed Air Corp.	110,067	2,779
Reliance Steel & Aluminum Co.	45,902	2,748
* Crown Holdings, Inc.	108,961	2,741
FMC Corp.	48,699	2,702
Lubrizol Corp.	46,522	2,582
Huntsman Corp.	105,193	2,477
* Domtar Corp.	350,117	2,391
* Pactiv Corp.	89,092	2,335
Airgas, Inc.	50,576	2,300
Commercial Metals Co.	76,432	2,291
International Flavors & Fragrances, Inc.	49,759	2,192
* Terra Industries, Inc.	61,161	2,173
Nalco Holding Co.	97,177	2,055
Albemarle Corp.	55,630	2,032
Carpenter Technology Corp.	33,409	1,870
Sonoco Products Co.	64,289	1,841
Ashland, Inc.	38,597	1,826
Bemis Co., Inc.	68,049	1,730
RPM International, Inc.	82,636	1,730
AptarGroup Inc.	43,983	1,712
Cytec Industries, Inc.	31,092	1,674
Packaging Corp. of America	72,315	1,615
* Century Aluminum Co.	22,555	1,494
Hercules, Inc.	74,862	1,369
* Smurfit-Stone Container Corp.	173,945	1,339
Quanex Corp.	25,548	1,322
Compass Minerals International, Inc.	21,949	1,295
Valspar Corp.	65,122	1,292
Cabot Corp.	44,200	1,238
Chemtura Corp.	166,520	1,222
* Coeur d'Alene Mines Corp.	292,693	1,182
* OM Group, Inc.	20,748	1,132
* W.R. Grace & Co.	48,532	1,108
Greif Inc. Class A	16,116	1,095
Eagle Materials, Inc.	30,180	1,073
Schnitzer Steel Industries, Inc. Class A	14,579	1,035
Olin Corp.	50,977	1,007
Scotts Miracle-Gro Co.	30,944	1,003
Texas Industries, Inc.	16,053	965
Temple-Inland Inc.	73,095	930
* Hecla Mining Co.	82,877	925
Sensient Technologies Corp.	30,736	906
H.B. Fuller Co.	41,212	841
* Rockwood Holdings, Inc.	25,504	836
Silgan Holdings, Inc.	16,728	830
Titanium Metals Corp.	54,962	827
Minerals Technologies, Inc.	13,135	825
Arch Chemicals, Inc.	20,665	770
Worthington Industries, Inc.	44,700	754
NewMarket Corp.	9,500	717
* RTI International Metals, Inc.	15,849	717
Rock-Tenn Co.	23,494	704
Kaiser Aluminum Corp.	10,037	696
AMCOL International Corp.	22,231	694
Louisiana-Pacific Corp.	70,946	651
A.M. Castle & Co.	20,266	547
*^ Calgon Carbon Corp.	36,115	544
Royal Gold, Inc.	17,773	536
*^ AbitibiBowater, Inc.	41,347	534
Balchem Corp.	20,977	481
*^ Zoltek Cos., Inc.	17,675	469
*^ Apex Silver Mines Ltd.	36,432	442
American Vanguard Corp.	26,135	435
* Buckeye Technology, Inc.	36,898	412
Innospec, Inc.	19,088	405
* Brush Engineered Materials Inc.	15,533	399
Glatfelter	23,363	353
Ferro Corp.	23,361	347
Olympic Steel, Inc.	7,580	342
*^ Esmark, Inc.	26,396	298
* Headwaters Inc.	22,554	297
Koppers Holdings, Inc.	6,700	297
Neenah Paper Inc.	11,401	294
Schweitzer-Mauduit International, Inc.	12,376	286
Deltic Timber Corp.	5,100	284
* Stillwater Mining Co.	18,305	283
Quaker Chemical Corp.	8,828	276
*^ Altair Nanotechnology Inc.	102,825	272
* Haynes International, Inc.	4,643	255
* Graphic Packaging Holding Co.	82,445	241
NL Industries, Inc.	20,466	223
Myers Industries, Inc.	16,557	217
A. Schulman Inc.	10,564	217
Zep, Inc.	12,921	210
Spartech Corp.	23,395	198
Stepan Co.	5,080	194
* Mercer International Inc.	27,283	190
* PolyOne Corp.	29,243	186
Georgia Gulf Corp.	26,489	184
* U.S. Concrete, Inc.	42,569	162
U.S. Energy Corp.	47,437	159
* General Moly, Inc.	18,900	151
* Nonophase Technologies Corp.	45,851	149
Wausau Paper Corp.	17,902	148
* Flotek Industries, Inc.	9,700	142
Penford Corp.	5,907	128
* GenTek, Inc.	4,045	122
* Landec Corp.	13,238	112
Westlake Chemical Corp.	7,619	99
* Omnova Solutions Inc.	23,876	95
Hawkins, Inc.	5,949	90
Sims Group Ltd. ADR	3,247	89
* Material Sciences Corp.	11,512	89
Chesapeake Corp. of Virginia	18,046	87
* LSB Industries, Inc.	5,000	74
Tronox Inc. Class B	18,620	73
* AEP Industries, Inc.	1,855	56
* Caraustar Industries, Inc.	29,851	40
* Constar International Inc.	14,475	38
* Maxxam Inc.	1,178	38
* ADA-ES Inc.	3,100	26

		396,908

Telecommunication Services (3.1%)
AT&T Inc.	4,106,836	157,292
Verizon Communications Inc.	1,957,227	71,341
Sprint Nextel Corp.	1,877,224	12,559
* American Tower Corp. Class A	274,547	10,765
* Crown Castle International Corp.	183,470	6,328
Qwest Communications International Inc.	1,041,517	4,718
Embarq Corp.	103,491	4,150
Windstream Corp.	323,723	3,868
* NII Holdings Inc.	117,422	3,732
Telephone & Data Systems, Inc.	64,342	2,527
CenturyTel, Inc.	71,019	2,361
Citizens Communications Co.	222,006	2,329
*^ Level 3 Communications, Inc.	1,042,057	2,209
* Metropcs Communications Inc.	118,318	2,011
* SBA Communications Corp.	64,302	1,918
* Leap Wireless International, Inc.	37,390	1,742
* Time Warner Telecom Inc.	84,577	1,310
* Cincinnati Bell Inc.	172,217	734
* U.S. Cellular Corp.	11,217	617
* Centennial Communications Corp. Class A	88,325	522
* Cogent Communications Group, Inc.	28,341	519
* Premiere Global Services, Inc.	31,206	447
Alaska Communications Systems Holdings, Inc.	36,457	446
Atlantic Tele-Network, Inc.	11,400	386
* Syniverse Holdings Inc.	22,881	381
* Covad Communications Group, Inc.	366,183	355
* Cbeyond Inc.	17,185	323
* Rural Cellular Corp. Class A	7,018	310
Consolidated Communications Holdings, Inc.	20,136	305
Telephone & Data Systems, Inc. - Special Common Shares	7,633	285
iPCS, Inc.	11,508	269
NTELOS Holdings Corp.	10,890	264
* Global Crossing Ltd.	15,376	233
*^ Vonage Holdings Corp.	121,632	225
Iowa Telecommunications Services Inc.	10,736	190
FairPoint Communications, Inc.	20,710	187
* Kratos Defense & Security Inc.	92,428	168
D&E Communications, Inc.	18,641	166
Arbinet Holdings, Inc.	39,459	165
* TerreStar Corp.	29,508	144
* Fibertower Corp.	79,795	140
Hickory Tech Corp.	16,963	139
* General Communication, Inc.	22,568	139
* iBasis, Inc.	31,132	128
USA Mobility, Inc.	16,610	119
SureWest Communications	7,622	118
Shenandoah Telecommunications Co.	7,830	116
IDT Corp. Class B	29,903	116
* LCC International, Inc. Class A	62,745	99
*^ Clearwire Corp.	6,500	96
* PAETEC Holding Corp.	5,817	39
* 8X8 Inc.	10,143	10
IDT Corp.	1,658	6
* Metro One Telecommunications, Inc.	975	1

		300,067

Utilities (3.8%)
Exelon Corp.	446,972	36,325
Southern Co.	514,580	18,324
FPL Group, Inc.	262,176	16,449
Dominion Resources, Inc.	394,647	16,117
Duke Energy Corp.	854,536	15,253
Entergy Corp.	131,747	14,371
FirstEnergy Corp.	206,589	14,176
Public Service Enterprise Group, Inc.	344,764	13,856
PPL Corp.	252,403	11,590
American Electric Power Co., Inc.	271,184	11,289
Constellation Energy Group, Inc.	122,550	10,817
Edison International	209,956	10,292
PG&E Corp.	243,647	8,971
Sempra Energy	168,139	8,958
* AES Corp.	453,604	7,562
Consolidated Edison Inc.	183,916	7,301
Progress Energy, Inc.	166,738	6,953
Questar Corp.	117,048	6,620
* Mirant Corp.	173,559	6,316
Ameren Corp.	140,916	6,206
* NRG Energy, Inc.	153,697	5,993
Allegheny Energy, Inc.	112,784	5,696
Xcel Energy, Inc.	284,605	5,678
* Reliant Energy, Inc.	233,669	5,526
Equitable Resources, Inc.	78,523	4,625
DTE Energy Co.	110,936	4,314
Wisconsin Energy Corp.	79,283	3,488
Pepco Holdings, Inc.	131,466	3,250
NiSource, Inc.	185,636	3,200
ONEOK, Inc.	67,064	2,993
CenterPoint Energy Inc.	206,937	2,953
Energen Corp.	46,180	2,877
SCANA Corp.	75,600	2,765
MDU Resources Group, Inc.	111,756	2,744
* Dynegy, Inc.	340,906	2,690
Alliant Energy Corp.	75,110	2,630
Energy East Corp.	107,845	2,601
Northeast Utilities	105,525	2,590
National Fuel Gas Co.	53,894	2,544
Integrys Energy Group, Inc.	51,732	2,413
Pinnacle West Capital Corp.	68,046	2,387
TECO Energy, Inc.	142,801	2,278
NSTAR	72,449	2,205
Puget Energy, Inc.	80,045	2,071
CMS Energy Corp.	152,636	2,067
Sierra Pacific Resources	158,771	2,005
DPL Inc.	76,984	1,974
OGE Energy Corp.	62,195	1,939
UGI Corp. Holding Co.	72,353	1,803
AGL Resources Inc.	51,825	1,779
ITC Holdings Corp.	32,978	1,717
Aqua America, Inc.	90,401	1,698
Southern Union Co.	69,442	1,616
Atmos Energy Corp.	61,496	1,568
Westar Energy, Inc.	68,199	1,553
Great Plains Energy, Inc.	58,637	1,445
Vectren Corp.	51,840	1,391
Hawaiian Electric Industries Inc.	56,560	1,350
Piedmont Natural Gas, Inc.	50,534	1,327
WGL Holdings Inc.	33,709	1,081
Nicor Inc.	30,944	1,037
IDACORP, Inc.	30,649	984
Portland General Electric Co.	42,593	960
Black Hills Corp.	25,927	928
Cleco Corp.	41,137	912
New Jersey Resources Corp.	28,665	890
* Aquila, Inc.	258,659	830
Southwest Gas Corp.	29,307	819
Northwest Natural Gas Co.	18,096	786
* El Paso Electric Co.	33,859	724
Avista Corp.	36,706	718
South Jersey Industries, Inc.	20,434	717
ALLETE, Inc.	18,140	701
Otter Tail Corp.	19,694	697
PNM Resources Inc.	51,877	647
NorthWestern Corp.	25,725	627
American States Water Co.	16,227	584
Empire District Electric Co.	25,609	519
UniSource Energy Corp.	23,250	518
The Laclede Group, Inc.	13,252	472
California Water Service Group	11,753	448
Ormat Technologies Inc.	10,067	433
CH Energy Group, Inc.	10,446	406
SJW Corp.	12,003	343
Central Vermont Public Service Corp.	14,125	338
UIL Holdings Corp.	9,737	293
MGE Energy, Inc.	8,539	291
Southwest Water Co.	23,006	255
Connecticut Water Services, Inc.	10,629	252
Chesapeake Utilities Corp.	7,146	212
EnergySouth, Inc.	3,574	187
^ Consolidated Water Co., Ltd.	7,656	169
* Cadiz Inc.	8,304	128
Middlesex Water Co.	6,152	112
* Maine & Maritimes Corp.	3,424	95
* Ocean Power Technologies, Inc.	7,600	93
Unitil Corp.	1,088	29
* Renegy Holdings, Inc.	3,511	15

		373,739

Other (0.0%)
1 Miscellaneous Securities		2,794

Total Common Stocks
(Cost $9,682,817)		9,676,020

Temporary Cash Investments (1.4%)

Money Market Fund (1.4%)
2 Vanguard Market Liquidity Fund, 2.800%	137,232,318	137,232
	Face
	Amount
	($000)

U.S. Agency Obligation (0.0%)
3 Federal National Mortgage Assn.
4 4.194%, 4/2/08	3,000	3,000

Total Temporary Cash Investments
(Cost $140,232)		140,232

Total Investments (101.0%)
(Cost $9,823,049)		9,816,252

Other Assets and Liabilities-Net (-1.0%)		(97,935)

Net Assets (100%)		9,718,317

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as "miscellaneous securities" provided that they have been held for less than one year and not previously reported by name.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4	Securities with a value of $3,000,000 have been segregated as initial margin for open futures contracts. ADR - American Depositary Receipt. REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At March 31, 2008 the cost of investment securities for tax purposes was $9,823,049,000. Net unrealized depreciation of investment securities for tax purposes was $6,797,000, consisting of unrealized gains of $1,075,355,000 on securities that had risen in value since their purchase and $1,082,152,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At March 31, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	79	26,149	10
Russell 2000 Index	10	3,450	85
S&P MidCap 400 Index	2	782	16

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	9,813,252	111

Level 2- Other Significant Observable Inputs	3,000

Level 3- Significant Unobservable Inputs	-

Total	9,816,252	111

Vanguard Institutional Total Bond Market Index
Schedule of Investments
March 31, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (68.9%)

U.S. Government Securities (21.6%)
U.S. Treasury Bond	3.625%	5/15/2013	850	898
U.S. Treasury Bond	12.000%	8/15/2013	2,500	2,597
U.S. Treasury Bond	13.250%	5/15/2014	750	845
U.S. Treasury Bond	4.000%	2/15/2015	44,150	47,489
U.S. Treasury Bond	10.625%	8/15/2015	360	541
U.S. Treasury Bond	9.875%	11/15/2015	19,250	28,150
U.S. Treasury Bond	9.250%	2/15/2016	75	107
U.S. Treasury Bond	7.250%	5/15/2016	100	129
U.S. Treasury Bond	7.500%	11/15/2016	3,950	5,161
U.S. Treasury Bond	8.750%	5/15/2017	25,000	35,235
U.S. Treasury Bond	8.875%	8/15/2017	70,105	99,856
U.S. Treasury Bond	9.125%	5/15/2018	100	146
U.S. Treasury Bond	9.000%	11/15/2018	25	37
U.S. Treasury Bond	8.875%	2/15/2019	11,025	16,026
U.S. Treasury Bond	8.125%	8/15/2019	80	111
U.S. Treasury Bond	8.750%	5/15/2020	2,315	3,390
U.S. Treasury Bond	8.750%	8/15/2020	61,025	89,621
U.S. Treasury Bond	7.875%	2/15/2021	20,880	28,951
U.S. Treasury Bond	8.125%	5/15/2021	110	156
U.S. Treasury Bond	8.125%	8/15/2021	28,950	41,114
U.S. Treasury Bond	8.000%	11/15/2021	1,430	2,016
U.S. Treasury Bond	7.250%	8/15/2022	7,500	10,023
U.S. Treasury Bond	7.625%	11/15/2022	220	304
U.S. Treasury Bond	6.250%	8/15/2023	3,975	4,895
U.S. Treasury Bond	6.875%	8/15/2025	3,975	5,242
U.S. Treasury Bond	6.000%	2/15/2026	15,000	18,164
U.S. Treasury Bond	6.750%	8/15/2026	35,895	47,073
U.S. Treasury Bond	6.500%	11/15/2026	50	64
U.S. Treasury Bond	6.625%	2/15/2027	35,405	46,054
U.S. Treasury Bond	6.375%	8/15/2027	275	350
U.S. Treasury Bond	5.500%	8/15/2028	75	87
U.S. Treasury Bond	5.250%	11/15/2028	100	112
U.S. Treasury Bond	5.250%	2/15/2029	675	761
U.S. Treasury Bond	6.125%	8/15/2029	2,710	3,393
U.S. Treasury Bond	6.250%	5/15/2030	130	166
U.S. Treasury Bond	5.375%	2/15/2031	8,140	9,409
U.S. Treasury Bond	4.500%	2/15/2036	32,400	33,453
U.S. Treasury Bond	4.750%	2/15/2037	3,800	4,084
U.S. Treasury Note	3.125%	9/15/2008	425	428
U.S. Treasury Note	3.125%	10/15/2008	440	444
U.S. Treasury Note	3.375%	11/15/2008	525	531
U.S. Treasury Note	4.750%	11/15/2008	775	791
U.S. Treasury Note	3.250%	1/15/2009	375	380
U.S. Treasury Note	4.875%	1/31/2009	4,620	4,745
U.S. Treasury Note	4.500%	2/15/2009	3,570	3,659
U.S. Treasury Note	4.750%	2/28/2009	700	720
U.S. Treasury Note	2.625%	3/15/2009	4,800	4,850
U.S. Treasury Note	4.500%	3/31/2009	11,175	11,500
U.S. Treasury Note	3.125%	4/15/2009	625	635
U.S. Treasury Note	4.500%	4/30/2009	24,250	25,012
U.S. Treasury Note	4.875%	5/15/2009	17,825	18,477
U.S. Treasury Note	4.875%	5/31/2009	12,950	13,440
U.S. Treasury Note	4.000%	6/15/2009	2,575	2,650
U.S. Treasury Note	4.875%	6/30/2009	18,875	19,636
U.S. Treasury Note	4.625%	7/31/2009	27,675	28,791
U.S. Treasury Note	4.875%	8/15/2009	21,625	22,598
U.S. Treasury Note	6.000%	8/15/2009	3,775	4,004
U.S. Treasury Note	4.000%	8/31/2009	8,925	9,233
U.S. Treasury Note	3.375%	9/15/2009	5,425	5,567
U.S. Treasury Note	4.000%	9/30/2009	81,000	83,949
U.S. Treasury Note	3.625%	10/31/2009	9,600	9,903
U.S. Treasury Note	4.625%	11/15/2009	5,375	5,638
U.S. Treasury Note	3.125%	11/30/2009	139,650	143,098
U.S. Treasury Note	3.500%	12/15/2009	3,675	3,794
U.S. Treasury Note	3.250%	12/31/2009	6,100	6,272
U.S. Treasury Note	3.500%	2/15/2010	950	984
U.S. Treasury Note	6.500%	2/15/2010	15,070	16,419
U.S. Treasury Note	4.000%	3/15/2010	12,675	13,265
U.S. Treasury Note	4.000%	4/15/2010	1,000	1,048
U.S. Treasury Note	3.875%	5/15/2010	375	393
U.S. Treasury Note	4.125%	8/15/2010	155	164
U.S. Treasury Note	5.750%	8/15/2010	12,675	13,895
U.S. Treasury Note	4.500%	11/15/2010	320	343
U.S. Treasury Note	4.750%	3/31/2011	1,175	1,277
U.S. Treasury Note	4.875%	7/31/2011	58,450	64,003
U.S. Treasury Note	4.625%	8/31/2011	975	1,060
U.S. Treasury Note	4.500%	9/30/2011	62,140	67,412
U.S. Treasury Note	4.625%	10/31/2011	32,925	35,883
U.S. Treasury Note	4.500%	11/30/2011	17,475	18,985
U.S. Treasury Note	4.625%	12/31/2011	175	191
U.S. Treasury Note	4.625%	2/29/2012	19,810	21,627
U.S. Treasury Note	4.500%	3/31/2012	350	380
U.S. Treasury Note	4.500%	4/30/2012	13,525	14,706
U.S. Treasury Note	4.750%	5/31/2012	13,900	15,255
U.S. Treasury Note	4.875%	6/30/2012	8,575	9,457
U.S. Treasury Note	4.625%	7/31/2012	76,450	83,641
U.S. Treasury Note	4.125%	8/31/2012	29,760	31,941
U.S. Treasury Note	4.250%	9/30/2012	1,375	1,487
U.S. Treasury Note	3.375%	11/30/2012	24,200	25,232
U.S. Treasury Note	3.875%	2/15/2013	8,055	8,601
U.S. Treasury Note	2.750%	2/28/2013	16,800	17,042
U.S. Treasury Note	4.250%	8/15/2013	19,950	21,727
U.S. Treasury Note	4.750%	5/15/2014	11,125	12,491
U.S. Treasury Note	4.250%	8/15/2014	18,475	20,196
U.S. Treasury Note	4.250%	11/15/2014	25,850	28,265
U.S. Treasury Note	4.125%	5/15/2015	2,300	2,487
U.S. Treasury Note	4.500%	11/15/2015	42,175	46,603
U.S. Treasury Note	4.500%	2/15/2016	5,200	5,724
U.S. Treasury Note	5.125%	5/15/2016	5,125	5,837
U.S. Treasury Note	4.875%	8/15/2016	75	84

				1,625,060

Agency Bonds and Notes (8.4%)
Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/2015	800	838
1 Federal Farm Credit Bank	4.125%	4/15/2009	1,350	1,377
1 Federal Farm Credit Bank	5.250%	8/3/2009	3,725	3,873
1 Federal Farm Credit Bank	5.250%	9/13/2010	825	879
1 Federal Farm Credit Bank	3.750%	12/6/2010	725	748
1 Federal Farm Credit Bank	5.375%	7/18/2011	2,550	2,749
1 Federal Farm Credit Bank	4.500%	10/17/2012	3,000	3,163
1 Federal Farm Credit Bank	4.875%	12/16/2015	800	843
1 Federal Farm Credit Bank	5.125%	8/25/2016	2,225	2,384
1 Federal Farm Credit Bank	4.875%	1/17/2017	1,150	1,210
1 Federal Home Loan Bank	4.750%	4/24/2009	25,000	25,671
1 Federal Home Loan Bank	5.375%	7/17/2009	1,450	1,509
1 Federal Home Loan Bank	5.250%	8/5/2009	625	650
1 Federal Home Loan Bank	5.250%	9/11/2009	4,300	4,482
1 Federal Home Loan Bank	5.000%	9/18/2009	7,500	7,806
1 Federal Home Loan Bank	4.500%	10/9/2009	5,000	5,173
1 Federal Home Loan Bank	6.500%	11/13/2009	1,300	1,387
1 Federal Home Loan Bank	5.000%	12/11/2009	2,825	2,952
1 Federal Home Loan Bank	3.750%	1/8/2010	200	205
1 Federal Home Loan Bank	3.875%	1/15/2010	11,700	12,039
1 Federal Home Loan Bank	2.750%	3/12/2010	1,950	1,966
1 Federal Home Loan Bank	4.375%	3/17/2010	3,000	3,123
1 Federal Home Loan Bank	4.875%	5/14/2010	775	816
1 Federal Home Loan Bank	7.625%	5/14/2010	6,125	6,786
1 Federal Home Loan Bank	4.750%	12/10/2010	775	819
1 Federal Home Loan Bank	3.625%	12/17/2010	1,550	1,597
1 Federal Home Loan Bank	2.625%	3/11/2011	10,000	9,972
1 Federal Home Loan Bank	5.375%	8/19/2011	5,300	5,742
1 Federal Home Loan Bank	4.875%	11/18/2011	10,100	10,796
1 Federal Home Loan Bank	4.625%	10/10/2012	12,700	13,488
1 Federal Home Loan Bank	3.375%	2/27/2013	750	755
1 Federal Home Loan Bank	5.375%	6/14/2013	1,000	1,093
1 Federal Home Loan Bank	5.125%	8/14/2013	9,775	10,624
1 Federal Home Loan Bank	4.500%	9/16/2013	7,100	7,449
1 Federal Home Loan Bank	5.500%	8/13/2014	6,625	7,342
1 Federal Home Loan Bank	5.375%	5/18/2016	8,575	9,418
1 Federal Home Loan Bank	5.625%	6/13/2016	350	373
1 Federal Home Loan Bank	4.750%	12/16/2016	3,500	3,692
1 Federal Home Loan Bank	4.875%	5/17/2017	650	691
1 Federal Home Loan Bank	5.250%	12/11/2020	2,025	2,171
1 Federal Home Loan Bank	5.500%	7/15/2036	3,000	3,276
1 Federal Home Loan Mortgage Corp.	5.250%	5/21/2009	18,600	19,234
1 Federal Home Loan Mortgage Corp.	5.000%	6/11/2009	20,175	20,843
1 Federal Home Loan Mortgage Corp.	6.625%	9/15/2009	2,875	3,058
1 Federal Home Loan Mortgage Corp.	7.000%	3/15/2010	4,500	4,906
1 Federal Home Loan Mortgage Corp.	2.875%	4/30/2010	3,000	3,035
1 Federal Home Loan Mortgage Corp.	4.125%	7/12/2010	23,214	24,106
1 Federal Home Loan Mortgage Corp.	6.875%	9/15/2010	2,691	2,972
1 Federal Home Loan Mortgage Corp.	4.750%	1/18/2011	3,350	3,546
1 Federal Home Loan Mortgage Corp.	3.250%	2/25/2011	2,500	2,543
1 Federal Home Loan Mortgage Corp.	6.000%	6/15/2011	9,700	10,641
1 Federal Home Loan Mortgage Corp.	5.250%	7/18/2011	13,000	13,978
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/2012	13,000	14,294
1 Federal Home Loan Mortgage Corp.	5.500%	8/20/2012	5,000	5,483
1 Federal Home Loan Mortgage Corp.	4.625%	10/25/2012	3,475	3,689
1 Federal Home Loan Mortgage Corp.	4.125%	12/21/2012	2,450	2,546
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2013	1,975	2,084
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/2013	1,325	1,395
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/2013	10,350	11,041
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/2014	10,650	11,480
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/2015	7,500	7,855
1 Federal Home Loan Mortgage Corp.	4.750%	1/19/2016	9,000	9,474
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/2016	8,000	8,672
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/2016	2,000	2,157
1 Federal Home Loan Mortgage Corp.	5.000%	4/18/2017	5,000	5,338
1 Federal Home Loan Mortgage Corp.	5.500%	8/23/2017	5,000	5,525
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/2018	3,159	3,072
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/2029	1,000	1,242
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/2031	9,989	12,526
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/2032	227	271
1 Federal National Mortgage Assn.	4.875%	4/15/2009	18,750	19,258
1 Federal National Mortgage Assn.	6.375%	6/15/2009	3,775	3,965
1 Federal National Mortgage Assn.	5.125%	7/13/2009	3,000	3,111
1 Federal National Mortgage Assn.	6.625%	9/15/2009	9,015	9,590
1 Federal National Mortgage Assn.	7.250%	1/15/2010	5,105	5,549
1 Federal National Mortgage Assn.	3.250%	2/10/2010	2,950	3,002
1 Federal National Mortgage Assn.	3.875%	2/15/2010	10,800	11,125
1 Federal National Mortgage Assn.	4.750%	3/12/2010	19,200	20,101
1 Federal National Mortgage Assn.	4.125%	5/15/2010	1,000	1,038
1 Federal National Mortgage Assn.	4.250%	8/15/2010	8,000	8,342
1 Federal National Mortgage Assn.	6.625%	11/15/2010	900	994
1 Federal National Mortgage Assn.	4.750%	12/15/2010	1,075	1,139
1 Federal National Mortgage Assn.	6.250%	2/1/2011	400	435
1 Federal National Mortgage Assn.	5.125%	4/15/2011	3,175	3,386
1 Federal National Mortgage Assn.	6.000%	5/15/2011	5,000	5,473
1 Federal National Mortgage Assn.	5.000%	10/15/2011	1,850	1,980
1 Federal National Mortgage Assn.	4.875%	5/18/2012	2,000	2,140
1 Federal National Mortgage Assn.	4.375%	9/15/2012	1,050	1,105
1 Federal National Mortgage Assn.	3.625%	2/12/2013	3,000	3,050
1 Federal National Mortgage Assn.	4.750%	2/21/2013	500	532
1 Federal National Mortgage Assn.	4.375%	3/15/2013	1,450	1,522
1 Federal National Mortgage Assn.	4.625%	5/1/2013	2,875	2,950
1 Federal National Mortgage Assn.	4.625%	10/15/2013	10,650	11,285
1 Federal National Mortgage Assn.	5.125%	1/2/2014	550	573
1 Federal National Mortgage Assn.	4.125%	4/15/2014	7,500	7,735
1 Federal National Mortgage Assn.	4.625%	10/15/2014	15,000	15,841
1 Federal National Mortgage Assn.	5.000%	4/15/2015	2,000	2,159
1 Federal National Mortgage Assn.	4.375%	10/15/2015	10,000	10,342
1 Federal National Mortgage Assn.	5.375%	7/15/2016	5,000	5,485
1 Federal National Mortgage Assn.	5.250%	9/15/2016	9,725	10,562
1 Federal National Mortgage Assn.	4.875%	12/15/2016	4,700	4,990
1 Federal National Mortgage Assn.	5.000%	2/13/2017	14,700	15,699
1 Federal National Mortgage Assn.	7.125%	1/15/2030	2,100	2,726
1 Federal National Mortgage Assn.	7.250%	5/15/2030	10,900	14,343
1 Federal National Mortgage Assn.	5.625%	7/15/2037	800	885
Private Export Funding Corp.	7.200%	1/15/2010	2,375	2,578
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/2023	450	499
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/2023	350	389
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/2024	225	250
1 Tennessee Valley Auth.	5.625%	1/18/2011	4,000	4,316
1 Tennessee Valley Auth.	5.500%	7/18/2017	3,700	4,079
1 Tennessee Valley Auth.	4.500%	4/1/2018	775	790
1 Tennessee Valley Auth.	7.125%	5/1/2030	3,375	4,340
1 Tennessee Valley Auth.	4.650%	6/15/2035	850	809
1 Tennessee Valley Auth.	4.875%	1/15/2048	300	293
1 Tennessee Valley Auth.	5.375%	4/1/2056	1,575	1,705

				631,393

Mortgage-Backed Securities (38.9%)
Conventional Mortgage-Backed Securities (35.5%)
1,2 Federal Home Loan Mortgage Corp.	4.000%	7/1/2008-12/1/2020	19,988	19,718
1,2 Federal Home Loan Mortgage Corp.	4.500%	5/1/2008-10/1/2035	90,954	90,133
1,2 Federal Home Loan Mortgage Corp.	5.000%	7/1/2009-4/1/2038	226,530	211,180
1,2 Federal Home Loan Mortgage Corp.	5.500%	6/1/2009-1/1/2038	334,623	313,666
1,2 Federal Home Loan Mortgage Corp.	6.000%	4/1/2013-1/1/2038	242,717	249,235
1,2 Federal Home Loan Mortgage Corp.	6.500%	1/1/2013-12/1/2037	64,132	66,708
1,2 Federal Home Loan Mortgage Corp.	7.000%	2/1/2011-9/1/2036	15,868	16,712
1,2 Federal Home Loan Mortgage Corp.	7.500%	10/1/2012-2/1/2032	481	512
1,2 Federal Home Loan Mortgage Corp.	8.000%	6/1/2012-11/1/2031	303	327
1,2 Federal Home Loan Mortgage Corp.	8.500%	6/1/2025-5/1/2030	161	177
1,2 Federal Home Loan Mortgage Corp.	9.000%	2/1/2025-9/1/2030	10	11
1,2 Federal Home Loan Mortgage Corp.	9.500%	2/1/2025	0	0
1,2 Federal National Mortgage Assn.	4.000%	9/1/2010-6/1/2019	17,117	16,911
1,2 Federal National Mortgage Assn.	4.500%	6/1/2010-9/1/2035	104,987	103,730
1,2 Federal National Mortgage Assn.	5.000%	9/1/2009-3/1/2038	364,349	363,364
1,2 Federal National Mortgage Assn.	5.500%	5/1/2009-4/1/2038	461,554	467,333
1,2 Federal National Mortgage Assn.	6.000%	11/1/2008-4/1/2038	324,994	324,274
1,2 Federal National Mortgage Assn.	6.500%	1/1/2012-12/1/2037	110,576	114,686
1,2 Federal National Mortgage Assn.	7.000%	7/1/2014-1/1/2038	35,807	37,626
1,2 Federal National Mortgage Assn.	7.500%	11/1/2011-10/1/2031	1,090	1,163
1,2 Federal National Mortgage Assn.	8.000%	12/1/2029-6/1/2031	151	163
1,2 Federal National Mortgage Assn.	8.500%	4/1/2030-4/1/2031	61	66
1,2 Federal National Mortgage Assn.	9.000%	8/1/2030	3	3
1,2 Federal National Mortgage Assn.	9.500%	11/1/2025	6	7
2 Government National Mortgage Assn.	4.000%	9/15/2018	123	121
2 Government National Mortgage Assn.	4.500%	8/15/2018-1/15/2036	5,465	5,373
2 Government National Mortgage Assn.	5.000%	2/15/2018-3/20/2038	45,581	45,580
2 Government National Mortgage Assn.	5.500%	2/15/2017-3/20/2038	88,795	90,513
2 Government National Mortgage Assn.	6.000%	9/15/2013-1/20/2038	83,738	86,318
2 Government National Mortgage Assn.	6.500%	5/15/2013-11/20/2037	39,427	40,947
2 Government National Mortgage Assn.	7.000%	10/15/2010-9/15/2036	5,806	6,127
2 Government National Mortgage Assn.	7.500%	5/15/2023-10/15/2031	398	428
2 Government National Mortgage Assn.	8.000%	7/15/2025-11/15/2030	385	416
2 Government National Mortgage Assn.	8.500%	12/15/2024-7/15/2030	19	20
2 Government National Mortgage Assn.	9.000%	5/15/2025-8/15/2030	12	13
2 Government National Mortgage Assn.	9.500%	11/15/2017	11	12
Nonconventional Mortgage-Backed Securities (3.5%)
1,2 Federal Home Loan Mortgage Corp.	5.616%	4/1/2037	2,489	2,536
1,2 Federal Home Loan Mortgage Corp.	5.697%	12/1/2036	3,615	3,678
1,2 Federal Home Loan Mortgage Corp.	4.794%	7/1/2035	4,197	4,231
1,2 Federal Home Loan Mortgage Corp.	5.424%	3/1/2037	1,695	1,713
1,2 Federal Home Loan Mortgage Corp.	4.654%	7/1/2035	1,059	1,054
1,2 Federal Home Loan Mortgage Corp.	4.828%	3/1/2036	1,478	1,489
1,2 Federal Home Loan Mortgage Corp.	4.290%	4/1/2036	4,847	4,831
1,2 Federal Home Loan Mortgage Corp.	4.655%	12/1/2035	3,101	3,119
1,2 Federal Home Loan Mortgage Corp.	4.582%	9/1/2034	693	699
1,2 Federal Home Loan Mortgage Corp.	5.704%	3/1/2037	4,786	4,873
1,2 Federal Home Loan Mortgage Corp.	4.609%	4/1/2035	2,734	2,754
1,2 Federal Home Loan Mortgage Corp.	5.262%	3/1/2036	2,887	2,940
1,2 Federal Home Loan Mortgage Corp.	5.455%	1/1/2037	1,638	1,660
1,2 Federal Home Loan Mortgage Corp.	5.832%	6/1/2037	1,209	1,238
1,2 Federal Home Loan Mortgage Corp.	5.885%	12/1/2036	1,997	2,052
1,2 Federal Home Loan Mortgage Corp.	6.518%	2/1/2037	3,451	3,534
1,2 Federal Home Loan Mortgage Corp.	6.125%	8/1/2037	1,437	1,466
1,2 Federal Home Loan Mortgage Corp.	5.860%	4/1/2037	5,725	5,828
1,2 Federal Home Loan Mortgage Corp.	5.446%	4/1/2037	3,380	3,415
1,2 Federal Home Loan Mortgage Corp.	5.291%	3/1/2037	1,373	1,384
1,2 Federal Home Loan Mortgage Corp.	5.288%	12/1/2036	918	929
1,2 Federal Home Loan Mortgage Corp.	5.582%	5/1/2036	3,443	3,543
1,2 Federal Home Loan Mortgage Corp.	5.771%	5/1/2036	1,402	1,441
1,2 Federal Home Loan Mortgage Corp.	5.872%	5/1/2037	3,697	3,722
1,2 Federal Home Loan Mortgage Corp.	4.692%	12/1/2034	1,106	1,119
1,2 Federal Home Loan Mortgage Corp.	5.486%	2/1/2036	1,220	1,235
1,2 Federal Home Loan Mortgage Corp.	5.322%	12/1/2035	2,664	2,702
1,2 Federal Home Loan Mortgage Corp.	5.578%	6/1/2037	3,392	3,459
1,2 Federal Home Loan Mortgage Corp.	5.964%	10/1/2037	1,133	1,153
1,2 Federal Home Loan Mortgage Corp.	5.715%	9/1/2036	8,432	8,654
1,2 Federal Home Loan Mortgage Corp.	4.986%	5/1/2035	1,412	1,423
1,2 Federal Home Loan Mortgage Corp.	4.399%	12/1/2034	1,309	1,312
1,2 Federal Home Loan Mortgage Corp.	4.600%	11/1/2034	2,374	2,367
1,2 Federal National Mortgage Assn.	5.812%	6/1/2037	1,904	1,944
1,2 Federal National Mortgage Assn.	4.974%	10/1/2035	3,142	3,191
1,2 Federal National Mortgage Assn.	4.864%	12/1/2035	1,904	1,910
1,2 Federal National Mortgage Assn.	5.889%	9/1/2036	1,117	1,144
1,2 Federal National Mortgage Assn.	4.646%	11/1/2033	708	715
1,2 Federal National Mortgage Assn.	4.137%	5/1/2034	2,212	2,203
1,2 Federal National Mortgage Assn.	4.756%	6/1/2034	1,724	1,745
1,2 Federal National Mortgage Assn.	4.650%	9/1/2034	1,023	1,021
1,2 Federal National Mortgage Assn.	4.744%	9/1/2034	1,001	1,011
1,2 Federal National Mortgage Assn.	4.690%	10/1/2034	2,264	2,264
1,2 Federal National Mortgage Assn.	4.758%	10/1/2034	2,749	2,761
1,2 Federal National Mortgage Assn.	4.595%	12/1/2034	1,645	1,645
1,2 Federal National Mortgage Assn.	4.574%	1/1/2035	1,322	1,333
1,2 Federal National Mortgage Assn.	5.608%	7/1/2036	1,158	1,189
1,2 Federal National Mortgage Assn.	4.587%	11/1/2034	4,855	4,846
1,2 Federal National Mortgage Assn.	4.751%	5/1/2035	7,251	7,310
1,2 Federal National Mortgage Assn.	4.881%	7/1/2035	2,579	2,586
1,2 Federal National Mortgage Assn.	4.005%	7/1/2035	4,900	4,795
1,2 Federal National Mortgage Assn.	4.455%	7/1/2035	667	667
1,2 Federal National Mortgage Assn.	4.944%	7/1/2035	1,282	1,298
1,2 Federal National Mortgage Assn.	4.656%	8/1/2035	1,970	1,963
1,2 Federal National Mortgage Assn.	4.742%	9/1/2035	1,988	2,001
1,2 Federal National Mortgage Assn.	4.732%	8/1/2035	1,008	1,017
1,2 Federal National Mortgage Assn.	5.053%	11/1/2035	3,995	4,037
1,2 Federal National Mortgage Assn.	5.081%	12/1/2035	4,700	4,763
1,2 Federal National Mortgage Assn.	5.128%	1/1/2036	2,352	2,397
1,2 Federal National Mortgage Assn.	5.134%	12/1/2035	4,584	4,658
1,2 Federal National Mortgage Assn.	5.758%	4/1/2036	2,357	2,400
1,2 Federal National Mortgage Assn.	6.095%	6/1/2036	327	335
1,2 Federal National Mortgage Assn.	5.074%	2/1/2036	550	557
1,2 Federal National Mortgage Assn.	5.464%	2/1/2036	2,787	2,826
1,2 Federal National Mortgage Assn.	5.801%	1/1/2036	1,356	1,377
1,2 Federal National Mortgage Assn.	4.835%	4/1/2037	3,302	3,325
1,2 Federal National Mortgage Assn.	5.270%	3/1/2037	2,258	2,291
1,2 Federal National Mortgage Assn.	4.626%	4/1/2036	3,396	3,439
1,2 Federal National Mortgage Assn.	4.689%	11/1/2034	1,026	1,031
1,2 Federal National Mortgage Assn.	4.848%	11/1/2035	2,181	2,193
1,2 Federal National Mortgage Assn.	5.036%	8/1/2037	9,578	9,633
1,2 Federal National Mortgage Assn.	4.949%	5/1/2037	6,017	6,046
1,2 Federal National Mortgage Assn.	5.664%	6/1/2036	858	878
1,2 Federal National Mortgage Assn.	5.980%	11/1/2036	1,490	1,539
1,2 Federal National Mortgage Assn.	5.742%	12/1/2036	9,640	9,825
1,2 Federal National Mortgage Assn.	5.679%	2/1/2037	4,662	4,757
1,2 Federal National Mortgage Assn.	5.641%	3/1/2037	2,180	2,217
1,2 Federal National Mortgage Assn.	5.685%	3/1/2037	10,024	10,231
1,2 Federal National Mortgage Assn.	5.692%	2/1/2037	1,898	1,941
1,2 Federal National Mortgage Assn.	5.739%	3/1/2037	8,587	8,739
1,2 Federal National Mortgage Assn.	5.791%	4/1/2037	3,022	3,057
1,2 Federal National Mortgage Assn.	5.452%	5/1/2037	1,722	1,740
1,2 Federal National Mortgage Assn.	4.615%	10/1/2036	4,880	4,968
1,2 Federal National Mortgage Assn.	4.777%	4/1/2036	4,837	4,941
1,2 Federal National Mortgage Assn.	4.423%	8/1/2035	4,651	4,667
1,2 Federal National Mortgage Assn.	5.783%	4/1/2037	12,677	12,866
1,2 Federal National Mortgage Assn.	6.084%	8/1/2037	1,204	1,240
1,2 Federal National Mortgage Assn.	6.613%	9/1/2037	1,738	1,782
1,2 Federal National Mortgage Assn.	5.614%	1/1/2037	2,364	2,407

				2,940,788

Total U.S. Government and Agency Obligations
(Cost $5,035,111)				5,197,241

Corporate Bonds (26.8%)

Asset-Backed/Commercial Mortgage-Backed Securities (6.9%)
2,3 American Express Credit Account Master Trust	2.908%	3/15/2012	18,000	17,803
2,3 American Express Credit Account Master Trust	2.998%	11/15/2010	9,000	8,999
4 BA Covered Bond Issuer	5.500%	6/14/2012	6,700	7,141
2 Banc of America Commercial Mortgage, Inc.	5.634%	7/10/2046	1,900	1,890
2 Banc of America Commercial Mortgage, Inc.	5.414%	9/10/2047	1,350	1,325
2,3 Bank One Issuance Trust	2.927%	12/15/2010	30,000	29,997
2,3 Bank of America Credit Card Trust	2.797%	2/15/2012	24,575	24,444
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.456%	3/11/2039	8,000	7,951
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.660%	6/11/2040	4,700	4,621
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.405%	12/11/2040	4,625	4,569
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.742%	9/11/2042	2,250	2,225
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/2050	1,625	1,577
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.694%	6/11/2050	6,800	6,705
2,3 Capital One Master Trust	3.008%	6/15/2011	21,000	20,977
2,3 Capital One Master Trust	3.017%	11/15/2011	14,000	13,922
2 Capital One Multi-Asset Execution Trust	3.650%	7/15/2011	8,500	8,501
2 Capital One Multi-Asset Execution Trust	5.050%	12/17/2018	6,000	5,680
2,3 Capital One Prime Auto Receivables Trust	2.837%	4/15/2011	8,000	7,927
2,3 Chase Credit Card Master Trust	2.937%	1/17/2011	10,000	9,984
2,3 Chase Issuance Trust	2.828%	12/15/2010	30,000	29,995
2,3 Chase Issuance Trust	2.828%	2/15/2011	7,000	7,002
2 Chase Issuance Trust	4.650%	12/17/2012	1,300	1,330
2 Citibank Credit Card Issuance Trust	2.900%	5/17/2010	5,000	4,992
2 Citibank Credit Card Issuance Trust	3.500%	8/16/2010	29,225	29,238
2 Citibank Credit Card Master Trust	5.875%	3/10/2011	1,750	1,784
2,4 Citicorp Lease Pass-Through Trust	8.040%	12/15/2019	225	252
2 Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/2049	5,475	5,312
2 Countrywide Home Loans	4.077%	5/25/2033	282	254
2 Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/2038	6,200	6,025
2 Credit Suisse Mortgage Capital Certificates	5.554%	2/15/2039	10,000	9,948
2 DaimlerChrysler Auto Trust	4.200%	7/8/2010	1,000	1,003
2 DaimlerChrysler Auto Trust	5.330%	8/8/2010	2,096	2,113
2 DaimlerChrysler Auto Trust	3.700%	6/8/2012	2,500	2,491
2 Detroit Edison Securitization Funding LLC	6.190%	3/1/2013	3,000	3,160
2,3 Discover Card Master Trust I	2.837%	5/15/2011	15,000	14,947
2 Ford Credit Auto Owner Trust	4.300%	8/15/2009	112	112
2 Ford Credit Auto Owner Trust	4.370%	10/15/2012	2,500	2,499
2,3 Ford Credit Floor Plan Master Owner Trust	2.968%	5/15/2010	14,500	14,482
2,3 GE Capital Credit Card Master Note Trust	2.828%	6/15/2011	6,000	5,994
2 GE Capital Credit Card Master Note Trust	5.080%	9/15/2012	6,600	6,728
2 GS Mortgage Securities Corp. II	5.799%	8/10/2045	2,675	2,679
2,3 Gracechurch Card Funding PLC	2.828%	6/15/2010	19,000	18,945
2,3 Gracechurch Card Funding PLC	2.828%	9/15/2010	17,000	16,892
2 Harley-Davidson Motorcycle Trust	3.200%	5/15/2012	285	283
2 Harley-Davidson Motorcycle Trust	5.210%	6/17/2013	6,440	6,807
2 Honda Auto Receivables Owner Trust	4.610%	8/17/2009	525	526
2 Honda Auto Receivables Owner Trust	5.300%	7/21/2010	3,221	3,254
2 Honda Auto Receivables Owner Trust	5.120%	10/15/2010	6,000	6,049
2 JPMorgan Chase Commercial Mortgage Securities	5.160%	4/15/2043	5,008	4,971
2 JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/2049	6,275	6,196
2 JPMorgan Chase Commercial Mortgage Securities	5.818%	6/15/2049	2,725	2,726
2 JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/2051	1,825	1,811
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/2030	1,800	1,762
2,3 MBNA Credit Card Master Note Trust	2.807%	9/15/2011	10,000	9,942
2,3 MBNA Credit Card Master Note Trust	2.818%	12/15/2010	14,459	14,434
2,3 MBNA Credit Card Master Note Trust	2.837%	2/15/2012	4,000	3,936
2,3 MBNA Credit Card Master Note Trust	2.918%	12/15/2011	27,500	27,341
2,3 MBNA Credit Card Master Note Trust	2.948%	2/15/2011	19,000	18,970
2 MBNA Credit Card Master Note Trust	4.300%	2/15/2011	950	954
2 MBNA Master Credit Card Trust	7.000%	2/15/2012	5,800	6,115
2,3 Merrill Lynch Mortgage Trust	5.829%	6/12/2050	10,600	10,628
2 Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/2048	2,250	2,180
2 Morgan Stanley Capital I	5.230%	9/15/2042	1,675	1,641
2 Morgan Stanley Capital I	6.280%	1/11/2043	2,850	2,937
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/2009	192	192
2 PECO Energy Transition Trust	7.625%	3/1/2010	4,421	4,598
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/2012	350	356
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/2014	750	775
2 PSE&G Transition Funding LLC	6.890%	12/15/2017	200	222
2 Public Service New Hampshire Funding LLC	6.480%	5/1/2015	675	735
2 Salomon Brothers Mortgage Securities VII	4.115%	9/25/2033	831	825
2 USAA Auto Owner Trust	4.550%	2/16/2010	468	468
2 USAA Auto Owner Trust	5.360%	2/15/2011	3,624	3,659
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/2009	260	260
2 Wachovia Auto Owner Trust	4.790%	4/20/2010	944	946
2 Wachovia Auto Owner Trust	3.440%	3/21/2011	167	167
2 World Omni Auto Receivables Trust	3.940%	10/15/2012	2,500	2,487

				523,568

Finance (8.6%)
Banking (3.7%)
Abbey National PLC	7.950%	10/26/2029	1,250	1,354
AmSouth Bank NA	5.200%	4/1/2015	775	720
BAC Capital Trust XI	6.625%	5/23/2036	3,450	3,318
BB&T Corp.	6.500%	8/1/2011	100	105
BB&T Corp.	4.750%	10/1/2012	1,425	1,431
BB&T Corp.	5.200%	12/23/2015	725	706
BB&T Corp.	5.625%	9/15/2016	700	691
BB&T Corp.	5.250%	11/1/2019	1,825	1,719
BB&T Corp.	6.750%	6/7/2036	1,025	926
Banc One Corp.	7.625%	10/15/2026	175	196
4 Banco Bilbao Vizcaya ARG	5.750%	7/20/2017	3,375	3,796
Bank One Corp.	7.875%	8/1/2010	2,200	2,346
Bank One Corp.	5.250%	1/30/2013	725	744
Bank One Corp.	4.900%	4/30/2015	800	786
Bank of America Capital Trust XIV	5.630%	12/31/2049	425	330
Bank of America Corp.	4.500%	8/1/2010	1,300	1,328
Bank of America Corp.	4.250%	10/1/2010	375	381
Bank of America Corp.	4.375%	12/1/2010	725	738
Bank of America Corp.	5.375%	8/15/2011	1,875	1,947
Bank of America Corp.	6.250%	4/15/2012	900	962
Bank of America Corp.	4.875%	9/15/2012	525	538
Bank of America Corp.	5.375%	6/15/2014	375	387
Bank of America Corp.	5.125%	11/15/2014	2,525	2,580
Bank of America Corp.	4.750%	8/1/2015	500	492
Bank of America Corp.	5.250%	12/1/2015	775	757
Bank of America Corp.	5.750%	8/15/2016	350	359
Bank of America Corp.	5.625%	10/14/2016	1,850	1,910
Bank of America Corp.	5.300%	3/15/2017	3,500	3,518
Bank of America Corp.	5.420%	3/15/2017	1,000	996
Bank of America Corp.	6.100%	6/15/2017	900	961
Bank of America Corp.	6.000%	9/1/2017	200	211
Bank of America Corp.	5.750%	12/1/2017	50	52
Bank of America Corp.	5.625%	3/8/2035	1,025	862
Bank of America Corp.	6.000%	10/15/2036	925	903
Bank of America Corp.	6.500%	9/15/2037	350	351
Bank of New York Mellon	4.950%	1/14/2011	1,075	1,092
Bank of New York Mellon	4.950%	11/1/2012	2,500	2,566
Bank of New York Mellon	4.950%	3/15/2015	1,350	1,329
Bank of Tokyo-Mitsubishi	8.400%	4/15/2010	500	546
BankAmerica Capital II	8.000%	12/15/2026	900	933
2 Barclays Bank PLC	6.278%	12/29/2049	375	315
Barclays Bank PLC	5.450%	9/12/2012	325	338
Charter One Bank N.A.	5.500%	4/26/2011	1,000	1,045
2 Citigroup Capital XXI	8.300%	12/21/2057	2,550	2,526
Citigroup, Inc.	4.250%	7/29/2009	275	274
Citigroup, Inc.	4.125%	2/22/2010	2,775	2,777
Citigroup, Inc.	4.625%	8/3/2010	1,000	1,004
Citigroup, Inc.	6.500%	1/18/2011	1,825	1,884
Citigroup, Inc.	5.100%	9/29/2011	2,425	2,430
Citigroup, Inc.	6.000%	2/21/2012	325	333
Citigroup, Inc.	5.250%	2/27/2012	5,000	5,051
Citigroup, Inc.	5.625%	8/27/2012	3,100	3,075
Citigroup, Inc.	5.300%	10/17/2012	3,600	3,618
Citigroup, Inc.	5.125%	5/5/2014	675	658
Citigroup, Inc.	5.000%	9/15/2014	5,904	5,541
Citigroup, Inc.	4.875%	5/7/2015	75	70
Citigroup, Inc.	4.700%	5/29/2015	275	256
Citigroup, Inc.	5.300%	1/7/2016	200	194
Citigroup, Inc.	5.850%	8/2/2016	125	124
Citigroup, Inc.	6.000%	8/15/2017	1,875	1,851
Citigroup, Inc.	6.125%	11/21/2017	1,550	1,562
Citigroup, Inc.	6.625%	6/15/2032	2,875	2,700
Citigroup, Inc.	5.875%	2/22/2033	2,625	2,280
Citigroup, Inc.	6.000%	10/31/2033	550	465
Citigroup, Inc.	5.850%	12/11/2034	400	342
Citigroup, Inc.	6.875%	3/5/2038	2,975	2,967
Colonial Bank NA	6.375%	12/1/2015	125	112
Comerica Bank	5.750%	11/21/2016	1,850	1,788
Comerica Bank	5.200%	8/22/2017	450	414
Compass Bank	6.400%	10/1/2017	475	467
Compass Bank	5.900%	4/1/2026	225	206
2 Credit Suisse First Boston USA, Inc.	5.860%	5/15/2049	800	642
Credit Suisse First Boston USA, Inc.	4.875%	8/15/2010	2,400	2,472
Credit Suisse First Boston USA, Inc.	5.250%	3/2/2011	900	932
Credit Suisse First Boston USA, Inc.	5.500%	8/16/2011	875	904
Credit Suisse First Boston USA, Inc.	6.125%	11/15/2011	350	366
Credit Suisse First Boston USA, Inc.	6.500%	1/15/2012	2,540	2,691
Credit Suisse First Boston USA, Inc.	5.500%	8/15/2013	2,350	2,475
Credit Suisse First Boston USA, Inc.	4.875%	1/15/2015	2,525	2,439
Credit Suisse First Boston USA, Inc.	5.125%	8/15/2015	1,150	1,143
Credit Suisse First Boston USA, Inc.	5.375%	3/2/2016	75	77
Credit Suisse First Boston USA, Inc.	7.125%	7/15/2032	1,375	1,499
Deutsche Bank AG London	5.375%	10/12/2012	2,275	2,378
Deutsche Bank AG London	6.000%	9/1/2017	3,275	3,448
Deutsche Bank Financial LLC	5.375%	3/2/2015	1,150	1,153
Fifth Third Bank	4.200%	2/23/2010	525	531
Fifth Third Bank	4.750%	2/1/2015	675	613
Fifth Third Bank	4.500%	6/1/2018	700	600
Fifth Third Bank	8.250%	3/1/2038	400	410
First Tennessee Bank	5.050%	1/15/2015	125	109
First Union Institutional Capital I	8.040%	12/1/2026	175	181
FirstStar Bank	7.125%	12/1/2009	275	294
Fleet Capital Trust II	7.920%	12/11/2026	725	764
4 HBOS Treasury Services PLC	5.250%	2/21/2017	2,650	2,798
HSBC Bank PLC	6.950%	3/15/2011	350	368
HSBC Bank USA	4.625%	4/1/2014	1,900	1,856
HSBC Bank USA	5.875%	11/1/2034	1,225	1,088
HSBC Bank USA	5.625%	8/15/2035	1,425	1,236
HSBC Holdings PLC	7.500%	7/15/2009	1,300	1,348
HSBC Holdings PLC	7.350%	11/27/2032	125	133
HSBC Holdings PLC	6.500%	5/2/2036	1,550	1,504
HSBC Holdings PLC	6.500%	9/15/2037	2,225	2,180
4 ICICI Bank Ltd.	6.625%	10/3/2012	775	774
JPM Capital Trust	6.550%	9/29/2036	650	575
JPMorgan Capital Trust	5.875%	3/15/2035	1,525	1,296
JPMorgan Chase & Co.	6.750%	2/1/2011	1,000	1,062
JPMorgan Chase & Co.	5.600%	6/1/2011	2,200	2,308
JPMorgan Chase & Co.	4.500%	1/15/2012	4,625	4,676
JPMorgan Chase & Co.	6.625%	3/15/2012	400	427
JPMorgan Chase & Co.	5.375%	10/1/2012	4,175	4,345
JPMorgan Chase & Co.	5.750%	1/2/2013	1,075	1,120
JPMorgan Chase & Co.	4.875%	3/15/2014	260	255
JPMorgan Chase & Co.	5.125%	9/15/2014	295	295
JPMorgan Chase & Co.	4.750%	3/1/2015	1,625	1,597
JPMorgan Chase & Co.	5.250%	5/1/2015	3,650	3,654
JPMorgan Chase & Co.	5.150%	10/1/2015	1,175	1,172
JPMorgan Chase & Co.	5.875%	6/13/2016	525	545
JPMorgan Chase & Co.	6.125%	6/27/2017	700	735
JPMorgan Chase & Co.	5.850%	8/1/2035	100	85
JPMorgan Chase & Co.	6.800%	10/1/2037	175	162
JPMorgan Chase Capital XXII	6.450%	2/2/2037	2,700	2,318
Key Bank NA	7.000%	2/1/2011	300	316
Key Bank NA	5.500%	9/17/2012	950	971
Key Bank NA	4.950%	9/15/2015	800	758
Key Bank NA	5.450%	3/3/2016	1,600	1,458
MBNA America Bank NA	4.625%	8/3/2009	50	51
MBNA America Bank NA	6.625%	6/15/2012	650	713
MBNA Corp.	7.500%	3/15/2012	725	800
MBNA Corp.	6.125%	3/1/2013	550	594
MBNA Corp.	5.000%	6/15/2015	625	622
Manufacturers & Traders Trust Co.	6.625%	12/4/2017	1,175	1,126
Marshall & Ilsley Bank	4.850%	6/16/2015	450	404
Marshall & Ilsley Corp.	4.375%	8/1/2009	900	898
Mellon Funding Corp.	3.250%	4/1/2009	225	225
Mellon Funding Corp.	5.000%	12/1/2014	350	346
National City Bank	4.150%	8/1/2009	275	269
National City Bank	4.500%	3/15/2010	650	616
National City Bank	6.250%	3/15/2011	925	912
National City Corp.	6.875%	5/15/2019	550	413
NationsBank Corp.	6.800%	3/15/2028	900	942
4 Nationwide Building Society	5.500%	7/18/2012	3,400	3,630
4 Northern Rock PLC	5.625%	6/22/2017	6,700	6,843
PNC Bank NA	4.875%	9/21/2017	2,075	1,863
PNC Funding Corp.	5.125%	12/14/2010	300	309
PNC Funding Corp.	5.250%	11/15/2015	1,075	1,000
PNC Funding Corp.	5.625%	2/1/2017	225	214
Regions Financial Corp.	7.000%	3/1/2011	975	1,023
Regions Financial Corp.	6.375%	5/15/2012	2,275	2,311
2 Regions Financial Corp.	6.625%	5/15/2047	1,100	730
Royal Bank of Canada	4.125%	1/26/2010	2,300	2,349
2 Royal Bank of Scotland Group PLC	7.648%	8/29/2049	3,525	3,236
Royal Bank of Scotland Group PLC	5.000%	11/12/2013	1,325	1,327
Royal Bank of Scotland Group PLC	5.000%	10/1/2014	325	314
Royal Bank of Scotland Group PLC	5.050%	1/8/2015	1,925	1,847
Santander Central Hispano Issuances	7.625%	9/14/2010	2,375	2,630
Santander Finance Issuances	6.375%	2/15/2011	475	504
Sanwa Bank Ltd.	8.350%	7/15/2009	1,175	1,246
Sanwa Bank Ltd.	7.400%	6/15/2011	2,400	2,611
Southtrust Corp.	5.800%	6/15/2014	225	232
Sovereign Bancorp, Inc.	4.800%	9/1/2010	1,100	1,078
2,4 Standard Chartered PLC	6.409%	12/31/2049	700	575
State Street Capital Trust	5.300%	1/15/2016	275	270
Sumitomo Bank International Finance NV	8.500%	6/15/2009	925	980
Sumitomo Mitsui Banking Corp.	8.000%	6/15/2012	3,090	3,548
SunTrust Banks, Inc.	4.250%	10/15/2009	1,000	989
SunTrust Banks, Inc.	6.375%	4/1/2011	200	210
SunTrust Banks, Inc.	5.250%	11/5/2012	850	844
SunTrust Banks, Inc.	6.000%	9/11/2017	800	762
SunTrust Banks, Inc.	7.250%	3/15/2018	275	277
SunTrust Banks, Inc.	6.000%	2/15/2026	1,075	900
2 SunTrust Capital VIII	6.100%	12/1/2066	350	264
Swiss Bank Corp.	7.000%	10/15/2015	675	727
Swiss Bank Corp.	7.375%	6/15/2017	175	195
Synovus Financial Corp.	5.125%	6/15/2017	600	525
UBS AG	5.875%	7/15/2016	3,050	3,059
UBS AG	5.875%	12/20/2017	1,600	1,624
UFJ Finance Aruba AEC	6.750%	7/15/2013	2,350	2,501
US Bank NA	6.375%	8/1/2011	1,275	1,359
US Bank NA	6.300%	2/4/2014	2,000	2,154
US Bank NA	4.950%	10/30/2014	575	578
2 USB Capital IX	6.189%	4/15/2049	700	526
Union Bank of California NA	5.950%	5/11/2016	550	544
Union Planters Corp.	7.750%	3/1/2011	1,175	1,240
UnionBanCal Corp.	5.250%	12/16/2013	125	126
Wachovia Bank NA	4.875%	2/1/2015	4,000	3,787
Wachovia Bank NA	5.000%	8/15/2015	175	163
Wachovia Bank NA	6.000%	11/15/2017	700	691
Wachovia Bank NA	5.850%	2/1/2037	3,250	2,777
Wachovia Bank NA	6.600%	1/15/2038	825	766
2 Wachovia Capital Trust III	5.800%	12/31/2049	1,650	1,182
Wachovia Corp.	7.875%	2/15/2010	1,850	2,006
Wachovia Corp.	4.375%	6/1/2010	1,000	1,001
Wachovia Corp.	5.300%	10/15/2011	400	409
Wachovia Corp.	4.875%	2/15/2014	425	413
Wachovia Corp.	5.625%	10/15/2016	625	603
Wachovia Corp.	5.750%	6/15/2017	3,300	3,258
Wachovia Corp.	5.750%	2/1/2018	1,200	1,181
4 Wachovia Corp.	8.000%	12/15/2026	775	804
Wachovia Corp.	7.500%	4/15/2035	100	106
Wachovia Corp.	5.500%	8/1/2035	1,050	872
Wachovia Corp.	6.550%	10/15/2035	100	94
Washington Mutual Bank	6.875%	6/15/2011	1,400	1,207
Washington Mutual Bank	5.500%	1/15/2013	925	770
Washington Mutual Bank	5.125%	1/15/2015	1,175	845
Washington Mutual, Inc.	4.200%	1/15/2010	50	43
Washington Mutual, Inc.	5.000%	3/22/2012	1,225	1,003
Washington Mutual, Inc.	5.250%	9/15/2017	1,775	1,348
Wells Fargo & Co.	3.125%	4/1/2009	330	331
Wells Fargo & Co.	4.200%	1/15/2010	6,425	6,529
Wells Fargo & Co.	4.875%	1/12/2011	950	978
Wells Fargo & Co.	5.300%	8/26/2011	300	312
Wells Fargo & Co.	5.125%	9/1/2012	650	673
Wells Fargo & Co.	5.250%	10/23/2012	1,250	1,298
Wells Fargo & Co.	4.950%	10/16/2013	550	565
Wells Fargo & Co.	5.000%	11/15/2014	1,025	1,008
Wells Fargo & Co.	5.625%	12/11/2017	1,600	1,656
Wells Fargo & Co.	5.375%	2/7/2035	750	683
Wells Fargo Bank NA	6.450%	2/1/2011	1,175	1,254
Wells Fargo Bank NA	4.750%	2/9/2015	1,725	1,657
Wells Fargo Bank NA	5.750%	5/16/2016	3,400	3,466
Wells Fargo Bank NA	5.950%	8/26/2036	800	785
Wells Fargo Capital X	5.950%	12/15/2036	50	46
Wells Fargo Financial	5.500%	8/1/2012	675	705
World Savings Bank, FSB	4.125%	12/15/2009	200	200
Zions Bancorp.	5.500%	11/16/2015	850	777
Brokerage (1.6%)
Ameriprise Financial Inc.	5.350%	11/15/2010	1,050	1,079
Ameriprise Financial Inc.	5.650%	11/15/2015	875	865
Amvescap PLC	5.375%	2/27/2013	25	25
Bear Stearns Co., Inc.	4.550%	6/23/2010	1,350	1,271
Bear Stearns Co., Inc.	4.500%	10/28/2010	400	381
Bear Stearns Co., Inc.	5.500%	8/15/2011	75	70
Bear Stearns Co., Inc.	5.350%	2/1/2012	4,250	4,197
Bear Stearns Co., Inc.	5.700%	11/15/2014	1,450	1,407
Bear Stearns Co., Inc.	5.300%	10/30/2015	400	383
Bear Stearns Co., Inc.	5.550%	1/22/2017	1,250	1,175
Bear Stearns Co., Inc.	6.400%	10/2/2017	900	900
Bear Stearns Co., Inc.	7.250%	2/1/2018	1,200	1,232
BlackRock, Inc.	6.250%	9/15/2017	525	551
2 Goldman Sachs Capital II	5.793%	6/1/2049	1,125	775
Goldman Sachs Group, Inc.	4.500%	6/15/2010	1,910	1,928
Goldman Sachs Group, Inc.	6.875%	1/15/2011	1,775	1,863
Goldman Sachs Group, Inc.	6.600%	1/15/2012	6,125	6,470
Goldman Sachs Group, Inc.	5.450%	11/1/2012	1,675	1,717
Goldman Sachs Group, Inc.	5.250%	4/1/2013	1,025	1,028
Goldman Sachs Group, Inc.	4.750%	7/15/2013	1,650	1,618
Goldman Sachs Group, Inc.	5.250%	10/15/2013	1,050	1,058
Goldman Sachs Group, Inc.	5.150%	1/15/2014	2,525	2,515
Goldman Sachs Group, Inc.	5.000%	10/1/2014	275	270
Goldman Sachs Group, Inc.	5.125%	1/15/2015	2,250	2,188
Goldman Sachs Group, Inc.	5.350%	1/15/2016	1,850	1,795
Goldman Sachs Group, Inc.	5.625%	1/15/2017	1,775	1,699
Goldman Sachs Group, Inc.	6.250%	9/1/2017	1,925	1,962
Goldman Sachs Group, Inc.	5.950%	1/18/2018	3,350	3,304
Goldman Sachs Group, Inc.	6.150%	4/1/2018	875	872
Goldman Sachs Group, Inc.	5.950%	1/15/2027	1,375	1,214
Goldman Sachs Group, Inc.	6.125%	2/15/2033	350	321
Goldman Sachs Group, Inc.	6.345%	2/15/2034	1,150	995
Goldman Sachs Group, Inc.	6.450%	5/1/2036	675	624
Goldman Sachs Group, Inc.	6.750%	10/1/2037	5,650	5,304
Janus Capital Group	5.875%	9/15/2011	400	414
Janus Capital Group	6.700%	6/15/2017	375	378
Jefferies Group Inc.	6.450%	6/8/2027	2,300	1,956
Jefferies Group Inc.	6.250%	1/15/2036	925	730
Lazard Group	6.850%	6/15/2017	750	709
2 Lehman Brothers Capital Trust VII	5.857%	11/29/2049	750	469
Lehman Brothers Holdings, Inc.	3.950%	11/10/2009	675	643
Lehman Brothers Holdings, Inc.	4.250%	1/27/2010	1,050	1,014
Lehman Brothers Holdings, Inc.	4.500%	7/26/2010	2,275	2,176
Lehman Brothers Holdings, Inc.	5.000%	1/14/2011	500	481
Lehman Brothers Holdings, Inc.	6.625%	1/18/2012	4,025	4,068
Lehman Brothers Holdings, Inc.	5.250%	2/6/2012	400	387
Lehman Brothers Holdings, Inc.	6.000%	7/19/2012	200	197
Lehman Brothers Holdings, Inc.	5.625%	1/24/2013	1,600	1,548
Lehman Brothers Holdings, Inc.	5.750%	5/17/2013	1,650	1,609
Lehman Brothers Holdings, Inc.	5.500%	4/4/2016	950	887
Lehman Brothers Holdings, Inc.	5.750%	1/3/2017	125	115
Lehman Brothers Holdings, Inc.	6.500%	7/19/2017	3,600	3,462
Lehman Brothers Holdings, Inc.	6.750%	12/28/2017	2,100	2,032
2 Lehman Brothers Holdings, Inc.	6.000%	5/3/2032	550	426
Lehman Brothers Holdings, Inc.	7.000%	9/27/2027	1,600	1,538
Merrill Lynch & Co., Inc.	4.125%	9/10/2009	800	779
Merrill Lynch & Co., Inc.	4.250%	2/8/2010	1,800	1,756
Merrill Lynch & Co., Inc.	4.790%	8/4/2010	950	946
Merrill Lynch & Co., Inc.	5.770%	7/25/2011	1,500	1,526
Merrill Lynch & Co., Inc.	6.050%	8/15/2012	975	976
Merrill Lynch & Co., Inc.	5.000%	2/3/2014	500	473
Merrill Lynch & Co., Inc.	5.450%	7/15/2014	550	529
Merrill Lynch & Co., Inc.	5.000%	1/15/2015	3,150	2,950
Merrill Lynch & Co., Inc.	6.050%	5/16/2016	650	617
Merrill Lynch & Co., Inc.	5.700%	5/2/2017	2,325	2,164
Merrill Lynch & Co., Inc.	6.400%	8/28/2017	5,000	4,887
Merrill Lynch & Co., Inc.	6.220%	9/15/2026	725	612
Merrill Lynch & Co., Inc.	6.110%	1/29/2037	1,975	1,570
Morgan Stanley Dean Witter	4.000%	1/15/2010	4,075	4,024
Morgan Stanley Dean Witter	4.250%	5/15/2010	675	672
Morgan Stanley Dean Witter	6.750%	4/15/2011	2,175	2,256
Morgan Stanley Dean Witter	5.625%	1/9/2012	3,025	3,060
Morgan Stanley Dean Witter	5.750%	8/31/2012	600	607
Morgan Stanley Dean Witter	5.250%	11/2/2012	725	720
Morgan Stanley Dean Witter	4.750%	4/1/2014	5,725	5,321
Morgan Stanley Dean Witter	5.375%	10/15/2015	925	911
Morgan Stanley Dean Witter	5.750%	10/18/2016	1,175	1,161
Morgan Stanley Dean Witter	5.450%	1/9/2017	1,075	1,012
Morgan Stanley Dean Witter	5.550%	4/27/2017	700	661
Morgan Stanley Dean Witter	5.950%	12/28/2017	1,075	1,039
Morgan Stanley Dean Witter	6.250%	8/9/2026	2,375	2,198
Morgan Stanley Dean Witter	7.250%	4/1/2032	1,200	1,216
Finance Companies (1.8%)
Allied Capital Corp.	6.000%	4/1/2012	375	376
American Express Bank, FSB	5.550%	10/17/2012	650	673
American Express Bank, FSB	6.000%	9/13/2017	575	576
American Express Centurion Bank	4.375%	7/30/2009	775	784
American Express Centurion Bank	5.550%	10/17/2012	700	719
American Express Centurion Bank	6.000%	9/13/2017	725	726
American Express Co.	4.750%	6/17/2009	175	177
American Express Co.	5.250%	9/12/2011	500	508
2 American Express Co.	6.800%	9/1/2066	700	648
American Express Co.	5.500%	9/12/2016	500	481
American Express Co.	6.150%	8/28/2017	1,525	1,533
American Express Credit Corp.	5.000%	12/2/2010	975	1,001
4 American Express Travel	5.250%	11/21/2011	1,275	1,296
American General Finance Corp.	3.875%	10/1/2009	325	320
American General Finance Corp.	4.875%	5/15/2010	350	346
American General Finance Corp.	5.625%	8/17/2011	725	713
American General Finance Corp.	4.875%	7/15/2012	1,050	1,012
American General Finance Corp.	5.850%	6/1/2013	1,925	1,872
American General Finance Corp.	5.750%	9/15/2016	3,500	3,239
American General Finance Corp.	6.900%	12/15/2017	1,300	1,268
Block Financial LLC	7.875%	1/15/2013	200	215
CIT Group Co. of Canada	4.650%	7/1/2010	800	652
CIT Group Co. of Canada	5.200%	6/1/2015	675	535
CIT Group Co. of Canada	5.600%	11/2/2011	400	310
CIT Group, Inc.	4.250%	2/1/2010	600	492
CIT Group, Inc.	5.200%	11/3/2010	325	257
CIT Group, Inc.	4.750%	12/15/2010	525	420
CIT Group, Inc.	5.600%	4/27/2011	175	138
CIT Group, Inc.	5.800%	7/28/2011	425	340
CIT Group, Inc.	7.625%	11/30/2012	275	230
CIT Group, Inc.	5.400%	3/7/2013	100	80
CIT Group, Inc.	5.125%	9/30/2014	2,650	2,074
CIT Group, Inc.	5.000%	2/1/2015	275	215
CIT Group, Inc.	5.400%	1/30/2016	525	400
CIT Group, Inc.	5.850%	9/15/2016	800	612
CIT Group, Inc.	5.650%	2/13/2017	3,800	2,983
2 CIT Group, Inc.	6.100%	3/15/2067	25	12
CIT Group, Inc.	6.000%	4/1/2036	750	570
Capital One Bank	5.750%	9/15/2010	1,375	1,364
Capital One Capital III	7.686%	8/15/2036	600	466
Capital One Capital IV	6.745%	2/17/2037	375	264
Capital One Financial	5.700%	9/15/2011	400	378
Capital One Financial	4.800%	2/21/2012	175	163
Capital One Financial	5.500%	6/1/2015	425	369
Capital One Financial	6.150%	9/1/2016	900	776
Capital One Financial	5.250%	2/21/2017	1,150	1,023
Capital One Financial	6.750%	9/15/2017	2,275	2,249
4 Capmark Financial Group	5.875%	5/10/2012	150	104
4 Capmark Financial Group	6.300%	5/10/2017	350	214
Countrywide Financial Corp.	6.250%	5/15/2016	1,325	1,080
Countrywide Home Loan	6.250%	4/15/2009	1,000	940
Countrywide Home Loan	4.125%	9/15/2009	1,700	1,539
Countrywide Home Loan	4.000%	3/22/2011	1,425	1,268
General Electric Capital Corp.	3.125%	4/1/2009	75	75
General Electric Capital Corp.	5.250%	10/27/2009	700	725
General Electric Capital Corp.	7.375%	1/19/2010	675	726
General Electric Capital Corp.	4.875%	10/21/2010	1,600	1,665
General Electric Capital Corp.	6.125%	2/22/2011	6,750	7,164
General Electric Capital Corp.	5.500%	4/28/2011	1,450	1,519
General Electric Capital Corp.	5.875%	2/15/2012	9,200	9,779
General Electric Capital Corp.	4.375%	3/3/2012	1,050	1,063
General Electric Capital Corp.	6.000%	6/15/2012	3,175	3,382
General Electric Capital Corp.	5.250%	10/19/2012	7,625	7,935
General Electric Capital Corp.	5.450%	1/15/2013	650	684
General Electric Capital Corp.	5.500%	6/4/2014	3,000	3,139
General Electric Capital Corp.	5.650%	6/9/2014	1,225	1,292
General Electric Capital Corp.	5.000%	1/8/2016	850	854
General Electric Capital Corp.	5.375%	10/20/2016	325	330
General Electric Capital Corp.	5.400%	2/15/2017	1,625	1,662
General Electric Capital Corp.	5.625%	9/15/2017	1,150	1,185
2 General Electric Capital Corp.	6.375%	11/15/2067	1,150	1,133
General Electric Capital Corp.	6.750%	3/15/2032	3,025	3,249
General Electric Capital Corp.	6.150%	8/7/2037	600	600
General Electric Capital Corp.	5.875%	1/14/2038	5,900	5,714
2 HSBC Finance Capital Trust IX	5.911%	11/30/2035	100	85
HSBC Finance Corp.	4.750%	5/15/2009	2,850	2,847
HSBC Finance Corp.	4.125%	11/16/2009	1,350	1,335
HSBC Finance Corp.	4.625%	9/15/2010	825	839
HSBC Finance Corp.	5.250%	1/14/2011	2,275	2,296
HSBC Finance Corp.	5.700%	6/1/2011	2,350	2,367
HSBC Finance Corp.	6.375%	10/15/2011	350	361
HSBC Finance Corp.	7.000%	5/15/2012	1,375	1,458
HSBC Finance Corp.	5.900%	6/19/2012	1,050	1,072
HSBC Finance Corp.	6.375%	11/27/2012	750	759
HSBC Finance Corp.	4.750%	7/15/2013	1,075	1,039
HSBC Finance Corp.	5.250%	1/15/2014	875	876
HSBC Finance Corp.	5.000%	6/30/2015	4,700	4,512
International Lease Finance Corp.	3.500%	4/1/2009	150	148
International Lease Finance Corp.	4.875%	9/1/2010	875	866
International Lease Finance Corp.	5.125%	11/1/2010	1,475	1,468
International Lease Finance Corp.	4.950%	2/1/2011	1,900	1,894
International Lease Finance Corp.	5.450%	3/24/2011	825	832
International Lease Finance Corp.	5.750%	6/15/2011	2,500	2,515
International Lease Finance Corp.	5.300%	5/1/2012	100	98
International Lease Finance Corp.	5.000%	9/15/2012	1,225	1,183
International Lease Finance Corp.	5.625%	9/20/2013	100	98
International Lease Finance Corp.	5.650%	6/1/2014	1,150	1,116
SLM Corp.	4.500%	7/26/2010	450	367
SLM Corp.	5.400%	10/25/2011	4,100	3,208
SLM Corp.	5.050%	11/14/2014	750	552
SLM Corp.	5.625%	8/1/2033	1,075	768
iStar Financial Inc.	6.000%	12/15/2010	250	193
iStar Financial Inc.	5.800%	3/15/2011	900	702
iStar Financial Inc.	5.650%	9/15/2011	425	323
iStar Financial Inc.	5.150%	3/1/2012	1,125	826
iStar Financial Inc.	5.950%	10/15/2013	200	150
iStar Financial Inc.	5.875%	3/15/2016	325	234
iStar Financial Inc.	5.850%	3/15/2017	200	144
Insurance (1.1%)
ACE Capital Trust II	9.700%	4/1/2030	225	259
ACE INA Holdings, Inc.	5.700%	2/15/2017	950	955
AEGON Funding Corp.	5.750%	12/15/2020	100	95
AEGON NV	4.750%	6/1/2013	475	466
AXA Financial, Inc.	7.750%	8/1/2010	325	355
AXA SA	8.600%	12/15/2030	1,625	1,743
Aetna, Inc.	7.875%	3/1/2011	150	163
Aetna, Inc.	5.750%	6/15/2011	300	314
Aetna, Inc.	6.000%	6/15/2016	75	76
Aetna, Inc.	6.625%	6/15/2036	2,000	1,900
Allied World Assurance	7.500%	8/1/2016	725	731
Allstate Corp.	6.125%	2/15/2012	500	534
Allstate Corp.	5.000%	8/15/2014	950	956
2 Allstate Corp.	6.125%	5/15/2037	350	318
Allstate Corp.	6.125%	12/15/2032	550	516
Allstate Corp.	5.550%	5/9/2035	250	213
2 Allstate Corp.	6.500%	5/15/2057	450	386
Allstate Life Global Funding	4.500%	5/29/2009	300	302
Ambac, Inc.	5.950%	12/5/2035	1,050	630
Ambac, Inc.	6.150%	2/15/2037	125	50
American General Capital II	8.500%	7/1/2030	100	111
American International Group, Inc.	4.700%	10/1/2010	1,550	1,544
American International Group, Inc.	5.375%	10/18/2011	500	507
American International Group, Inc.	4.950%	3/20/2012	1,300	1,298
American International Group, Inc.	5.050%	10/1/2015	2,350	2,229
American International Group, Inc.	5.600%	10/18/2016	1,275	1,247
American International Group, Inc.	5.850%	1/16/2018	900	878
American International Group, Inc.	6.250%	5/1/2036	375	357
American International Group, Inc.	6.250%	3/15/2037	350	282
Arch Capital Group Ltd.	7.350%	5/1/2034	800	761
Aspen Insurance Holdings Ltd.	6.000%	8/15/2014	225	234
Assurant, Inc.	5.625%	2/15/2014	500	483
Assurant, Inc.	6.750%	2/15/2034	850	810
Axis Capital Holdings	5.750%	12/1/2014	175	166
Berkshire Hathaway Finance Corp.	4.125%	1/15/2010	1,085	1,108
Berkshire Hathaway Finance Corp.	4.200%	12/15/2010	350	362
Berkshire Hathaway Finance Corp.	4.750%	5/15/2012	425	441
Berkshire Hathaway Finance Corp.	4.625%	10/15/2013	850	879
Berkshire Hathaway Finance Corp.	5.100%	7/15/2014	50	52
Berkshire Hathaway Finance Corp.	4.850%	1/15/2015	2,000	2,048
CIGNA Corp.	7.875%	5/15/2027	150	162
CIGNA Corp.	6.150%	11/15/2036	1,050	930
CNA Financial Corp.	6.000%	8/15/2011	200	199
CNA Financial Corp.	5.850%	12/15/2014	1,275	1,219
CNA Financial Corp.	6.500%	8/15/2016	475	474
2 Chubb Corp.	6.375%	3/29/2037	300	277
Chubb Corp.	6.000%	5/11/2037	1,175	1,065
Cincinnati Financial Corp.	6.920%	5/15/2028	400	412
Cincinnati Financial Corp.	6.125%	11/1/2034	375	351
Commerce Group, Inc.	5.950%	12/9/2013	125	127
Coventry Health Care Inc.	6.300%	8/15/2014	675	667
2 Everest Reinsurance Holdings, Inc.	6.600%	5/15/2037	350	248
Fidelity National Financial, Inc.	7.300%	8/15/2011	400	421
Fund American Cos., Inc.	5.875%	5/15/2013	250	258
GE Global Insurance Holdings Corp.	6.450%	3/1/2019	575	601
GE Global Insurance Holdings Corp.	7.000%	2/15/2026	475	486
GE Global Insurance Holdings Corp.	7.750%	6/15/2030	350	382
Genworth Financial, Inc.	4.750%	6/15/2009	375	376
Genworth Financial, Inc.	5.125%	3/15/2011	650	666
Genworth Financial, Inc.	5.750%	6/15/2014	175	170
Genworth Financial, Inc.	4.950%	10/1/2015	100	92
Genworth Financial, Inc.	6.500%	6/15/2034	375	341
2 Genworth Financial, Inc.	6.150%	11/15/2066	200	158
Hartford Financial Services Group, Inc.	5.250%	10/15/2011	625	646
Hartford Financial Services Group, Inc.	5.500%	10/15/2016	250	241
Hartford Financial Services Group, Inc.	5.375%	3/15/2017	300	286
Hartford Financial Services Group, Inc.	6.300%	3/15/2018	125	127
Hartford Financial Services Group, Inc.	6.100%	10/1/2041	1,325	1,166
Humana Inc.	6.450%	6/1/2016	1,200	1,198
2 ING Capital Funding Trust III	5.775%	12/8/2049	1,650	1,357
ING USA Global	4.500%	10/1/2010	1,925	1,986
Lincoln National Corp.	5.650%	8/27/2012	150	153
2 Lincoln National Corp.	6.050%	4/20/2067	225	195
Lincoln National Corp.	6.150%	4/7/2036	1,575	1,441
Loews Corp.	6.000%	2/1/2035	175	158
Marsh & McLennan Cos., Inc.	5.150%	9/15/2010	125	127
Marsh & McLennan Cos., Inc.	6.250%	3/15/2012	925	964
Marsh & McLennan Cos., Inc.	5.750%	9/15/2015	725	696
MetLife, Inc.	5.375%	12/15/2012	350	356
MetLife, Inc.	5.000%	11/24/2013	225	230
MetLife, Inc.	5.500%	6/15/2014	100	103
MetLife, Inc.	5.000%	6/15/2015	1,000	986
MetLife, Inc.	6.375%	6/15/2034	800	765
MetLife, Inc.	5.700%	6/15/2035	300	261
MetLife, Inc.	6.400%	12/15/2036	700	569
Principal Financial Group, Inc.	6.050%	10/15/2036	550	493
Principal Life Income Funding	5.125%	3/1/2011	600	621
Principal Life Income Funding	5.300%	12/14/2012	1,075	1,118
Principal Life Income Funding	5.100%	4/15/2014	350	342
Progressive Corp.	6.375%	1/15/2012	500	533
2 Progressive Corp.	6.700%	6/15/2037	700	611
Progressive Corp.	6.625%	3/1/2029	575	597
Protective Life Secured Trust	4.850%	8/16/2010	500	517
Prudential Financial, Inc.	5.800%	6/15/2012	775	815
Prudential Financial, Inc.	5.150%	1/15/2013	325	330
Prudential Financial, Inc.	4.500%	7/15/2013	225	223
Prudential Financial, Inc.	4.750%	4/1/2014	400	386
Prudential Financial, Inc.	5.100%	9/20/2014	450	442
Prudential Financial, Inc.	5.500%	3/15/2016	125	125
Prudential Financial, Inc.	6.100%	6/15/2017	600	603
Prudential Financial, Inc.	6.000%	12/1/2017	500	503
Prudential Financial, Inc.	5.750%	7/15/2033	450	399
Prudential Financial, Inc.	5.400%	6/13/2035	450	375
Prudential Financial, Inc.	5.900%	3/17/2036	650	582
Prudential Financial, Inc.	5.700%	12/14/2036	2,000	1,716
Prudential Financial, Inc.	6.625%	12/1/2037	750	730
Safeco Corp.	4.875%	2/1/2010	250	252
St. Paul Travelers Cos., Inc.	5.500%	12/1/2015	350	349
St. Paul Travelers Cos., Inc.	6.250%	6/20/2016	850	887
Torchmark Corp.	6.375%	6/15/2016	500	528
2 Travelers Cos. Inc.	6.250%	3/15/2037	300	265
Travelers Cos. Inc.	5.750%	12/15/2017	750	759
Travelers Cos. Inc.	6.250%	6/15/2037	600	570
Travelers Property Casualty Corp.	6.375%	3/15/2033	1,550	1,519
UnitedHealth Group, Inc.	4.125%	8/15/2009	1,075	1,069
UnitedHealth Group, Inc.	5.500%	11/15/2012	150	153
UnitedHealth Group, Inc.	4.875%	2/15/2013	1,225	1,209
UnitedHealth Group, Inc.	5.000%	8/15/2014	250	242
UnitedHealth Group, Inc.	4.875%	3/15/2015	600	569
UnitedHealth Group, Inc.	6.000%	6/15/2017	300	299
UnitedHealth Group, Inc.	6.000%	11/15/2017	200	199
UnitedHealth Group, Inc.	6.000%	2/15/2018	1,000	975
UnitedHealth Group, Inc.	5.800%	3/15/2036	200	164
UnitedHealth Group, Inc.	6.500%	6/15/2037	350	316
UnitedHealth Group, Inc.	6.625%	11/15/2037	1,150	1,043
UnitedHealth Group, Inc.	6.875%	2/15/2038	250	238
WellPoint Inc.	4.250%	12/15/2009	125	125
WellPoint Inc.	5.000%	1/15/2011	1,075	1,088
WellPoint Inc.	6.375%	1/15/2012	275	292
WellPoint Inc.	5.000%	12/15/2014	575	540
WellPoint Inc.	5.250%	1/15/2016	100	94
WellPoint Inc.	5.875%	6/15/2017	800	791
WellPoint Inc.	5.950%	12/15/2034	1,275	1,137
WellPoint Inc.	5.850%	1/15/2036	1,650	1,430
WellPoint Inc.	6.375%	6/15/2037	1,075	959
Willis North America Inc.	5.625%	7/15/2015	500	486
Willis North America Inc.	6.200%	3/28/2017	500	489
2 XL Capital Ltd.	6.500%	12/15/2049	550	388
XL Capital Ltd.	5.250%	9/15/2014	1,050	922
XL Capital Ltd.	6.375%	11/15/2024	125	101
XL Capital Ltd.	6.250%	5/15/2027	925	710
Real Estate Investment Trusts (0.4%)
Arden Realty LP	5.250%	3/1/2015	100	102
AvalonBay Communities, Inc.	5.500%	1/15/2012	275	267
AvalonBay Communities, Inc.	5.750%	9/15/2016	125	115
Boston Properties, Inc.	6.250%	1/15/2013	600	611
Boston Properties, Inc.	5.625%	4/15/2015	375	358
Brandywine Operating Partnership	5.625%	12/15/2010	1,025	977
Brandywine Operating Partnership	5.400%	11/1/2014	50	42
Camden Property Trust	5.700%	5/15/2017	525	447
Colonial Realty LP	5.500%	10/1/2015	175	144
Developers Diversified Realty Corp.	5.375%	10/15/2012	825	761
Duke Realty LP	5.625%	8/15/2011	200	192
Duke Realty LP	5.950%	2/15/2017	225	200
ERP Operating LP	6.625%	3/15/2012	175	178
ERP Operating LP	5.500%	10/1/2012	650	629
ERP Operating LP	5.125%	3/15/2016	1,075	949
ERP Operating LP	5.375%	8/1/2016	225	201
ERP Operating LP	5.750%	6/15/2017	425	389
HCP Inc.	6.700%	1/30/2018	400	344
HRPT Properties Trust	6.250%	8/15/2016	250	233
HRPT Properties Trust	6.250%	6/15/2017	625	578
Health Care Property Investors, Inc.	6.450%	6/25/2012	1,650	1,583
Health Care REIT, Inc.	6.200%	6/1/2016	1,650	1,490
Hospitality Properties	5.125%	2/15/2015	700	587
Kimco Realty Corp.	5.783%	3/15/2016	125	117
Liberty Property LP	5.125%	3/2/2015	1,975	1,787
Liberty Property LP	5.500%	12/15/2016	175	157
National Retail Properties	6.875%	10/15/2017	1,575	1,516
Nationwide Health Properties, Inc.	6.250%	2/1/2013	650	661
ProLogis	5.250%	11/15/2010	525	526
ProLogis	5.500%	3/1/2013	175	172
ProLogis	5.625%	11/15/2015	775	716
ProLogis	5.750%	4/1/2016	525	481
ProLogis	5.625%	11/15/2016	575	518
Realty Income Corp.	6.750%	8/15/2019	950	891
Regency Centers LP	6.750%	1/15/2012	1,275	1,305
Simon Property Group Inc.	4.600%	6/15/2010	825	812
Simon Property Group Inc.	4.875%	8/15/2010	300	299
Simon Property Group Inc.	5.600%	9/1/2011	500	495
Simon Property Group Inc.	5.000%	3/1/2012	350	345
Simon Property Group Inc.	5.750%	12/1/2015	950	903
Simon Property Group Inc.	6.100%	5/1/2016	200	190
Simon Property Group Inc.	5.250%	12/1/2016	2,100	1,904
Simon Property Group Inc.	5.875%	3/1/2017	950	896
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/2015	525	546
Vornado Realty	5.600%	2/15/2011	925	894
Other (0.0%)
XTRA Finance Corp.	5.150%	4/1/2017	2,050	2,108

				648,357

Industrial (9.4%)
Basic Industry (0.5%)
Alcan, Inc.	6.450%	3/15/2011	600	631
Alcan, Inc.	4.875%	9/15/2012	700	711
Alcan, Inc.	4.500%	5/15/2013	500	501
Alcan, Inc.	5.000%	6/1/2015	100	97
Alcan, Inc.	6.125%	12/15/2033	1,825	1,781
Alcoa, Inc.	5.720%	2/23/2019	1,815	1,758
Alcoa, Inc.	5.870%	2/23/2022	410	396
Alcoa, Inc.	5.900%	2/1/2027	25	23
BHP Billiton Finance	5.250%	12/15/2015	725	705
BHP Finance USA Ltd.	8.500%	12/1/2012	300	345
BHP Finance USA Ltd.	5.400%	3/29/2017	285	278
Barrick Gold Finance Inc.	4.875%	11/15/2014	225	221
Celulosa Arauco Constitution SA	8.625%	8/15/2010	775	858
Celulosa Arauco Constitution SA	5.625%	4/20/2015	825	825
Commercial Metals Co.	6.500%	7/15/2017	300	309
Dow Chemical Co.	6.125%	2/1/2011	1,575	1,655
Dow Chemical Co.	6.000%	10/1/2012	125	131
Dow Chemical Co.	7.375%	11/1/2029	1,150	1,223
E.I. du Pont de Nemours & Co.	6.875%	10/15/2009	725	764
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	125	128
E.I. du Pont de Nemours & Co.	4.750%	11/15/2012	975	1,007
E.I. du Pont de Nemours & Co.	5.000%	1/15/2013	100	104
E.I. du Pont de Nemours & Co.	5.250%	12/15/2016	75	76
E.I. du Pont de Nemours & Co.	6.500%	1/15/2028	175	184
Eastman Chemical Co.	7.250%	1/15/2024	525	538
Eastman Chemical Co.	7.600%	2/1/2027	275	293
Falconbridge Ltd.	7.350%	6/5/2012	275	296
Inco Ltd.	7.750%	5/15/2012	275	305
Inco Ltd.	5.700%	10/15/2015	450	444
International Paper Co.	5.850%	10/30/2012	292	302
International Paper Co.	5.300%	4/1/2015	550	534
Lubrizol Corp.	5.500%	10/1/2014	1,525	1,491
Lubrizol Corp.	6.500%	10/1/2034	850	854
MeadWestvaco Corp.	6.850%	4/1/2012	225	236
Monsanto Co.	7.375%	8/15/2012	500	562
Newmont Mining	5.875%	4/1/2035	225	184
Noranda, Inc.	7.250%	7/15/2012	950	1,043
Noranda, Inc.	5.500%	6/15/2017	900	841
Nucor Corp.	5.750%	12/1/2017	450	464
Nucor Corp.	6.400%	12/1/2037	325	329
Placer Dome, Inc.	6.450%	10/15/2035	950	916
Plum Creek Timber Co.	5.875%	11/15/2015	525	538
Potash Corp. of Saskatchewan	7.750%	5/31/2011	1,775	1,988
Praxair, Inc.	3.950%	6/1/2013	950	953
Praxair, Inc.	5.250%	11/15/2014	750	816
Praxair, Inc.	5.200%	3/15/2017	25	25
2 Rohm & Haas Co.	9.800%	4/15/2020	301	377
Rohm & Haas Co.	7.850%	7/15/2029	875	979
Southern Copper Corp.	7.500%	7/27/2035	1,250	1,277
Teck Cominco Ltd.	6.125%	10/1/2035	675	575
US Steel Corp.	6.050%	6/1/2017	700	634
US Steel Corp.	7.000%	2/1/2018	700	674
Vale Overseas Ltd.	6.250%	1/11/2016	150	150
Vale Overseas Ltd.	6.250%	1/23/2017	475	474
Vale Overseas Ltd.	8.250%	1/17/2034	325	358
Vale Overseas Ltd.	6.875%	11/21/2036	2,850	2,750
WMC Finance USA	5.125%	5/15/2013	1,000	1,037
Weyerhaeuser Co.	6.750%	3/15/2012	2,050	2,153
Weyerhaeuser Co.	7.375%	3/15/2032	1,925	1,914
Capital Goods (1.0%)
2,4 BAE Systems Asset Trust	7.156%	12/15/2011	66	71
Bemis Co. Inc.	4.875%	4/1/2012	450	455
Boeing Capital Corp.	7.375%	9/27/2010	400	431
Boeing Capital Corp.	6.500%	2/15/2012	2,025	2,203
Boeing Co.	8.750%	8/15/2021	550	723
Boeing Co.	7.250%	6/15/2025	875	1,029
Boeing Co.	8.750%	9/15/2031	175	241
Boeing Co.	6.125%	2/15/2033	75	80
CRH America Inc.	5.625%	9/30/2011	525	526
CRH America Inc.	6.950%	3/15/2012	800	854
CRH America Inc.	5.300%	10/15/2013	450	438
CRH America Inc.	6.000%	9/30/2016	1,050	1,004
CRH America Inc.	6.400%	10/15/2033	350	310
Caterpillar Financial Services Corp.	4.150%	1/15/2010	2,550	2,592
Caterpillar Financial Services Corp.	4.300%	6/1/2010	1,750	1,784
Caterpillar Financial Services Corp.	4.250%	2/8/2013	1,175	1,178
Caterpillar Financial Services Corp.	4.750%	2/17/2015	125	125
Caterpillar Financial Services Corp.	4.625%	6/1/2015	275	270
Caterpillar, Inc.	7.300%	5/1/2031	1,000	1,163
Caterpillar, Inc.	7.375%	3/1/2097	775	906
Deere & Co.	6.950%	4/25/2014	325	365
Deere & Co.	8.100%	5/15/2030	1,175	1,484
Deere & Co.	7.125%	3/3/2031	675	780
Embraer Overseas Ltd.	6.375%	1/24/2017	700	697
Emerson Electric Co.	7.125%	8/15/2010	850	926
Emerson Electric Co.	4.625%	10/15/2012	1,150	1,192
Emerson Electric Co.	4.500%	5/1/2013	400	410
Emerson Electric Co.	5.250%	10/15/2018	900	912
General Dynamics Corp.	4.500%	8/15/2010	125	129
General Dynamics Corp.	4.250%	5/15/2013	1,700	1,720
General Electric Co.	5.000%	2/1/2013	5,000	5,185
General Electric Co.	5.250%	12/6/2017	700	701
Hanson PLC	5.250%	3/15/2013	175	173
Honeywell International, Inc.	6.125%	11/1/2011	350	377
Honeywell International, Inc.	5.625%	8/1/2012	650	695
Honeywell International, Inc.	4.250%	3/1/2013	275	279
Honeywell International, Inc.	5.400%	3/15/2016	1,175	1,229
Honeywell International, Inc.	5.300%	3/1/2018	125	128
Honeywell International, Inc.	5.700%	3/15/2036	125	123
John Deere Capital Corp.	5.400%	10/17/2011	1,425	1,513
John Deere Capital Corp.	5.350%	1/17/2012	450	471
John Deere Capital Corp.	7.000%	3/15/2012	1,000	1,107
John Deere Capital Corp.	5.500%	4/13/2017	200	203
Joy Global, Inc.	6.000%	11/15/2016	250	255
Lafarge SA	6.150%	7/15/2011	75	77
Lafarge SA	6.500%	7/15/2016	900	868
Lafarge SA	7.125%	7/15/2036	2,075	1,921
Lockheed Martin Corp.	7.650%	5/1/2016	1,425	1,668
Lockheed Martin Corp.	6.150%	9/1/2036	1,500	1,542
Masco Corp.	5.875%	7/15/2012	200	201
Masco Corp.	4.800%	6/15/2015	1,375	1,200
Masco Corp.	6.500%	8/15/2032	175	145
Minnesota Mining & Manufacturing Corp.	5.125%	11/6/2009	175	183
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/2028	625	692
Minnesota Mining & Manufacturing Corp.	5.700%	3/15/2037	600	619
Mohawk Industries Inc.	5.750%	1/15/2011	2,500	2,641
Mohawk Industries Inc.	6.125%	1/15/2016	1,400	1,366
Northrop Grumman Corp.	7.125%	2/15/2011	1,350	1,464
Northrop Grumman Corp.	7.750%	3/1/2016	275	325
Northrop Grumman Corp.	7.750%	2/15/2031	1,300	1,604
Raytheon Co.	4.850%	1/15/2011	775	794
Raytheon Co.	5.500%	11/15/2012	725	775
Raytheon Co.	5.375%	4/1/2013	75	79
Raytheon Co.	7.200%	8/15/2027	500	565
Republic Services, Inc.	6.750%	8/15/2011	350	378
Republic Services, Inc.	6.086%	3/15/2035	350	341
TRW, Inc.	7.750%	6/1/2029	350	424
Textron Financial Corp.	4.600%	5/3/2010	2,100	2,113
Textron Financial Corp.	5.125%	11/1/2010	450	464
Textron, Inc.	6.500%	6/1/2012	1,000	1,095
Tyco International Group SA	6.125%	11/1/2008	500	504
Tyco International Group SA	6.125%	1/15/2009	100	101
Tyco International Group SA	6.750%	2/15/2011	2,575	2,705
Tyco International Group SA	6.000%	11/15/2013	125	128
Tyco International Group SA	7.000%	6/15/2028	1,175	1,116
United Technologies Corp.	4.375%	5/1/2010	725	746
United Technologies Corp.	7.125%	11/15/2010	250	276
United Technologies Corp.	6.350%	3/1/2011	1,025	1,109
United Technologies Corp.	6.100%	5/15/2012	300	323
United Technologies Corp.	4.875%	5/1/2015	325	330
United Technologies Corp.	5.375%	12/15/2017	700	721
United Technologies Corp.	8.875%	11/15/2019	850	1,141
United Technologies Corp.	7.500%	9/15/2029	350	420
United Technologies Corp.	5.400%	5/1/2035	500	471
United Technologies Corp.	6.050%	6/1/2036	1,150	1,182
Waste Management, Inc.	6.875%	5/15/2009	850	870
Waste Management, Inc.	7.375%	8/1/2010	175	185
Waste Management, Inc.	6.375%	11/15/2012	225	235
Communication (2.3%)
AT&T Inc.	7.300%	11/15/2011	975	1,062
AT&T Inc.	8.000%	11/15/2031	3,375	3,929
AT&T Inc.	4.125%	9/15/2009	1,050	1,058
AT&T Inc.	5.300%	11/15/2010	650	674
AT&T Inc.	6.250%	3/15/2011	400	419
AT&T Inc.	5.875%	2/1/2012	960	1,004
AT&T Inc.	5.875%	8/15/2012	1,315	1,379
AT&T Inc.	4.950%	1/15/2013	1,250	1,257
AT&T Inc.	5.100%	9/15/2014	3,650	3,615
AT&T Inc.	5.625%	6/15/2016	3,000	3,029
AT&T Inc.	6.450%	6/15/2034	925	915
AT&T Inc.	6.150%	9/15/2034	50	48
AT&T Inc.	6.500%	9/1/2037	3,150	3,135
AT&T Inc.	6.300%	1/15/2038	2,550	2,455
AT&T Wireless	7.875%	3/1/2011	2,150	2,344
AT&T Wireless	8.125%	5/1/2012	2,225	2,497
AT&T Wireless	8.750%	3/1/2031	825	995
America Movil SA de C.V.	5.500%	3/1/2014	225	225
America Movil SA de C.V.	5.750%	1/15/2015	1,500	1,509
America Movil SA de C.V.	6.375%	3/1/2035	675	654
America Movil SA de C.V.	6.125%	11/15/2037	750	693
BellSouth Capital Funding	7.875%	2/15/2030	650	714
BellSouth Corp.	4.200%	9/15/2009	725	731
BellSouth Corp.	6.875%	10/15/2031	450	465
BellSouth Corp.	6.550%	6/15/2034	500	489
BellSouth Corp.	6.000%	11/15/2034	555	521
BellSouth Telecommunications	6.375%	6/1/2028	1,685	1,664
British Sky Broadcasting Corp.	8.200%	7/15/2009	125	130
British Telecommunications PLC	8.625%	12/15/2010	1,100	1,211
British Telecommunications PLC	9.125%	12/15/2030	2,000	2,483
British Telecommunications PLC	5.950%	1/15/2018	775	751
CBS Corp.	7.875%	7/30/2030	375	365
CenturyTel Enterprises	6.875%	1/15/2028	175	161
CenturyTel, Inc.	7.875%	8/15/2012	225	247
Cingular Wireless LLC	6.500%	12/15/2011	2,200	2,334
Cingular Wireless LLC	7.125%	12/15/2031	1,400	1,455
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	1,350	1,505
Comcast Cable Communications Holdings Inc.	9.455%	11/15/2022	175	211
Comcast Cable Communications, Inc.	6.875%	6/15/2009	2,500	2,571
Comcast Cable Communications, Inc.	6.750%	1/30/2011	3,500	3,643
Comcast Cable Communications, Inc.	8.875%	5/1/2017	625	731
Comcast Corp.	5.500%	3/15/2011	450	455
Comcast Corp.	5.300%	1/15/2014	200	198
Comcast Corp.	6.500%	1/15/2015	1,450	1,490
Comcast Corp.	5.900%	3/15/2016	600	593
Comcast Corp.	6.300%	11/15/2017	150	152
Comcast Corp.	5.875%	2/15/2018	1,600	1,561
Comcast Corp.	7.050%	3/15/2033	175	178
Comcast Corp.	6.500%	11/15/2035	6,425	6,082
Comcast Corp.	6.450%	3/15/2037	1,200	1,136
Cox Communications, Inc.	4.625%	1/15/2010	1,000	1,000
Cox Communications, Inc.	6.750%	3/15/2011	3,675	3,872
Cox Communications, Inc.	7.125%	10/1/2012	450	480
Cox Communications, Inc.	5.450%	12/15/2014	550	547
Deutsche Telekom International Finance	8.000%	6/15/2010	3,775	4,048
Deutsche Telekom International Finance	8.250%	6/15/2030	2,150	2,596
Deutsche Telekom International Finance	5.250%	7/22/2013	875	875
Deutsche Telekom International Finance	5.750%	3/23/2016	650	644
Embarq Corp.	7.082%	6/1/2016	1,450	1,369
Embarq Corp.	7.995%	6/1/2036	225	205
France Telecom	7.750%	3/1/2011	2,500	2,729
France Telecom	8.500%	3/1/2031	3,100	3,896
GTE Corp.	8.750%	11/1/2021	175	195
Gannett Co., Inc.	6.375%	4/1/2012	1,000	1,037
Grupo Televisa SA	6.625%	3/18/2025	625	624
Koninklijke KPN NV	8.000%	10/1/2010	765	823
Koninklijke KPN NV	8.375%	10/1/2030	500	575
McGraw-Hill Cos. Inc.	5.375%	11/15/2012	750	761
McGraw-Hill Cos. Inc.	5.900%	11/15/2017	825	817
McGraw-Hill Cos. Inc.	6.550%	11/15/2037	925	896
New England Telephone & Telegraph Co.	7.875%	11/15/2029	1,575	1,721
News America Holdings, Inc.	9.250%	2/1/2013	350	412
News America Holdings, Inc.	8.000%	10/17/2016	425	491
News America Holdings, Inc.	8.150%	10/17/2036	175	207
News America Inc.	5.300%	12/15/2014	900	897
News America Inc.	6.200%	12/15/2034	2,550	2,393
News America Inc.	6.400%	12/15/2035	1,425	1,400
News America Inc.	6.650%	11/15/2037	1,400	1,402
Nextel Communications	6.875%	10/31/2013	400	317
Nextel Communications	5.950%	3/15/2014	290	215
Nextel Communications	7.375%	8/1/2015	2,400	1,851
Omnicom Group Inc.	5.900%	4/15/2016	50	49
Qwest Communications International Inc.	8.875%	3/15/2012	775	792
Qwest Communications International Inc.	7.875%	9/1/2011	775	773
Qwest Communications International Inc.	7.500%	10/1/2014	1,300	1,274
Qwest Communications International Inc.	6.500%	6/1/2017	500	451
R.R. Donnelley & Sons Co.	3.750%	4/1/2009	175	174
R.R. Donnelley & Sons Co.	4.950%	5/15/2010	925	933
R.R. Donnelley & Sons Co.	5.625%	1/15/2012	300	298
R.R. Donnelley & Sons Co.	4.950%	4/1/2014	125	113
R.R. Donnelley & Sons Co.	5.500%	5/15/2015	175	159
Reed Elsevier Capital	4.625%	6/15/2012	100	98
Rogers Wireless Inc.	6.375%	3/1/2014	2,250	2,228
Sprint Capital Corp.	6.375%	5/1/2009	1,475	1,453
Sprint Capital Corp.	7.625%	1/30/2011	2,650	2,457
Sprint Capital Corp.	8.375%	3/15/2012	1,125	1,043
Sprint Capital Corp.	6.875%	11/15/2028	1,550	1,158
Sprint Capital Corp.	8.750%	3/15/2032	1,225	1,040
Sprint Nextel Corp.	6.000%	12/1/2016	1,450	1,130
TCI Communications, Inc.	8.750%	8/1/2015	675	772
TCI Communications, Inc.	7.875%	2/15/2026	175	186
Tele-Communications, Inc.	7.875%	8/1/2013	275	307
Telecom Italia Capital	4.000%	1/15/2010	1,595	1,575
Telecom Italia Capital	6.200%	7/18/2011	950	957
Telecom Italia Capital	5.250%	11/15/2013	430	404
Telecom Italia Capital	5.250%	10/1/2015	325	290
Telecom Italia Capital	6.375%	11/15/2033	3,125	2,738
Telecom Italia Capital	7.200%	7/18/2036	500	478
Telefonica Emisiones SAU	5.984%	6/20/2011	1,375	1,413
Telefonica Emisiones SAU	6.421%	6/20/2016	2,125	2,185
Telefonica Emisiones SAU	7.045%	6/20/2036	2,750	2,911
Telefonica Europe BV	7.750%	9/15/2010	1,425	1,535
Telefonica Europe BV	8.250%	9/15/2030	400	470
Telefonos de Mexico SA	4.750%	1/27/2010	375	378
Telefonos de Mexico SA	5.500%	1/27/2015	2,900	2,853
Telus Corp.	8.000%	6/1/2011	1,125	1,227
Thomson Corp.	6.200%	1/5/2012	450	475
Thomson Corp.	5.700%	10/1/2014	1,050	1,039
Thomson Corp.	5.500%	8/15/2035	225	187
Time Warner Cable Inc.	5.400%	7/2/2012	600	590
Time Warner Cable Inc.	5.850%	5/1/2017	4,300	4,111
Time Warner Cable Inc.	6.550%	5/1/2037	600	566
Time Warner Entertainment	10.150%	5/1/2012	325	363
Time Warner Entertainment	8.875%	10/1/2012	650	702
Time Warner Entertainment	8.375%	3/15/2023	325	358
Time Warner Entertainment	8.375%	7/15/2033	950	1,057
US Cellular	6.700%	12/15/2033	325	284
US West Communications Group	7.500%	6/15/2023	675	591
US West Communications Group	6.875%	9/15/2033	675	545
Verizon Communications Corp.	5.350%	2/15/2011	200	208
Verizon Communications Corp.	5.550%	2/15/2016	2,200	2,182
Verizon Communications Corp.	5.500%	2/15/2018	300	293
Verizon Communications Corp.	6.400%	2/15/2038	900	872
Verizon Global Funding Corp.	7.250%	12/1/2010	450	481
Verizon Global Funding Corp.	6.875%	6/15/2012	3,450	3,741
Verizon Global Funding Corp.	7.375%	9/1/2012	1,050	1,162
Verizon Global Funding Corp.	4.900%	9/15/2015	1,000	995
Verizon Global Funding Corp.	7.750%	12/1/2030	450	489
Verizon Global Funding Corp.	5.850%	9/15/2035	2,400	2,197
Verizon New England, Inc.	6.500%	9/15/2011	575	601
Verizon New Jersey, Inc.	5.875%	1/17/2012	675	703
Verizon New York, Inc.	6.875%	4/1/2012	225	244
Verizon New York, Inc.	7.375%	4/1/2032	225	232
Verizon Pennsylvania, Inc.	5.650%	11/15/2011	850	870
Verizon Virginia, Inc.	4.625%	3/15/2013	275	268
Viacom Inc.	6.625%	5/15/2011	715	729
Viacom Inc.	5.625%	8/15/2012	460	450
Viacom Inc.	5.500%	5/15/2033	175	135
Vodafone AirTouch PLC	7.750%	2/15/2010	325	346
Vodafone AirTouch PLC	7.875%	2/15/2030	850	944
Vodafone Group PLC	5.350%	2/27/2012	1,875	1,917
Vodafone Group PLC	5.000%	12/16/2013	275	273
Vodafone Group PLC	5.375%	1/30/2015	800	782
Vodafone Group PLC	5.750%	3/15/2016	450	448
Vodafone Group PLC	5.625%	2/27/2017	1,000	977
Vodafone Group PLC	6.250%	11/30/2032	1,225	1,161
Vodafone Group PLC	6.150%	2/27/2037	300	280
WPP Finance USA Corp.	5.875%	6/15/2014	475	474
Consumer Cyclical (1.4%)
Brinker International	5.750%	6/1/2014	125	127
CVS Caremark Corp.	4.000%	9/15/2009	75	75
CVS Caremark Corp.	5.750%	8/15/2011	800	837
2 CVS Caremark Corp.	6.302%	6/1/2037	700	637
CVS Corp.	4.875%	9/15/2014	225	222
CVS Corp.	6.125%	8/15/2016	250	261
CVS Corp.	6.250%	6/1/2027	1,100	1,105
Costco Wholesale Corp.	5.300%	3/15/2012	100	105
Costco Wholesale Corp.	5.500%	3/15/2017	1,925	1,979
DaimlerChrysler North America Holding Corp.	4.875%	6/15/2010	225	226
DaimlerChrysler North America Holding Corp.	8.000%	6/15/2010	200	213
DaimlerChrysler North America Holding Corp.	5.875%	3/15/2011	3,525	3,619
DaimlerChrysler North America Holding Corp.	5.750%	9/8/2011	1,525	1,569
DaimlerChrysler North America Holding Corp.	7.300%	1/15/2012	3,775	4,049
DaimlerChrysler North America Holding Corp.	6.500%	11/15/2013	2,475	2,607
DaimlerChrysler North America Holding Corp.	8.500%	1/18/2031	1,125	1,284
Darden Restaurants Inc.	5.625%	10/15/2012	625	623
Darden Restaurants Inc.	6.200%	10/15/2017	400	391
Darden Restaurants Inc.	6.800%	10/15/2037	425	387
Federated Department Stores, Inc.	6.300%	4/1/2009	750	761
Federated Department Stores, Inc.	6.900%	4/1/2029	675	576
Federated Retail Holding	5.350%	3/15/2012	825	780
Federated Retail Holding	5.900%	12/1/2016	2,275	1,996
Federated Retail Holding	6.375%	3/15/2037	1,075	851
Home Depot Inc.	3.750%	9/15/2009	625	618
Home Depot Inc.	4.625%	8/15/2010	1,025	1,014
Home Depot Inc.	5.250%	12/16/2013	1,200	1,177
Home Depot Inc.	5.400%	3/1/2016	1,550	1,434
Home Depot Inc.	5.875%	12/16/2036	1,100	897
ITT Corp.	7.375%	11/15/2015	1,150	1,122
J.C. Penney Co., Inc.	8.000%	3/1/2010	975	1,022
J.C. Penney Co., Inc.	7.950%	4/1/2017	825	864
J.C. Penney Co., Inc.	5.750%	2/15/2018	1,050	966
J.C. Penney Co., Inc.	6.375%	10/15/2036	950	807
J.C. Penney Co., Inc.	7.400%	4/1/2037	250	239
Johnson Controls, Inc.	5.250%	1/15/2011	250	257
Johnson Controls, Inc.	6.000%	1/15/2036	100	96
Kohl's Corp.	6.250%	12/15/2017	375	356
Kohl's Corp.	6.000%	1/15/2033	200	156
Kohl's Corp.	6.875%	12/15/2037	325	284
Limited Brands Inc.	5.250%	11/1/2014	150	127
Lowe's Cos., Inc.	5.600%	9/15/2012	200	211
Lowe's Cos., Inc.	5.000%	10/15/2015	725	724
Lowe's Cos., Inc.	5.400%	10/15/2016	1,950	1,959
Lowe's Cos., Inc.	6.100%	9/15/2017	450	470
Lowe's Cos., Inc.	6.875%	2/15/2028	450	478
Lowe's Cos., Inc.	5.800%	10/15/2036	650	579
Lowe's Cos., Inc.	6.650%	9/15/2037	200	201
Macy's Retail Holdings Inc.	6.790%	7/15/2027	175	146
Macy's Retail Holdings Inc.	7.000%	2/15/2028	200	171
Marriott International	4.625%	6/15/2012	275	266
Marriott International	5.625%	2/15/2013	400	386
Marriott International	6.200%	6/15/2016	400	389
Marriott International	6.375%	6/15/2017	400	391
May Department Stores Co.	5.750%	7/15/2014	850	789
McDonald's Corp.	6.000%	4/15/2011	425	456
McDonald's Corp.	5.300%	3/15/2017	150	153
McDonald's Corp.	5.800%	10/15/2017	650	681
McDonald's Corp.	5.350%	3/1/2018	900	911
McDonald's Corp.	6.300%	10/15/2037	400	408
Nordstrom, Inc.	6.250%	1/15/2018	175	174
Nordstrom, Inc.	6.950%	3/15/2028	175	172
Nordstrom, Inc.	7.000%	1/15/2038	275	269
Starwood Hotel Resorts	7.875%	5/1/2012	1,125	1,181
Starwood Hotel Resorts	6.250%	2/15/2013	400	396
Target Corp.	7.500%	8/15/2010	225	246
Target Corp.	6.350%	1/15/2011	275	291
Target Corp.	5.875%	3/1/2012	800	841
Target Corp.	5.125%	1/15/2013	975	999
Target Corp.	4.000%	6/15/2013	335	328
Target Corp.	5.875%	7/15/2016	575	583
Target Corp.	6.000%	1/15/2018	2,000	2,040
Target Corp.	7.000%	7/15/2031	1,400	1,467
Target Corp.	6.350%	11/1/2032	125	118
Target Corp.	6.500%	10/15/2037	750	725
Target Corp.	7.000%	1/15/2038	1,700	1,746
The Walt Disney Co.	5.700%	7/15/2011	1,250	1,322
The Walt Disney Co.	6.375%	3/1/2012	675	735
The Walt Disney Co.	5.625%	9/15/2016	1,350	1,411
The Walt Disney Co.	6.000%	7/17/2017	900	971
Time Warner, Inc.	6.750%	4/15/2011	800	819
Time Warner, Inc.	5.500%	11/15/2011	50	49
Time Warner, Inc.	6.875%	5/1/2012	150	155
Time Warner, Inc.	9.125%	1/15/2013	2,275	2,557
Time Warner, Inc.	9.150%	2/1/2023	275	317
Time Warner, Inc.	6.625%	5/15/2029	1,625	1,494
Time Warner, Inc.	7.625%	4/15/2031	2,210	2,275
Time Warner, Inc.	7.700%	5/1/2032	1,465	1,525
Time Warner, Inc.	6.500%	11/15/2036	825	739
Toll Brothers, Inc.	5.150%	5/15/2015	275	248
Toyota Motor Credit Corp.	4.250%	3/15/2010	3,025	3,117
Toyota Motor Credit Corp.	4.350%	12/15/2010	500	521
Toyota Motor Credit Corp.	5.450%	5/18/2011	300	321
VF Corp.	5.950%	11/1/2017	425	426
VF Corp.	6.450%	11/1/2037	375	354
Viacom Inc.	5.750%	4/30/2011	725	734
Viacom Inc.	6.250%	4/30/2016	225	219
Viacom Inc.	6.125%	10/5/2017	425	416
Viacom Inc.	6.875%	4/30/2036	1,275	1,227
Wal-Mart Stores, Inc.	6.875%	8/10/2009	350	369
Wal-Mart Stores, Inc.	4.000%	1/15/2010	475	484
Wal-Mart Stores, Inc.	4.125%	7/1/2010	1,650	1,696
Wal-Mart Stores, Inc.	4.125%	2/15/2011	2,575	2,643
Wal-Mart Stores, Inc.	4.550%	5/1/2013	1,925	1,978
Wal-Mart Stores, Inc.	7.250%	6/1/2013	650	745
Wal-Mart Stores, Inc.	4.500%	7/1/2015	3,625	3,588
Wal-Mart Stores, Inc.	5.375%	4/5/2017	400	412
Wal-Mart Stores, Inc.	5.800%	2/15/2018	200	209
Wal-Mart Stores, Inc.	5.875%	4/5/2027	2,475	2,458
Wal-Mart Stores, Inc.	7.550%	2/15/2030	875	1,019
Wal-Mart Stores, Inc.	5.250%	9/1/2035	275	242
Wal-Mart Stores, Inc.	6.500%	8/15/2037	650	681
Western Union Co.	5.400%	11/17/2011	1,325	1,340
Western Union Co.	5.930%	10/1/2016	575	572
Western Union Co.	6.200%	11/17/2036	350	322
Yum! Brands, Inc.	6.875%	11/15/2037	1,475	1,410
Yum! Brands, Inc.	8.875%	4/15/2011	425	469
Yum! Brands, Inc.	7.700%	7/1/2012	175	191
Yum! Brands, Inc.	6.250%	4/15/2016	675	682
Yum! Brands, Inc.	6.250%	3/15/2018	425	426
Consumer Noncyclical (2.0%)
Abbott Laboratories	3.750%	3/15/2011	650	659
Abbott Laboratories	5.600%	5/15/2011	75	80
Abbott Laboratories	5.150%	11/30/2012	600	641
Abbott Laboratories	4.350%	3/15/2014	1,000	999
Abbott Laboratories	5.875%	5/15/2016	3,525	3,741
Abbott Laboratories	5.600%	11/30/2017	675	704
Allergan Inc.	5.750%	4/1/2016	125	128
AmerisourceBergen Corp.	5.875%	9/15/2015	1,125	1,115
Amgen Inc.	4.000%	11/18/2009	1,125	1,127
Amgen Inc.	4.850%	11/18/2014	725	710
Amgen Inc.	5.850%	6/1/2017	1,650	1,631
Amgen Inc.	6.375%	6/1/2037	700	671
Anheuser-Busch Cos., Inc.	6.000%	4/15/2011	700	751
Anheuser-Busch Cos., Inc.	5.500%	1/15/2018	550	570
Anheuser-Busch Cos., Inc.	6.800%	8/20/2032	450	495
Anheuser-Busch Cos., Inc.	5.750%	4/1/2036	1,300	1,262
Anheuser-Busch Cos., Inc.	6.450%	9/1/2037	1,725	1,860
Archer-Daniels-Midland Co.	5.450%	3/15/2018	1,150	1,162
Archer-Daniels-Midland Co.	7.000%	2/1/2031	425	459
Archer-Daniels-Midland Co.	5.935%	10/1/2032	1,325	1,275
Archer-Daniels-Midland Co.	5.375%	9/15/2035	350	309
Archer-Daniels-Midland Co.	6.450%	1/15/2038	375	381
AstraZeneca PLC	5.400%	9/15/2012	2,650	2,796
AstraZeneca PLC	5.400%	6/1/2014	275	287
AstraZeneca PLC	5.900%	9/15/2017	1,500	1,588
AstraZeneca PLC	6.450%	9/15/2037	2,800	3,011
Baxter Finco, BV	4.750%	10/15/2010	850	878
Baxter International, Inc.	5.900%	9/1/2016	625	658
Baxter International, Inc.	6.250%	12/1/2037	375	384
Biogen Idec Inc.	6.000%	3/1/2013	1,200	1,222
Biogen Idec Inc.	6.875%	3/1/2018	1,800	1,838
Bottling Group LLC	4.625%	11/15/2012	2,350	2,451
Bottling Group LLC	5.000%	11/15/2013	300	314
Bottling Group LLC	5.500%	4/1/2016	575	600
Bristol-Myers Squibb Co.	5.250%	8/15/2013	225	238
Bristol-Myers Squibb Co.	5.875%	11/15/2036	1,800	1,749
Bristol-Myers Squibb Co.	6.875%	8/1/2097	175	173
Bunge Ltd. Finance Corp.	5.100%	7/15/2015	250	240
C.R. Bard, Inc.	6.700%	12/1/2026	750	769
Campbell Soup Co.	6.750%	2/15/2011	1,300	1,404
Cardinal Health, Inc.	5.650%	6/15/2012	200	209
Cardinal Health, Inc.	5.800%	10/15/2016	575	576
Cia. Brasil de Bebidas AmBev	10.500%	12/15/2011	765	911
Cia. Brasil de Bebidas AmBev	8.750%	9/15/2013	275	321
Clorox Co.	4.200%	1/15/2010	1,475	1,483
Clorox Co.	5.000%	1/15/2015	300	288
Coca-Cola Co.	5.350%	11/15/2017	1,850	1,926
Coca-Cola Enterprises Inc.	4.375%	9/15/2009	850	867
Coca-Cola Enterprises Inc.	6.125%	8/15/2011	300	321
Coca-Cola Enterprises Inc.	8.500%	2/1/2022	500	634
Coca-Cola Enterprises Inc.	7.000%	10/1/2026	225	249
Coca-Cola Enterprises Inc.	6.950%	11/15/2026	775	874
ConAgra Foods, Inc.	7.875%	9/15/2010	666	729
ConAgra Foods, Inc.	7.125%	10/1/2026	450	464
ConAgra Foods, Inc.	7.000%	10/1/2028	100	102
ConAgra Foods, Inc.	8.250%	9/15/2030	250	287
4 Covidien International	5.450%	10/15/2012	1,125	1,153
4 Covidien International	6.000%	10/15/2017	1,175	1,203
4 Covidien International	6.550%	10/15/2037	750	756
Diageo Capital PLC	5.200%	1/30/2013	350	362
Diageo Capital PLC	5.750%	10/23/2017	1,075	1,094
Diageo Finance BV	5.300%	10/28/2015	150	153
Eli Lilly & Co.	6.000%	3/15/2012	1,875	2,051
Eli Lilly & Co.	5.200%	3/15/2017	500	512
Eli Lilly & Co.	5.500%	3/15/2027	1,175	1,161
Fortune Brands Inc.	5.125%	1/15/2011	1,125	1,088
Fortune Brands Inc.	5.375%	1/15/2016	200	188
Fortune Brands Inc.	5.875%	1/15/2036	225	195
Genentech Inc.	4.400%	7/15/2010	175	179
Genentech Inc.	4.750%	7/15/2015	350	355
Genentech Inc.	5.250%	7/15/2035	225	209
General Mills, Inc.	6.000%	2/15/2012	1,958	2,068
General Mills, Inc.	5.650%	9/10/2012	25	26
General Mills, Inc.	5.700%	2/15/2017	1,425	1,432
GlaxoSmithKline Capital Inc.	4.375%	4/15/2014	1,700	1,702
Grand Metropolitan Investment Corp.	9.000%	8/15/2011	1,725	1,973
H.J. Heinz Co.	6.625%	7/15/2011	1,075	1,143
H.J. Heinz Co.	6.750%	3/15/2032	850	867
Hasbro Inc.	6.300%	9/15/2017	975	1,020
Hershey Foods Corp.	5.300%	9/1/2011	300	310
Hershey Foods Corp.	5.450%	9/1/2016	150	152
Hospira, Inc.	4.950%	6/15/2009	250	251
Hospira, Inc.	5.900%	6/15/2014	125	129
Johnson & Johnson	3.800%	5/15/2013	400	412
Johnson & Johnson	5.550%	8/15/2017	1,225	1,332
Johnson & Johnson	6.950%	9/1/2029	75	89
Johnson & Johnson	4.950%	5/15/2033	425	388
Johnson & Johnson	5.950%	8/15/2037	1,650	1,761
Kellogg Co.	6.600%	4/1/2011	2,775	2,966
Kellogg Co.	4.250%	3/6/2013	400	399
Kellogg Co.	7.450%	4/1/2031	675	793
Kimberly-Clark Corp.	5.625%	2/15/2012	1,375	1,471
Kimberly-Clark Corp.	4.875%	8/15/2015	875	881
Kimberly-Clark Corp.	6.125%	8/1/2017	975	1,061
Kraft Foods, Inc.	4.125%	11/12/2009	1,975	1,980
Kraft Foods, Inc.	5.625%	11/1/2011	2,000	2,033
Kraft Foods, Inc.	6.250%	6/1/2012	100	104
Kraft Foods, Inc.	6.500%	8/11/2017	900	923
Kraft Foods, Inc.	6.500%	11/1/2031	2,100	1,958
Kraft Foods, Inc.	7.000%	8/11/2037	2,300	2,292
Kroger Co.	6.800%	4/1/2011	1,250	1,321
Kroger Co.	6.750%	4/15/2012	275	297
Kroger Co.	6.200%	6/15/2012	500	526
Kroger Co.	6.400%	8/15/2017	875	920
Kroger Co.	6.800%	12/15/2018	975	1,030
Kroger Co.	6.150%	1/15/2020	800	814
Kroger Co.	7.700%	6/1/2029	1,425	1,562
Kroger Co.	8.000%	9/15/2029	450	508
Laboratory Corp. of America	5.625%	12/15/2015	375	372
McKesson Corp.	7.750%	2/1/2012	450	503
Mckesson Corp.	5.250%	3/1/2013	1,425	1,483
Medtronic Inc.	4.375%	9/15/2010	175	179
Medtronic Inc.	4.750%	9/15/2015	1,300	1,268
Merck & Co.	4.375%	2/15/2013	325	335
Merck & Co.	4.750%	3/1/2015	975	989
Merck & Co.	6.400%	3/1/2028	1,225	1,333
Merck & Co.	5.950%	12/1/2028	250	251
Molson Coors Capital Finance	4.850%	9/22/2010	350	362
Newell Rubbermaid, Inc.	4.000%	5/1/2010	275	274
Pepsi Bottling Group, Inc.	7.000%	3/1/2029	450	525
PepsiAmericas Inc.	5.750%	7/31/2012	550	580
PepsiAmericas Inc.	5.000%	5/15/2017	600	580
Pepsico, Inc.	5.150%	5/15/2012	475	504
Pepsico, Inc.	4.650%	2/15/2013	450	467
Pfizer, Inc.	4.500%	2/15/2014	1,050	1,083
Pharmacia Corp.	6.600%	12/1/2028	725	790
Philips Electronics NV	6.875%	3/11/2038	200	213
Procter & Gamble Co.	4.950%	8/15/2014	950	992
Procter & Gamble Co.	6.450%	1/15/2026	2,250	2,462
Procter & Gamble Co.	5.800%	8/15/2034	475	488
Procter & Gamble Co.	5.550%	3/5/2037	1,150	1,144
2 Procter & Gamble Co. ESOP	9.360%	1/1/2021	957	1,219
Quest Diagnostic, Inc.	5.450%	11/1/2015	1,200	1,162
Quest Diagnostic, Inc.	6.950%	7/1/2037	500	511
Reynolds American Inc.	6.500%	7/15/2010	350	364
Reynolds American Inc.	7.250%	6/1/2012	350	375
Reynolds American Inc.	7.250%	6/1/2013	700	756
Reynolds American Inc.	6.750%	6/15/2017	1,000	1,020
Reynolds American Inc.	7.250%	6/15/2037	700	700
Safeway, Inc.	4.950%	8/16/2010	650	655
Safeway, Inc.	6.500%	3/1/2011	825	860
Safeway, Inc.	5.800%	8/15/2012	225	234
Safeway, Inc.	6.350%	8/15/2017	225	238
Safeway, Inc.	7.250%	2/1/2031	925	981
Schering-Plough Corp.	5.550%	12/1/2013	2,475	2,558
Schering-Plough Corp.	6.750%	12/1/2033	600	605
Sysco Corp.	4.200%	2/12/2013	150	151
Sysco Corp.	5.250%	2/12/2018	500	509
Sysco Corp.	5.375%	9/21/2035	575	530
Teva Pharmaceutical Finance LLC	5.550%	2/1/2016	775	793
Teva Pharmaceutical Finance LLC	6.150%	2/1/2036	875	871
UST, Inc.	5.750%	3/1/2018	500	505
Unilever Capital Corp.	7.125%	11/1/2010	1,750	1,919
Unilever Capital Corp.	5.900%	11/15/2032	650	658
Whirlpool Corp.	5.500%	3/1/2013	1,825	1,856
Wm. Wrigley Jr. Co.	4.300%	7/15/2010	1,025	1,050
Wm. Wrigley Jr. Co.	4.650%	7/15/2015	325	328
Wyeth	5.500%	3/15/2013	1,625	1,719
Wyeth	6.950%	3/15/2011	625	675
Wyeth	5.500%	2/1/2014	450	467
Wyeth	5.500%	2/15/2016	175	178
Wyeth	5.450%	4/1/2017	275	280
Wyeth	6.450%	2/1/2024	175	186
Wyeth	6.500%	2/1/2034	1,800	1,889
Wyeth	6.000%	2/15/2036	400	398
Wyeth	5.950%	4/1/2037	2,125	2,083
Energy (1.0%)
Alberta Energy Co. Ltd.	7.375%	11/1/2031	400	442
Amerada Hess Corp.	6.650%	8/15/2011	275	295
Amerada Hess Corp.	7.875%	10/1/2029	1,450	1,720
Amerada Hess Corp.	7.300%	8/15/2031	100	113
Amerada Hess Corp.	7.125%	3/15/2033	1,350	1,492
Anadarko Finance Co.	6.750%	5/1/2011	1,275	1,357
Anadarko Petroleum Corp.	5.950%	9/15/2016	2,375	2,458
Anadarko Petroleum Corp.	6.450%	9/15/2036	1,975	2,018
Apache Corp.	6.250%	4/15/2012	800	866
Apache Corp.	5.250%	4/15/2013	200	209
Apache Corp.	5.625%	1/15/2017	100	104
Apache Corp.	6.000%	1/15/2037	750	755
Apache Finance Canada	7.750%	12/15/2029	125	148
Atlantic Richfield Co.	5.900%	4/15/2009	525	542
Baker Hughes, Inc.	6.875%	1/15/2029	175	188
Burlington Resources, Inc.	6.680%	2/15/2011	775	839
Burlington Resources, Inc.	6.500%	12/1/2011	975	1,051
Burlington Resources, Inc.	7.200%	8/15/2031	200	231
Burlington Resources, Inc.	7.400%	12/1/2031	1,475	1,725
Canadian Natural Resources	5.450%	10/1/2012	700	716
Canadian Natural Resources	5.150%	2/1/2013	100	102
Canadian Natural Resources	4.900%	12/1/2014	750	744
Canadian Natural Resources	6.000%	8/15/2016	650	670
Canadian Natural Resources	5.700%	5/15/2017	600	607
Canadian Natural Resources	5.900%	2/1/2018	250	254
Canadian Natural Resources	7.200%	1/15/2032	1,300	1,377
Canadian Natural Resources	6.450%	6/30/2033	875	849
Canadian Natural Resources	6.500%	2/15/2037	650	641
Canadian Natural Resources	6.250%	3/15/2038	1,075	1,031
Canadian Natural Resources	6.750%	2/1/2039	150	154
Conoco Funding Co.	6.350%	10/15/2011	1,275	1,387
Conoco Funding Co.	7.250%	10/15/2031	175	202
ConocoPhillips Canada	5.300%	4/15/2012	2,100	2,213
ConocoPhillips Canada	5.625%	10/15/2016	1,300	1,366
ConocoPhillips Canada	5.950%	10/15/2036	1,000	1,024
Devon Financing Corp.	6.875%	9/30/2011	1,325	1,446
Devon Financing Corp.	7.875%	9/30/2031	650	802
Diamond Offshore Drilling	4.875%	7/1/2015	50	49
EOG Resources Inc.	5.875%	9/15/2017	1,325	1,401
Encana Corp.	4.750%	10/15/2013	75	73
Encana Corp.	5.900%	12/1/2017	1,500	1,532
Encana Corp.	6.500%	8/15/2034	1,250	1,235
Encana Corp.	6.625%	8/15/2037	1,450	1,469
Encana Holdings Finance Corp.	5.800%	5/1/2014	750	786
Halliburton Co.	5.500%	10/15/2010	500	521
Husky Energy Inc.	6.250%	6/15/2012	175	187
Husky Energy Inc.	6.800%	9/15/2037	650	660
Kerr McGee Corp.	6.875%	9/15/2011	850	910
Kerr McGee Corp.	6.950%	7/1/2024	1,250	1,313
Kerr McGee Corp.	7.875%	9/15/2031	200	237
Marathon Oil Corp.	6.125%	3/15/2012	1,225	1,293
Marathon Oil Corp.	6.000%	7/1/2012	500	524
Marathon Oil Corp.	6.600%	10/1/2037	1,425	1,402
4 Nabors Industries Inc.	6.150%	2/15/2018	225	230
Nexen, Inc.	5.050%	11/20/2013	350	352
Nexen, Inc.	5.650%	5/15/2017	550	545
Nexen, Inc.	7.875%	3/15/2032	200	224
Nexen, Inc.	6.400%	5/15/2037	1,850	1,778
Noble Energy Inc.	8.000%	4/1/2027	550	608
Norsk Hydro	7.250%	9/23/2027	1,575	1,822
Norsk Hydro	7.150%	1/15/2029	275	318
Occidental Petroleum	4.250%	3/15/2010	1,000	1,027
Occidental Petroleum	6.750%	1/15/2012	350	385
Ocean Energy, Inc.	7.250%	10/1/2011	50	55
PanCanadian Energy Corp.	7.200%	11/1/2031	425	461
Petro-Canada	4.000%	7/15/2013	725	711
Petro-Canada	7.875%	6/15/2026	325	369
Petro-Canada	7.000%	11/15/2028	275	287
Petro-Canada	5.350%	7/15/2033	275	230
Petro-Canada	5.950%	5/15/2035	350	322
Petro-Canada Financial Partnership	5.000%	11/15/2014	1,025	1,015
Phillips Petroleum Co.	8.750%	5/25/2010	575	642
Questar Market Resources	6.050%	9/1/2016	375	391
Shell International Finance	5.625%	6/27/2011	625	670
Shell International Finance	4.950%	3/22/2012	475	501
Shell International Finance	5.200%	3/22/2017	400	423
Suncor Energy, Inc.	5.950%	12/1/2034	275	263
Suncor Energy, Inc.	6.500%	6/15/2038	1,300	1,280
Sunoco, Inc.	4.875%	10/15/2014	125	122
Sunoco, Inc.	5.750%	1/15/2017	350	349
Talisman Energy, Inc.	5.125%	5/15/2015	100	100
Talisman Energy, Inc.	5.850%	2/1/2037	1,475	1,343
Tosco Corp.	8.125%	2/15/2030	1,525	1,937
Transocean Inc.	5.250%	3/15/2013	300	307
Transocean Inc.	6.000%	3/15/2018	875	898
Transocean Inc.	7.500%	4/15/2031	450	503
Transocean Inc.	6.800%	3/15/2038	875	895
Valero Energy Corp.	6.875%	4/15/2012	850	919
Valero Energy Corp.	7.500%	4/15/2032	1,050	1,090
Valero Energy Corp.	6.625%	6/15/2037	1,600	1,530
Weatherford International Inc.	6.350%	6/15/2017	825	853
Weatherford International Inc.	6.500%	8/1/2036	1,650	1,551
Weatherford International Inc.	6.800%	6/15/2037	200	200
XTO Energy, Inc.	5.900%	8/1/2012	450	475
XTO Energy, Inc.	6.250%	4/15/2013	500	540
XTO Energy, Inc.	4.900%	2/1/2014	200	198
XTO Energy, Inc.	5.000%	1/31/2015	125	124
XTO Energy, Inc.	5.300%	6/30/2015	250	250
XTO Energy, Inc.	6.250%	8/1/2017	1,600	1,697
XTO Energy, Inc.	6.100%	4/1/2036	75	74
XTO Energy, Inc.	6.750%	8/1/2037	850	908
Technology (0.6%)
Agilent Technologies Inc.	6.500%	11/1/2017	1,300	1,325
Cisco Systems Inc.	5.250%	2/22/2011	3,250	3,397
Cisco Systems Inc.	5.500%	2/22/2016	3,025	3,113
Computer Sciences Corp.	5.000%	2/15/2013	550	542
Electronic Data Systems	6.500%	8/1/2013	725	722
Electronic Data Systems	7.125%	10/15/2009	125	127
Equifax Inc.	6.300%	7/1/2017	200	198
Equifax Inc.	7.000%	7/1/2037	300	262
Fiserv, Inc.	6.125%	11/20/2012	1,600	1,646
Fiserv, Inc.	6.800%	11/20/2017	1,025	1,061
Harris Corp.	5.000%	10/1/2015	550	539
Hewlett-Packard Co.	5.250%	3/1/2012	275	291
Hewlett-Packard Co.	4.500%	3/1/2013	500	509
Hewlett-Packard Co.	5.400%	3/1/2017	975	1,000
Hewlett-Packard Co.	5.500%	3/1/2018	400	411
IBM International Group Capital	5.050%	10/22/2012	1,750	1,830
International Business Machines Corp.	4.950%	3/22/2011	600	624
International Business Machines Corp.	7.500%	6/15/2013	775	890
International Business Machines Corp.	5.700%	9/14/2017	6,550	6,893
International Business Machines Corp.	7.000%	10/30/2025	450	502
International Business Machines Corp.	6.220%	8/1/2027	1,100	1,129
International Business Machines Corp.	5.875%	11/29/2032	225	224
International Business Machines Corp.	7.125%	12/1/2096	125	140
Intuit Inc.	5.400%	3/15/2012	425	427
Intuit Inc.	5.750%	3/15/2017	225	220
Motorola, Inc.	7.625%	11/15/2010	201	212
Motorola, Inc.	5.375%	11/15/2012	500	464
Motorola, Inc.	7.500%	5/15/2025	150	131
Motorola, Inc.	6.500%	9/1/2025	50	40
Motorola, Inc.	6.500%	11/15/2028	225	175
Motorola, Inc.	6.625%	11/15/2037	600	474
National Semiconductor	6.600%	6/15/2017	1,200	1,209
Oracle Corp.	5.000%	1/15/2011	1,175	1,210
Oracle Corp.	5.250%	1/15/2016	1,150	1,154
Philips Electronics NV	4.625%	3/11/2013	450	451
Philips Electronics NV	5.750%	3/11/2018	1,075	1,095
Pitney Bowes, Inc.	4.625%	10/1/2012	1,100	1,120
Pitney Bowes, Inc.	4.750%	1/15/2016	2,725	2,642
Science Applications International Corp.	6.250%	7/1/2012	100	110
Science Applications International Corp.	5.500%	7/1/2033	100	86
4 Tyco Electronics Group	6.550%	10/1/2017	675	713
Xerox Capital Trust I	8.000%	2/1/2027	525	516
Xerox Corp.	7.125%	6/15/2010	975	1,030
Xerox Corp.	6.875%	8/15/2011	300	314
Xerox Corp.	5.500%	5/15/2012	500	496
Xerox Corp.	7.625%	6/15/2013	300	311
Xerox Corp.	6.400%	3/15/2016	500	516
Xerox Corp.	6.750%	2/1/2017	450	472
Transportation (0.5%)
American Airlines, Inc.	7.024%	10/15/2009	1,750	1,737
American Airlines, Inc.	7.858%	10/1/2011	175	175
Burlington Northern Santa Fe Corp.	6.750%	7/15/2011	575	613
Burlington Northern Santa Fe Corp.	5.650%	5/1/2017	2,350	2,345
Burlington Northern Santa Fe Corp.	7.000%	12/15/2025	550	574
Burlington Northern Santa Fe Corp.	6.200%	8/15/2036	1,400	1,348
Burlington Northern Santa Fe Corp.	6.150%	5/1/2037	625	599
CNF, Inc.	6.700%	5/1/2034	575	517
CSX Corp.	6.750%	3/15/2011	1,200	1,274
CSX Corp.	6.300%	3/15/2012	475	491
CSX Corp.	5.600%	5/1/2017	75	72
CSX Corp.	7.900%	5/1/2017	300	332
CSX Corp.	6.150%	5/1/2037	500	437
Canadian National Railway Co.	6.375%	10/15/2011	425	458
Canadian National Railway Co.	4.400%	3/15/2013	275	276
Canadian National Railway Co.	5.850%	11/15/2017	75	80
Canadian National Railway Co.	6.800%	7/15/2018	1,200	1,338
Canadian National Railway Co.	6.250%	8/1/2034	275	277
Canadian National Railway Co.	6.200%	6/1/2036	625	625
Canadian Pacific Rail	6.250%	10/15/2011	1,475	1,540
Canadian Pacific Rail	7.125%	10/15/2031	175	170
Canadian Pacific Rail	5.950%	5/15/2037	200	167
Continental Airlines, Inc.	6.563%	2/15/2012	550	542
2 Continental Airlines, Inc.	6.648%	9/15/2017	1,610	1,586
Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/2012	500	495
2 Delta Air Lines Enhanced Equipment Trust Certificates	6.718%	1/2/2023	462	455
Delta Air Lines, Inc.	7.111%	9/18/2011	500	489
2,4 Delta Air Lines, Inc.	6.821%	8/10/2022	973	938
FedEx Corp.	3.500%	4/1/2009	125	124
FedEx Corp.	5.500%	8/15/2009	525	538
Norfolk Southern Corp.	6.200%	4/15/2009	225	231
Norfolk Southern Corp.	6.750%	2/15/2011	2,000	2,145
Norfolk Southern Corp.	7.700%	5/15/2017	275	322
Norfolk Southern Corp.	9.750%	6/15/2020	633	829
Norfolk Southern Corp.	7.800%	5/15/2027	325	377
Norfolk Southern Corp.	7.050%	5/1/2037	1,650	1,806
Norfolk Southern Corp.	7.900%	5/15/2097	325	377
Ryder System Inc.	5.950%	5/2/2011	350	362
Ryder System Inc.	5.850%	3/1/2014	325	324
Ryder System Inc.	5.850%	11/1/2016	150	146
Southwest Airlines Co.	6.500%	3/1/2012	1,650	1,706
Southwest Airlines Co.	5.750%	12/15/2016	475	465
Southwest Airlines Co.	5.125%	3/1/2017	100	93
2 Southwest Airlines Co.	6.150%	8/1/2022	295	287
Union Pacific Corp.	3.625%	6/1/2010	250	253
Union Pacific Corp.	6.125%	1/15/2012	50	53
Union Pacific Corp.	6.500%	4/15/2012	300	325
Union Pacific Corp.	5.450%	1/31/2013	1,250	1,288
Union Pacific Corp.	5.750%	11/15/2017	1,550	1,574
Union Pacific Corp.	5.700%	8/15/2018	300	299
Union Pacific Corp.	6.625%	2/1/2029	600	622
2 Union Pacific Railroad Co.	6.176%	1/2/2031	248	247
2 United Air Lines Inc.	6.636%	7/2/2022	340	317
United Parcel Service of America	4.500%	1/15/2013	325	336
United Parcel Service of America	5.500%	1/15/2018	375	396
United Parcel Service of America	6.200%	1/15/2038	700	746
Other (0.1%)
Black & Decker Corp.	7.125%	6/1/2011	500	520
Cintas Corp.	6.125%	12/1/2017	425	438
Cooper Industries, Inc.	5.250%	11/15/2012	550	565
Danaher Corp.	5.625%	1/15/2018	375	389
Dover Corp.	4.875%	10/15/2015	675	666
Dover Corp.	5.450%	3/15/2018	800	809
Dover Corp.	6.600%	3/15/2038	450	466
Rockwell Automation	5.650%	12/1/2017	300	316
Rockwell Automation	6.700%	1/15/2028	175	190
Rockwell Automation	6.250%	12/1/2037	775	796

				705,292

Utilities (1.9%)
Electric (1.4%)
AEP Texas Central Co.	6.650%	2/15/2033	325	337
Alabama Power Co.	5.500%	10/15/2017	850	874
American Electric Power Co., Inc.	5.375%	3/15/2010	800	819
4 American Water Capital Corp.	6.085%	10/15/2017	1,175	1,229
4 American Water Capital Corp.	6.593%	10/15/2037	875	880
Arizona Public Service Co.	4.650%	5/15/2015	350	317
Baltimore Gas & Electric Co.	5.900%	10/1/2016	500	496
Baltimore Gas & Electric Co.	6.350%	10/1/2036	200	182
Carolina Power & Light Co.	6.500%	7/15/2012	1,500	1,632
CenterPoint Energy Houston	5.700%	3/15/2013	1,025	1,084
Cincinnati Gas & Electric Co.	5.700%	9/15/2012	225	239
Cleveland Electric Illumination Co.	7.880%	11/1/2017	175	196
Columbus Southern Power	5.850%	10/1/2035	500	462
Commonwealth Edison Co.	6.150%	3/15/2012	375	396
Commonwealth Edison Co.	5.950%	8/15/2016	1,525	1,532
Commonwealth Edison Co.	6.150%	9/15/2017	1,625	1,663
Commonwealth Edison Co.	6.450%	1/15/2038	1,100	1,060
Connecticut Light & Power Co.	6.350%	6/1/2036	1,350	1,344
Consolidated Edison Co. of New York	4.875%	2/1/2013	175	183
Consolidated Edison Co. of New York	5.375%	12/15/2015	275	280
Consolidated Edison Co. of New York	5.500%	9/15/2016	1,500	1,533
Consolidated Edison Co. of New York	5.300%	3/1/2035	50	43
Consolidated Edison Co. of New York	5.850%	3/15/2036	300	281
Consolidated Edison Co. of New York	6.200%	6/15/2036	400	393
Consolidated Edison Co. of New York	6.300%	8/15/2037	925	933
Constellation Energy Group, Inc.	6.125%	9/1/2009	300	308
Constellation Energy Group, Inc.	7.000%	4/1/2012	50	54
Constellation Energy Group, Inc.	4.550%	6/15/2015	2,500	2,266
Constellation Energy Group, Inc.	7.600%	4/1/2032	325	318
Consumers Energy Co.	5.000%	2/15/2012	350	354
Consumers Energy Co.	5.375%	4/15/2013	175	181
Consumers Energy Co.	5.500%	8/15/2016	675	671
Duke Energy Carolinas LLC	6.100%	6/1/2037	1,325	1,310
DTE Energy Co.	7.050%	6/1/2011	175	187
Detroit Edison Co.	6.125%	10/1/2010	275	294
Detroit Edison Co.	5.700%	10/1/2037	375	348
Dominion Resources, Inc.	4.750%	12/15/2010	650	667
Dominion Resources, Inc.	6.250%	6/30/2012	210	225
Dominion Resources, Inc.	5.150%	7/15/2015	1,875	1,849
Dominion Resources, Inc.	5.250%	8/1/2033	175	176
Dominion Resources, Inc.	6.000%	11/30/2017	1,075	1,131
Dominion Resources, Inc.	6.300%	3/15/2033	75	74
Dominion Resources, Inc.	5.950%	6/15/2035	500	469
2 Dominion Resources, Inc.	6.300%	9/30/2066	325	300
Duke Energy Carolinas LLC	6.000%	1/15/2038	200	200
Duke Energy Corp.	6.250%	1/15/2012	1,200	1,286
Duke Energy Corp.	6.450%	10/15/2032	900	922
El Paso Electric Co.	6.000%	5/15/2035	125	116
Energy East Corp.	6.750%	6/15/2012	550	593
Energy East Corp.	6.750%	7/15/2036	750	711
Exelon Corp.	4.900%	6/15/2015	575	555
FPL Group Capital, Inc.	5.625%	9/1/2011	250	265
2 FPL Group Capital, Inc.	6.350%	10/1/2066	250	230
2 FPL Group Capital, Inc.	6.650%	6/15/2067	625	591
FirstEnergy Corp.	6.450%	11/15/2011	4,825	5,039
FirstEnergy Corp.	7.375%	11/15/2031	700	752
Florida Power & Light Co.	5.550%	11/1/2017	250	265
Florida Power & Light Co.	5.950%	10/1/2033	400	403
Florida Power & Light Co.	5.625%	4/1/2034	775	748
Florida Power & Light Co.	4.950%	6/1/2035	575	502
Florida Power & Light Co.	5.400%	9/1/2035	600	561
Florida Power & Light Co.	5.650%	2/1/2037	675	662
Florida Power & Light Co.	5.850%	5/1/2037	700	696
Florida Power & Light Co.	5.950%	2/1/2038	500	504
Florida Power Corp.	4.500%	6/1/2010	425	439
Florida Power Corp.	4.800%	3/1/2013	775	798
Florida Power Corp.	6.350%	9/15/2037	650	678
4 Illinois Power	6.125%	11/15/2017	375	380
Indiana Michigan Power Co.	6.050%	3/15/2037	2,250	1,977
Jersey Central Power & Light	5.625%	5/1/2016	275	278
Jersey Central Power & Light	5.650%	6/1/2017	450	457
Kansas City Power & Light	6.050%	11/15/2035	175	167
MidAmerican Energy Co.	5.650%	7/15/2012	350	370
MidAmerican Energy Co.	5.950%	7/15/2017	1,050	1,100
MidAmerican Energy Co.	6.750%	12/30/2031	725	775
MidAmerican Energy Co.	5.750%	11/1/2035	275	259
MidAmerican Energy Holdings Co.	5.875%	10/1/2012	900	952
MidAmerican Energy Holdings Co.	5.000%	2/15/2014	175	171
MidAmerican Energy Holdings Co.	6.125%	4/1/2036	3,700	3,592
MidAmerican Energy Holdings Co.	5.950%	5/15/2037	400	375
MidAmerican Energy Holdings Co.	6.500%	9/15/2037	1,375	1,387
NStar Electric Co.	4.875%	4/15/2014	175	177
NStar Electric Co.	5.625%	11/15/2017	1,025	1,087
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/2012	3,225	3,529
National Rural Utilities Cooperative Finance Corp.	5.450%	4/10/2017	200	202
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/2018	700	701
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/2032	225	259
NiSource Finance Corp.	7.875%	11/15/2010	550	587
NiSource Finance Corp.	5.400%	7/15/2014	175	168
NiSource Finance Corp.	5.250%	9/15/2017	550	506
NiSource Finance Corp.	5.450%	9/15/2020	600	550
Northern States Power Co.	5.250%	3/1/2018	175	178
Northern States Power Co.	6.250%	6/1/2036	150	156
Ohio Edison	6.400%	7/15/2016	425	444
Ohio Power Co.	6.000%	6/1/2016	350	363
Oncor Electric Delivery Co.	6.375%	5/1/2012	675	701
Oncor Electric Delivery Co.	6.375%	1/15/2015	1,050	1,047
Oncor Electric Delivery Co.	7.000%	5/1/2032	1,000	984
Oncor Electric Delivery Co.	7.250%	1/15/2033	125	127
PECO Energy Co.	5.350%	3/1/2018	250	254
PPL Energy Supply LLC	6.400%	11/1/2011	1,325	1,364
PPL Energy Supply LLC	6.200%	5/15/2016	1,075	1,083
PPL Energy Supply LLC	6.000%	12/15/2036	325	268
PSE&G Power LLC	7.750%	4/15/2011	850	932
PSE&G Power LLC	6.950%	6/1/2012	1,050	1,139
PSE&G Power LLC	5.500%	12/1/2015	775	766
PSE&G Power LLC	8.625%	4/15/2031	75	92
PSI Energy Inc.	5.000%	9/15/2013	500	502
PacifiCorp	6.900%	11/15/2011	500	549
PacifiCorp	7.700%	11/15/2031	250	300
PacifiCorp	5.250%	6/15/2035	175	158
Pacific Gas & Electric Co.	4.200%	3/1/2011	225	226
Pacific Gas & Electric Co.	4.800%	3/1/2014	1,400	1,419
Pacific Gas & Electric Co.	5.625%	11/30/2017	300	308
Pacific Gas & Electric Co.	6.050%	3/1/2034	2,500	2,456
Pacific Gas & Electric Co.	5.800%	3/1/2037	750	711
Pennsylvania Electric Co.	6.050%	9/1/2017	225	225
Pepco Holdings, Inc.	6.450%	8/15/2012	825	889
Pepco Holdings, Inc.	7.450%	8/15/2032	175	189
Progress Energy, Inc.	7.100%	3/1/2011	1,430	1,527
Progress Energy, Inc.	5.625%	1/15/2016	500	509
Progress Energy, Inc.	7.750%	3/1/2031	350	412
Progress Energy, Inc.	7.000%	10/30/2031	50	54
Public Service Co. of Colorado	7.875%	10/1/2012	1,875	2,168
Public Service Co. of Colorado	5.500%	4/1/2014	275	289
Public Service Co. of Colorado	6.250%	9/1/2037	100	102
Public Service Co. of Oklahoma	6.625%	11/15/2037	675	674
Public Service Electric & Gas	5.800%	5/1/2037	1,950	1,913
Puget Sound Energy Inc.	5.483%	6/1/2035	100	87
Puget Sound Energy Inc.	6.274%	3/15/2037	650	628
SCANA Corp.	6.875%	5/15/2011	1,325	1,412
Sierra Pacific Power Co.	6.000%	5/15/2016	350	346
Sierra Pacific Power Co.	6.750%	7/1/2037	700	683
Southern California Edison Co.	5.000%	1/15/2014	1,175	1,209
Southern California Edison Co.	5.000%	1/15/2016	100	102
Southern California Edison Co.	6.650%	4/1/2029	250	255
Southern California Edison Co.	6.000%	1/15/2034	175	177
Southern California Edison Co.	5.750%	4/1/2035	225	220
Southern California Edison Co.	5.350%	7/15/2035	125	116
Southern California Edison Co.	5.625%	2/1/2036	125	120
Southern California Edison Co.	5.550%	1/15/2037	1,400	1,331
Southern Co.	5.300%	1/15/2012	1,375	1,448
Southern Power Co.	6.250%	7/15/2012	175	189
Southern Power Co.	4.875%	7/15/2015	750	730
Tampa Electric Co.	6.550%	5/15/2036	400	396
Toledo Edison Co.	6.150%	5/15/2037	300	264
Union Electric Co.	5.400%	2/1/2016	300	299
Virginia Electric & Power Co.	5.100%	11/30/2012	500	519
Virginia Electric & Power Co.	5.400%	1/15/2016	1,000	1,011
Virginia Electric & Power Co.	6.000%	1/15/2036	950	933
Virginia Electric & Power Co.	6.000%	5/15/2037	600	589
Virginia Electric & Power Co.	6.350%	11/30/2037	250	256
Wisconsin Electric Power Co.	5.625%	5/15/2033	175	164
Wisconsin Energy Corp.	6.500%	4/1/2011	400	428
2 Wisconsin Energy Corp.	6.250%	5/15/2067	1,750	1,599
Wisconsin Power & Light Co.	6.375%	8/15/2037	600	619
Xcel Energy, Inc.	5.613%	4/1/2017	131	132
Xcel Energy, Inc.	6.500%	7/1/2036	425	415
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/2011	300	324
Atmos Energy Corp.	4.000%	10/15/2009	400	400
Atmos Energy Corp.	4.950%	10/15/2014	475	457
Boardwalk Pipelines LLC	5.500%	2/1/2017	125	117
CenterPoint Energy Resources	7.875%	4/1/2013	750	834
CenterPoint Energy Resources	6.150%	5/1/2016	650	666
Consolidated Natural Gas	6.250%	11/1/2011	1,375	1,459
Consolidated Natural Gas	5.000%	12/1/2014	950	956
Duke Capital Corp.	7.500%	10/1/2009	250	261
Duke Capital Corp.	5.500%	3/1/2014	1,050	1,028
Duke Capital Corp.	6.750%	2/15/2032	175	169
Duke Energy Field Services	7.875%	8/16/2010	225	241
Duke Energy Field Services	8.125%	8/16/2030	275	312
El Paso Natural Gas Co.	5.950%	4/15/2017	300	299
Energy Transfer Partners LP	5.650%	8/1/2012	1,325	1,325
Energy Transfer Partners LP	5.950%	2/1/2015	175	170
Energy Transfer Partners LP	6.125%	2/15/2017	300	294
Energy Transfer Partners LP	6.625%	10/15/2036	550	519
Enterprise Products Operating LP	4.950%	6/1/2010	700	711
Enterprise Products Operating LP	5.600%	10/15/2014	875	876
Enterprise Products Operating LP	6.300%	9/15/2017	750	776
Enterprise Products Operating LP	6.875%	3/1/2033	100	100
KeySpan Corp.	7.625%	11/15/2010	100	108
KeySpan Corp.	8.000%	11/15/2030	200	232
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	600	637
Kinder Morgan Energy Partners LP	5.850%	9/15/2012	925	944
Kinder Morgan Energy Partners LP	5.000%	12/15/2013	450	447
Kinder Morgan Energy Partners LP	5.125%	11/15/2014	425	416
Kinder Morgan Energy Partners LP	5.950%	2/15/2018	300	305
Kinder Morgan Energy Partners LP	7.300%	8/15/2033	450	464
Kinder Morgan Energy Partners LP	5.800%	3/15/2035	100	85
Kinder Morgan Energy Partners LP	6.950%	1/15/2038	450	445
Magellan Midstream Partners, LP	5.650%	10/15/2016	100	100
National Grid PLC	6.300%	8/1/2016	1,825	1,876
ONEOK Inc.	5.200%	6/15/2015	450	444
ONEOK Inc.	6.000%	6/15/2035	225	203
ONEOK Partners, LP	5.900%	4/1/2012	1,800	1,882
ONEOK Partners, LP	6.150%	10/1/2016	725	740
ONEOK Partners, LP	6.650%	10/1/2036	2,275	2,195
ONEOK Partners, LP	6.850%	10/15/2037	700	688
Panhandle Eastern Pipeline	6.200%	11/1/2017	1,425	1,392
San Diego Gas & Electric	5.300%	11/15/2015	225	230
San Diego Gas & Electric	5.350%	5/15/2035	100	92
San Diego Gas & Electric	6.125%	9/15/2037	50	51
Sempra Energy	7.950%	3/1/2010	20	21
Southern California Gas Co.	5.750%	11/15/2035	350	341
4 Southern Natural Gas	5.900%	4/1/2017	2,875	2,869
Texas Gas Transmission	4.600%	6/1/2015	975	914
Trans-Canada Pipelines	4.000%	6/15/2013	675	662
2 Trans-Canada Pipelines	6.350%	5/15/2067	525	459
Trans-Canada Pipelines	5.600%	3/31/2034	1,225	1,102
Trans-Canada Pipelines	5.850%	3/15/2036	800	739
Trans-Canada Pipelines	6.200%	10/15/2037	250	241
Williams Cos., Inc.	8.750%	3/15/2032	500	579
Williams Cos., Inc.	7.750%	6/15/2031	385	411

				143,855

Total Corporate Bonds
(Cost $2,044,299)				2,021,072

Sovereign Bonds (U.S. Dollar-Denominated) (2.4%)

Asian Development Bank	4.125%	9/15/2010	200	210
Asian Development Bank	5.593%	7/16/2018	1,700	1,927
Canadian Mortgage & Housing	4.800%	10/1/2010	25	26
China Development Bank	4.750%	10/8/2014	575	578
China Development Bank	5.000%	10/15/2015	175	177
Corp. Andina de Fomento	5.200%	5/21/2013	375	374
Corp. Andina de Fomento	5.750%	1/12/2017	2,150	2,053
Development Bank of Japan	4.250%	6/9/2015	175	181
Eksportfinans	5.500%	5/25/2016	825	905
Eksportfinans	5.500%	6/26/2017	850	929
European Investment Bank	5.000%	2/8/2010	200	211
European Investment Bank	4.000%	3/3/2010	3,575	3,709
European Investment Bank	4.625%	9/15/2010	1,975	2,099
European Investment Bank	3.250%	2/15/2011	3,350	3,435
European Investment Bank	5.250%	6/15/2011	4,425	4,763
European Investment Bank	2.875%	3/15/2013	2,400	2,415
European Investment Bank	3.250%	5/15/2013	2,750	2,817
European Investment Bank	4.625%	5/15/2014	3,025	3,172
European Investment Bank	4.875%	2/16/2016	500	534
European Investment Bank	5.125%	9/13/2016	300	327
European Investment Bank	4.875%	1/17/2017	1,725	1,852
European Investment Bank	5.125%	5/30/2017	3,025	3,313
Export-Import Bank of Korea	4.500%	8/12/2009	175	178
Export-Import Bank of Korea	4.625%	3/16/2010	175	179
Export-Import Bank of Korea	5.125%	2/14/2011	1,450	1,486
Export-Import Bank of Korea	5.500%	10/17/2012	1,650	1,723
Export-Import Bank of Korea	5.125%	3/16/2015	400	386
Federation of Malaysia	8.750%	6/1/2009	750	799
Federation of Malaysia	7.500%	7/15/2011	2,050	2,298
Financement Quebec	5.000%	10/25/2012	550	596
Inter-American Development Bank	5.625%	4/16/2009	2,650	2,753
Inter-American Development Bank	8.500%	3/15/2011	575	663
Inter-American Development Bank	4.750%	10/19/2012	1,600	1,726
Inter-American Development Bank	4.250%	9/14/2015	75	77
Inter-American Development Bank	7.000%	6/15/2025	725	917
International Bank for Reconstruction & Development	4.125%	6/24/2009	1,025	1,043
International Bank for Reconstruction & Development	4.125%	8/12/2009	775	789
International Bank for Reconstruction & Development	8.875%	3/1/2026	450	665
Japan Bank International	4.750%	5/25/2011	225	239
Japan Bank International	4.375%	11/26/2012	1,000	1,048
Japan Finance Corp.	5.875%	3/14/2011	1,600	1,740
Japan Finance Corp.	4.625%	4/21/2015	600	626
Japan Finance Corp.	5.000%	5/16/2017	100	108
KFW International Finance Inc.	4.500%	9/21/2009	2,475	2,559
KFW International Finance Inc.	4.875%	10/19/2009	1,350	1,410
Korea Development Bank	4.750%	7/20/2009	450	458
Korea Development Bank	4.625%	9/16/2010	625	648
Korea Development Bank	5.300%	1/17/2013	1,000	1,036
Korea Development Bank	5.750%	9/10/2013	1,975	2,057
Korea Electric Power	7.750%	4/1/2013	1,325	1,520
Kreditanstalt fur Wiederaufbau	5.250%	5/19/2009	1,525	1,581
Kreditanstalt fur Wiederaufbau	5.000%	6/1/2010	2,125	2,265
Kreditanstalt fur Wiederaufbau	4.250%	6/15/2010	6,150	6,337
Kreditanstalt fur Wiederaufbau	4.625%	1/20/2011	500	528
Kreditanstalt fur Wiederaufbau	3.250%	2/15/2011	700	721
Kreditanstalt fur Wiederaufbau	4.750%	5/15/2012	925	993
Kreditanstalt fur Wiederaufbau	3.250%	3/15/2013	7,575	7,690
Kreditanstalt fur Wiederaufbau	4.125%	10/15/2014	275	284
Kreditanstalt fur Wiederaufbau	5.125%	3/14/2016	2,665	2,883
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/2010	250	259
Landwirtschaftliche Rentenbank	5.250%	7/2/2012	1,375	1,502
Landwirtschaftliche Rentenbank	3.250%	3/15/2013	2,700	2,736
Landwirtschaftliche Rentenbank	4.875%	11/16/2015	275	296
Mass Transit Railway Corp.	7.500%	11/8/2010	675	745
Nordic Investment Bank	2.875%	6/15/2009	550	555
Oesterreichische Kontrollbank	4.250%	10/6/2010	725	769
Oesterreichische Kontrollbank	4.500%	3/9/2015	125	134
Oesterreichische Kontrollbank	5.000%	4/25/2017	750	817
Ontario Hydro Electric	7.450%	3/31/2013	700	813
Pemex Project Funding Master Trust	9.125%	10/13/2010	115	129
4 Pemex Project Funding Master Trust	6.625%	6/15/2035	1,300	1,346
Pemex Project Funding Master Trust	6.625%	6/15/2035	1,450	1,501
People's Republic of China	4.750%	10/29/2013	375	385
Petrobras International Finance	6.125%	10/6/2016	2,075	2,081
Petrobras International Finance	5.875%	3/1/2018	200	196
Petrobras International Finance	8.375%	12/10/2018	600	695
Province of Manitoba	7.500%	2/22/2010	625	676
Province of Nova Scotia	5.750%	2/27/2012	225	248
Province of Ontario	3.625%	10/21/2009	625	632
Province of Ontario	2.750%	2/22/2011	2,500	2,513
Province of Ontario	5.000%	10/18/2011	525	561
Province of Ontario	4.750%	1/19/2016	900	948
Province of Ontario	5.450%	4/27/2016	3,625	3,998
Province of Quebec	5.000%	7/17/2009	2,175	2,230
Province of Quebec	6.125%	1/22/2011	850	921
Province of Quebec	4.600%	5/26/2015	275	283
Province of Quebec	5.125%	11/14/2016	2,450	2,627
Province of Quebec	7.500%	9/15/2029	2,425	3,238
Province of Saskatchewan	7.375%	7/15/2013	200	234
Quebec Hydro Electric	6.300%	5/11/2011	1,250	1,370
Quebec Hydro Electric	7.500%	4/1/2016	1,200	1,450
Quebec Hydro Electric	8.050%	7/7/2024	1,325	1,728
Region of Lombardy, Italy	5.804%	10/25/2032	750	825
Republic of Chile	7.125%	1/11/2012	925	1,031
Republic of Chile	5.500%	1/15/2013	175	187
Republic of Hungary	4.750%	2/3/2015	1,525	1,564
Republic of Italy	6.000%	2/22/2011	2,825	3,059
Republic of Italy	5.625%	6/15/2012	3,600	3,969
Republic of Italy	4.750%	1/25/2016	5,650	5,960
Republic of Italy	5.250%	9/20/2016	350	383
Republic of Italy	6.875%	9/27/2023	3,100	3,803
Republic of Italy	5.375%	6/15/2033	625	660
Republic of Korea	4.250%	6/1/2013	2,300	2,333
Republic of Korea	5.625%	11/3/2025	250	255
Republic of Poland	6.250%	7/3/2012	1,325	1,439
Republic of Poland	5.250%	1/15/2014	1,000	1,053
Republic of South Africa	7.375%	4/25/2012	2,475	2,693
Republic of South Africa	6.500%	6/2/2014	325	340
Republic of South Africa	5.875%	5/30/2022	400	376
State of Israel	4.625%	6/15/2013	225	230
State of Israel	5.500%	11/9/2016	1,575	1,688
Swedish Export Credit Corp.	4.000%	6/15/2010	450	459
Swedish Export Credit Corp.	4.500%	9/27/2010	800	835
Swedish Export Credit Corp.	5.125%	3/1/2017	400	428
United Mexican States	9.875%	2/1/2010	975	1,087
United Mexican States	8.375%	1/14/2011	2,875	3,243
United Mexican States	7.500%	1/14/2012	203	228
United Mexican States	6.375%	1/16/2013	4,016	4,398
United Mexican States	6.625%	3/3/2015	47	53
United Mexican States	11.375%	9/15/2016	100	145
United Mexican States	5.625%	1/15/2017	3,775	3,964
United Mexican States	8.300%	8/15/2031	1,100	1,442
United Mexican States	6.750%	9/27/2034	6,670	7,420

Total Sovereign Bonds
(Cost $174,925)				183,182

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/2023	3,100	3,161
Illinois (Taxable Pension) GO	5.100%	6/1/2033	5,450	5,402
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/2034	675	705
New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/2029	500	603
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	10	10
New Jersey Turnpike Auth. Rev.	4.252%	1/1/2016	290	285
Oregon (Taxable Pension) GO	5.762%	6/1/2023	225	247
Oregon (Taxable Pension) GO	5.892%	6/1/2027	450	490
Oregon School Board Assn.	4.759%	6/30/2028	300	265
Oregon School Board Assn.	5.528%	6/30/2028	100	104
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/2047	700	676
Wisconsin Public Service Rev.	4.800%	5/1/2013	275	286
Wisconsin Public Service Rev.	5.700%	5/1/2026	275	302

Total Taxable Municipal Bonds
(Cost $12,134)				12,536

			Shares

Temporary Cash Investment (1.5%)

5 Vanguard Market Liquidity Fund
(Cost $109,799)	2.800%		109,798,675	109,799

Total Investments (99.8%)
(Cost $7,376,268)				7,523,830

Other Assets and Liabilities-Net (0.2%)				15,732

Net Assets (100%)				7,539,562

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate note.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of these securities was $39,995,000, representing 0.5% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.
REIT - Real Estate Investment Trust.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At March 31, 2008, the cost of investment securities for tax purposes was $7,376,268,000. Net unrealized appreciation of investment securities for tax purposes was $147,562,000, consisting of unrealized gains of $196,736,000 on securities that had risen in value since their purchase and $49,174,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts:The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At March 31, 2008, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity	Dealer [1]	Notional Amount ($000)	Floating Interest Rate Paid[3]	Unrealized Appreciation (Depreciation) ($000)

Commercial Mortgage-Backed Securities Index
4/30/2008	BOA	27,700	2.753%	660
4/30/2008	BOA	91,000	2.853%	2,160
5/1/2008	LEH	27,500	2.859%	655
5/31/2008	BOA	11,000	2.703%	24
5/31/2008	BOA	11,000	2.703%	203
5/31/2008	BOA	11,000	2.703%	262
6/1/2008	LEH	28,000	2.609%	673
7/1/2008	LEH	45,000	2.499%	1,086
7/31/2008	BOA	25,000	2.953%	95
7/31/2008	BOA	25,000	2.953%	166
7/31/2008	BOA	25,000	2.953%	591
8/1/2008	LEH	31,000	2.859%	119
8/1/2008	LEH	31,000	2.859%	739
8/31/2008	BOA	17,000	3.153%	399
Hybrid ARM Index
5/1/2008	LEH	6,000	2.699%	(10)

				7,822

1	BOA-Bank of America. LEH-Lehman Brothers Special Financing Inc.
2	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices	109,799	—

Level 2- Other Significant Observable Inputs	7,414,031	7,822

Level 3- Significant Unobservable Inputs	—	—

Total	7,523,830	7,822

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	May 13, 2008

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	May 13, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.